UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2016

All Cap Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Alphabet, Inc.*	7.3%
Facebook, Inc., Class A	4.4%
Apple, Inc.	3.5%
Lowe's Cos., Inc.	3.1%
Mondelez International, Inc., Class A	3.1%
Comcast Corp., Class A	2.3%
Amazon.com, Inc.	2.2%
MasterCard, Inc., Class A	2.2%
Constellation Brands, Inc., Class A	2.2%
Baxter International, Inc.	2.1%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	12.8%
Software	7.1%
Specialty Retail	6.6%
Food Products	6.0%
Health Care Equipment and Supplies	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$967.60	$4.94	1.01%
Institutional Class	$1,000	$968.90	$3.97	0.81%
A Class	$1,000	$966.60	$6.16	1.26%
C Class	$1,000	$962.90	$9.81	2.01%
R Class	$1,000	$965.20	$7.38	1.51%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.07	1.01%
Institutional Class	$1,000	$1,020.84	$4.07	0.81%
A Class	$1,000	$1,018.60	$6.32	1.26%
C Class	$1,000	$1,014.87	$10.07	2.01%
R Class	$1,000	$1,017.36	$7.57	1.51%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Air Freight and Logistics — 1.6%
FedEx Corp.	100,896	$16,658,939
Airlines — 1.0%
American Airlines Group, Inc.	179,018	6,210,134
Spirit Airlines, Inc.(1)	91,521	4,020,518
		10,230,652
Automobiles — 0.5%
Tesla Motors, Inc.(1)	21,043	5,066,313
Banks — 0.5%
SVB Financial Group(1)	48,294	5,036,098
Beverages — 2.5%
Constellation Brands, Inc., Class A	147,078	22,952,993
Monster Beverage Corp.(1)	20,256	2,921,320
		25,874,313
Biotechnology — 5.4%
Alexion Pharmaceuticals, Inc.(1)	83,607	11,644,783
Biogen, Inc.(1)	32,730	9,000,423
BioMarin Pharmaceutical, Inc.(1)	49,406	4,183,700
Gilead Sciences, Inc.	188,422	16,620,705
Regeneron Pharmaceuticals, Inc.(1)	14,493	5,459,658
Vertex Pharmaceuticals, Inc.(1)	109,001	9,193,144
		56,102,413
Capital Markets — 2.1%
Affiliated Managers Group, Inc.(1)	34,464	5,869,908
Charles Schwab Corp. (The)	348,817	9,909,891
Morgan Stanley	115,915	3,136,660
SEI Investments Co.	62,495	3,004,760
		21,921,219
Chemicals — 1.7%
Axalta Coating Systems Ltd.(1)	193,586	5,511,393
Monsanto Co.	88,896	8,327,777
Scotts Miracle-Gro Co. (The), Class A	58,647	4,151,035
		17,990,205
Commercial Services and Supplies — 0.3%
KAR Auction Services, Inc.	85,996	3,233,450
Communications Equipment — 0.7%
Cisco Systems, Inc.	278,439	7,654,288
Consumer Finance — 1.0%
Discover Financial Services	184,089	10,358,688
Containers and Packaging — 0.6%
Ball Corp.	87,054	6,213,915
Distributors — 0.3%
LKQ Corp.(1)	98,481	3,156,316
Diversified Financial Services — 0.6%
S&P Global, Inc.	57,410	6,134,259

6

	Shares	Value
Diversified Telecommunication Services — 1.2%
SBA Communications Corp., Class A(1)	123,542	$12,729,768
Electrical Equipment — 0.7%
AMETEK, Inc.	139,335	6,700,620
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	126,098	18,678,897
Food Products — 6.0%
Amplify Snack Brands, Inc.(1)	321,452	4,953,575
Hain Celestial Group, Inc. (The)(1)	69,568	2,912,117
Kellogg Co.	192,500	14,785,925
Mead Johnson Nutrition Co.	36,916	3,217,229
Mondelez International, Inc., Class A	733,118	31,494,749
TreeHouse Foods, Inc.(1)	46,877	4,143,927
		61,507,522
Health Care Equipment and Supplies — 5.5%
Baxter International, Inc.	496,151	21,939,797
DexCom, Inc.(1)	56,163	3,615,774
Intuitive Surgical, Inc.(1)	12,660	7,929,718
Teleflex, Inc.	123,041	19,167,327
West Pharmaceutical Services, Inc.	49,105	3,496,276
		56,148,892
Health Care Providers and Services — 1.2%
AmerisourceBergen Corp.	72,588	6,177,239
VCA, Inc.(1)	94,225	5,933,348
		12,110,587
Hotels, Restaurants and Leisure — 4.7%
Chipotle Mexican Grill, Inc.(1)	11,442	4,816,739
Hilton Worldwide Holdings, Inc.	144,019	3,175,619
McDonald's Corp.	161,944	20,484,297
MGM Resorts International(1)	123,058	2,621,135
Panera Bread Co., Class A(1)	26,892	5,768,065
Starbucks Corp.	214,437	12,057,792
		48,923,647
Household Durables — 1.5%
Newell Brands, Inc.	335,364	15,272,477
Internet and Catalog Retail — 3.4%
Amazon.com, Inc.(1)	34,909	23,025,627
Expedia, Inc.	53,824	6,231,205
Priceline Group, Inc. (The)(1)	4,605	6,187,554
		35,444,386
Internet Software and Services — 12.8%
Alibaba Group Holding Ltd. ADR(1)	66,059	5,082,579
Alphabet, Inc., Class A(1)	76,573	54,204,495
Alphabet, Inc., Class C(1)	30,462	21,110,471
CoStar Group, Inc.(1)	31,325	6,180,736
Facebook, Inc., Class A(1)	385,142	45,284,996
		131,863,277
IT Services — 3.3%
Alliance Data Systems Corp.(1)	51,892	10,550,162
MasterCard, Inc., Class A	236,807	22,967,911
		33,518,073

7

	Shares	Value
Machinery — 3.3%
Ingersoll-Rand plc	142,007	$9,307,139
Middleby Corp. (The)(1)	116,839	12,810,228
Snap-on, Inc.	52,112	8,300,399
Xylem, Inc.	86,858	3,628,927
		34,046,693
Media — 2.8%
Comcast Corp., Class A	391,936	23,814,032
Walt Disney Co. (The)	51,574	5,325,531
		29,139,563
Multiline Retail — 2.1%
Dollar Tree, Inc.(1)	146,738	11,696,486
Target Corp.	127,210	10,113,195
		21,809,681
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	47,707	5,542,122
Pioneer Natural Resources Co.	34,138	5,670,322
		11,212,444
Pharmaceuticals — 3.8%
Allergan plc(1)	84,404	18,278,530
Bristol-Myers Squibb Co.	112,960	8,153,453
Zoetis, Inc.	279,874	13,162,474
		39,594,457
Professional Services — 1.1%
Nielsen Holdings plc	218,634	11,399,577
Real Estate Investment Trusts (REITs) — 0.4%
Crown Castle International Corp.	41,647	3,618,291
Road and Rail — 3.5%
Canadian Pacific Railway Ltd., New York Shares	105,664	15,242,032
J.B. Hunt Transport Services, Inc.	45,467	3,768,305
Norfolk Southern Corp.	121,644	10,961,341
Union Pacific Corp.	67,085	5,851,824
		35,823,502
Semiconductors and Semiconductor Equipment — 1.3%
Applied Materials, Inc.	310,498	6,355,894
Broadcom Ltd.	50,710	7,390,983
		13,746,877
Software — 7.1%
Adobe Systems, Inc.(1)	150,529	14,182,842
Electronic Arts, Inc.(1)	350,568	21,682,631
Microsoft Corp.	68,682	3,425,171
Oracle Corp.	462,948	18,453,107
salesforce.com, inc.(1)	157,955	11,972,989
Take-Two Interactive Software, Inc.(1)	97,508	3,332,824
		73,049,564
Specialty Retail — 6.6%
AutoZone, Inc.(1)	14,142	10,821,883
Burlington Stores, Inc.(1)	62,983	3,588,141
Home Depot, Inc. (The)	114,233	15,294,656
Lowe's Cos., Inc.	423,201	32,171,740

8

	Shares	Value
Signet Jewelers Ltd.	58,526	$6,353,583
		68,230,003
Technology Hardware, Storage and Peripherals — 3.5%
Apple, Inc.	380,652	35,682,318
Textiles, Apparel and Luxury Goods — 1.5%
Coach, Inc.	83,484	3,361,901
NIKE, Inc., Class B	166,260	9,799,364
Under Armour, Inc., Class A(1)	22,289	979,379
Under Armour, Inc., Class C(1)	22,289	909,391
		15,050,035
Tobacco — 0.5%
Philip Morris International, Inc.	52,545	5,155,715
Trading Companies and Distributors — 0.2%
Fastenal Co.	37,577	1,758,228
TOTAL COMMON STOCKS (Cost $740,954,615)		1,027,846,162
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $1,717,361), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $1,683,514)		1,683,493
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $2,865,013), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $2,806,019)		2,806,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,994	1,994
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,491,487)		4,491,487
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $745,446,102)		1,032,337,649
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,222,181)
TOTAL NET ASSETS — 100.0%		$1,031,115,468

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,242,797	USD	964,745	Morgan Stanley	6/30/16	$25,776
CAD	1,326,529	USD	1,030,282	Morgan Stanley	6/30/16	26,975
CAD	405,765	USD	320,713	Morgan Stanley	6/30/16	2,686
CAD	815,538	USD	629,011	Morgan Stanley	6/30/16	20,981
CAD	482,357	USD	374,550	Morgan Stanley	6/30/16	9,893
USD	16,632,605	CAD	21,951,546	Morgan Stanley	6/30/16	(862,988)
						$(776,677)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $745,446,102)	$1,032,337,649
Foreign currency holdings, at value (cost of $69,060)	60,769
Receivable for investments sold	3,213,006
Receivable for capital shares sold	25,782
Unrealized appreciation on forward foreign currency exchange contracts	86,311
Dividends and interest receivable	342,828
1,036,066,345

Liabilities
Payable for investments purchased	2,635,045
Payable for capital shares redeemed	581,564
Unrealized depreciation on forward foreign currency exchange contracts	862,988
Accrued management fees	859,466
Distribution and service fees payable	11,814
4,950,877

Net Assets	$1,031,115,468

Net Assets Consist of:
Capital (par value and paid-in surplus)	$720,724,245
Accumulated net investment loss	(913,496)
Undistributed net realized gain	25,198,140
Net unrealized appreciation	286,106,579
$1,031,115,468

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,002,329,680	33,972,867	$29.50
Institutional Class, $0.01 Par Value	$296,451	9,942	$29.82
A Class, $0.01 Par Value	$10,411,821	357,826	$29.10*
C Class, $0.01 Par Value	$4,584,038	164,306	$27.90
R Class, $0.01 Par Value	$13,493,478	470,257	$28.69
*Maximum offering price $30.88 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,507)	$4,839,244
Interest	3,047
4,842,291

Expenses:
Management fees	5,206,535
Distribution and service fees:
A Class	13,163
C Class	23,719
R Class	32,792
Directors' fees and expenses	19,483
Other expenses	1,267
5,296,959

Net investment income (loss)	(454,668)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,116,160
Foreign currency transactions	103,796
25,219,956

Change in net unrealized appreciation (depreciation) on:
Investments	(60,975,180)
Translation of assets and liabilities in foreign currencies	(507,842)
(61,483,022)

Net realized and unrealized gain (loss)	(36,263,066)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(36,717,734)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$(454,668)	$(1,779,270)
Net realized gain (loss)	25,219,956	71,662,458
Change in net unrealized appreciation (depreciation)	(61,483,022)	29,160,661
Net increase (decrease) in net assets resulting from operations	(36,717,734)	99,043,849

Distributions to Shareholders
From net realized gains:
Investor Class	(66,713,169)	(149,342,881)
Institutional Class	(17,255)	(26,645)
A Class	(698,339)	(1,170,337)
C Class	(308,984)	(545,627)
R Class	(870,358)	(1,466,459)
Decrease in net assets from distributions	(68,608,105)	(152,551,949)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	24,886,342	62,410,541

Net increase (decrease) in net assets	(80,439,497)	8,902,441

Net Assets
Beginning of period	1,111,554,965	1,102,652,524
End of period	$1,031,115,468	$1,111,554,965

Accumulated net investment loss	$(913,496)	$(458,828)

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. All Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $249,089,561 and $290,464,769, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	225,000,000		225,000,000
Sold	807,025	$24,228,494	1,942,723	$62,182,754
Issued in reinvestment of distributions	2,166,415	65,165,760	5,037,722	145,791,678
Redeemed	(2,274,651)	(67,082,276)	(4,820,064)	(153,118,504)
	698,789	22,311,978	2,160,381	54,855,928
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	1,315	39,818	2,931	89,844
Issued in reinvestment of distributions	568	17,255	914	26,645
Redeemed	(476)	(13,730)	(770)	(24,765)
	1,407	43,343	3,075	91,724
A Class/Shares Authorized	25,000,000		25,000,000
Sold	66,443	1,969,580	157,561	4,929,881
Issued in reinvestment of distributions	23,456	696,394	40,835	1,170,337
Redeemed	(63,555)	(1,832,414)	(123,527)	(3,893,895)
	26,344	833,560	74,869	2,206,323
C Class/Shares Authorized	25,000,000		25,000,000
Sold	32,039	922,061	53,142	1,594,597
Issued in reinvestment of distributions	10,826	308,984	19,578	545,053
Redeemed	(28,644)	(816,477)	(39,580)	(1,195,912)
	14,221	414,568	33,140	943,738
R Class/Shares Authorized	25,000,000		25,000,000
Sold	78,450	2,307,997	191,758	6,026,314
Issued in reinvestment of distributions	29,705	870,358	51,654	1,466,459
Redeemed	(64,210)	(1,895,462)	(102,289)	(3,179,945)
	43,945	1,282,893	141,123	4,312,828
Net increase (decrease)	784,706	$24,886,342	2,412,588	$62,410,541

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,027,846,162	—	—
Temporary Cash Investments	1,994	$4,489,493	—
	$1,027,848,156	$4,489,493	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$86,311	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$862,988	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $18,761,891.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $86,311 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $862,988 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $103,763 in net realized gain (loss) on foreign currency transactions and $(508,101) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$745,742,952
Gross tax appreciation of investments	$298,119,762
Gross tax depreciation of investments	(11,525,065)
Net tax appreciation (depreciation) of investments	$286,594,697

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

As of October 31, 2015, the fund had late-year ordinary loss deferrals of $(727,404), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$32.53	(0.01)	(1.00)	(1.01)	—	(2.02)	(2.02)	$29.50	(3.24)%	1.01%(4)	(0.08)%(4)	24%	$1,002,330
2015	$34.71	(0.05)	2.71	2.66	—	(4.84)	(4.84)	$32.53	9.40%	1.00%	(0.15)%	43%	$1,082,419
2014	$35.63	(0.06)	3.64	3.58	—	(4.50)	(4.50)	$34.71	11.50%	1.00%	(0.18)%	56%	$1,079,950
2013	$30.44	0.12	7.22	7.34	(0.10)	(2.05)	(2.15)	$35.63	25.72%	1.00%	0.38%	60%	$1,081,599
2012	$28.06	0.01	3.08	3.09	—	(0.71)	(0.71)	$30.44	11.40%	1.00%	0.04%	55%	$961,562
2011	$26.07	(0.02)	2.01	1.99	—	—	—	$28.06	7.63%	1.00%	(0.08)%	75%	$935,751
Institutional Class
2016(3)	$32.83	0.02	(1.01)	(0.99)	—	(2.02)	(2.02)	$29.82	(3.11)%	0.81%(4)	0.12%(4)	24%	$296
2015	$34.92	0.01	2.74	2.75	—	(4.84)	(4.84)	$32.83	9.60%	0.80%	0.05%	43%	$280
2014	$35.76	—(5)	3.66	3.66	—	(4.50)	(4.50)	$34.92	11.71%	0.80%	0.02%	56%	$191
2013	$30.50	0.16	7.26	7.42	(0.11)	(2.05)	(2.16)	$35.76	25.98%	0.80%	0.58%	60%	$110
2012	$28.06	0.09	3.06	3.15	—	(0.71)	(0.71)	$30.50	11.62%	0.80%	0.24%	55%	$61
2011(6)	$25.32	(0.01)	2.75	2.74	—	—	—	$28.06	10.82%	0.80%(4)	(0.28)%(4)	75%(7)	$28

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$32.15	(0.05)	(0.98)	(1.03)	—	(2.02)	(2.02)	$29.10	(3.34)%	1.26%(4)	(0.33)%(4)	24%	$10,412
2015	$34.44	(0.13)	2.68	2.55	—	(4.84)	(4.84)	$32.15	9.12%	1.25%	(0.40)%	43%	$10,657
2014	$35.47	(0.14)	3.61	3.47	—	(4.50)	(4.50)	$34.44	11.22%	1.25%	(0.43)%	56%	$8,837
2013	$30.36	0.04	7.19	7.23	(0.07)	(2.05)	(2.12)	$35.47	25.42%	1.25%	0.13%	60%	$8,517
2012	$28.05	(0.02)	3.04	3.02	—	(0.71)	(0.71)	$30.36	11.15%	1.25%	(0.21)%	55%	$11,334
2011(6)	$25.32	(0.02)	2.75	2.73	—	—	—	$28.05	10.78%	1.25%(4)	(0.73)%(4)	75%(7)	$28
C Class
2016(3)	$31.02	(0.15)	(0.95)	(1.10)	—	(2.02)	(2.02)	$27.90	(3.71)%	2.01%(4)	(1.08)%(4)	24%	$4,584
2015	$33.62	(0.35)	2.59	2.24	—	(4.84)	(4.84)	$31.02	8.32%	2.00%	(1.15)%	43%	$4,656
2014	$34.96	(0.38)	3.54	3.16	—	(4.50)	(4.50)	$33.62	10.40%	2.00%	(1.18)%	56%	$3,932
2013	$30.11	(0.20)	7.11	6.91	(0.01)	(2.05)	(2.06)	$34.96	24.45%	2.00%	(0.62)%	60%	$3,321
2012	$28.03	(0.25)	3.04	2.79	—	(0.71)	(0.71)	$30.11	10.32%	2.00%	(0.96)%	55%	$1,993
2011(6)	$25.32	(0.03)	2.74	2.71	—	—	—	$28.03	10.70%	2.00%(4)	(1.48)%(4)	75%(7)	$28
R Class
2016(3)	$31.77	(0.08)	(0.98)	(1.06)	—	(2.02)	(2.02)	$28.69	(3.48)%	1.51%(4)	(0.58)%(4)	24%	$13,493
2015	$34.16	(0.20)	2.65	2.45	—	(4.84)	(4.84)	$31.77	8.87%	1.50%	(0.65)%	43%	$13,544
2014	$35.30	(0.22)	3.58	3.36	—	(4.50)	(4.50)	$34.16	10.93%	1.50%	(0.68)%	56%	$9,743
2013	$30.27	(0.09)	7.22	7.13	(0.05)	(2.05)	(2.10)	$35.30	25.12%	1.50%	(0.12)%	60%	$5,828
2012	$28.04	(0.08)	3.02	2.94	—	(0.71)	(0.71)	$30.27	10.86%	1.50%	(0.46)%	55%	$864
2011(6)	$25.32	(0.02)	2.74	2.72	—	—	—	$28.04	10.74%	1.50%(4)	(0.98)%(4)	75%(7)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	September 30, 2011 (commencement of sale) through October 31, 2011.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2011.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89213 1606

Semiannual Report

April 30, 2016

Balanced Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2016
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	1.9%
Microsoft Corp.	1.7%
Apple, Inc.	1.5%
Amazon.com, Inc.	1.4%
Exxon Mobil Corp.	1.2%
Procter & Gamble Co. (The)	1.2%
Merck & Co., Inc.	1.0%
Citigroup, Inc.	1.0%
International Business Machines Corp.	1.0%
PepsiCo, Inc.	1.0%

Top Five Common Stocks Industries	% of net assets
Software	3.9%
Biotechnology	3.4%
Internet Software and Services	3.0%
Chemicals	2.7%
Pharmaceuticals	2.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	59.8%
Corporate Bonds	13.0%
U.S. Treasury Securities	11.4%
U.S. Government Agency Mortgage-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.9%
Asset-Backed Securities	1.5%
Sovereign Governments and Agencies	0.7%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.5%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	(2.5)%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	7.7 years
Average Duration (effective)	5.5 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.00	$4.48	0.90%
Institutional Class	$1,000	$1,001.00	$3.48	0.70%
Hypothetical
Investor Class	$1,000	$1,020.39	$4.52	0.90%
Institutional Class	$1,000	$1,021.38	$3.52	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 59.8%
Aerospace and Defense — 1.2%
Boeing Co. (The)	46,999	$6,335,465
Spirit AeroSystems Holdings, Inc., Class A(1)	74,699	3,522,058
		9,857,523
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	58,288	6,124,320
Airlines — 1.2%
Alaska Air Group, Inc.	13,659	962,003
Delta Air Lines, Inc.	22,931	955,535
JetBlue Airways Corp.(1)	108,816	2,153,469
Southwest Airlines Co.	50,277	2,242,857
United Continental Holdings, Inc.(1)	76,511	3,504,969
		9,818,833
Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	126,308	3,659,143
Lear Corp.	9,885	1,138,060
		4,797,203
Banks — 1.9%
Citigroup, Inc.	172,014	7,960,808
JPMorgan Chase & Co.	39,582	2,501,582
SunTrust Banks, Inc.	51,891	2,165,930
Wells Fargo & Co.	48,379	2,417,983
		15,046,303
Beverages — 1.2%
Coca-Cola Co. (The)	11,769	527,251
Dr Pepper Snapple Group, Inc.	14,389	1,308,104
PepsiCo, Inc.	75,636	7,787,483
		9,622,838
Biotechnology — 3.4%
AbbVie, Inc.	118,581	7,233,441
Amgen, Inc.	47,342	7,494,239
Biogen, Inc.(1)	20,179	5,549,023
Gilead Sciences, Inc.	83,095	7,329,810
		27,606,513
Building Products — 0.7%
Owens Corning	85,557	3,941,611
USG Corp.(1)	51,503	1,391,096
		5,332,707
Capital Markets — 0.1%
Eaton Vance Corp.	14,330	494,815
Chemicals — 2.7%
Air Products & Chemicals, Inc.	35,078	5,117,529
Cabot Corp.	83,335	4,065,915
Dow Chemical Co. (The)	120,560	6,342,662
LyondellBasell Industries NV, Class A	31,320	2,589,224

	Shares/ Principal Amount	Value
PPG Industries, Inc.	34,850	$3,847,092
		21,962,422
Commercial Services and Supplies — 0.2%
Pitney Bowes, Inc.	71,764	1,504,891
Communications Equipment — 0.9%
Cisco Systems, Inc.	272,040	7,478,380
Construction and Engineering — 0.2%
Fluor Corp.	27,558	1,506,320
Consumer Finance — 1.5%
American Express Co.	38,781	2,537,441
Discover Financial Services	84,303	4,743,729
Synchrony Financial(1)	147,712	4,515,556
		11,796,726
Containers and Packaging — 0.2%
Avery Dennison Corp.	17,994	1,306,544
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	20,782	3,023,365
MSCI, Inc., Class A	21,130	1,604,612
Nasdaq, Inc.	59,529	3,673,535
		8,301,512
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	56,541	2,194,921
Verizon Communications, Inc.	138,254	7,042,659
		9,237,580
Electric Utilities — 0.3%
NextEra Energy, Inc.	19,420	2,283,404
Energy Equipment and Services — 0.7%
Atwood Oceanics, Inc.	115,029	1,111,180
Dril-Quip, Inc.(1)	8,285	537,034
FMC Technologies, Inc.(1)	92,619	2,823,953
Rowan Cos. plc	64,662	1,216,292
		5,688,459
Food and Staples Retailing — 1.7%
CVS Health Corp.	50,425	5,067,712
Wal-Mart Stores, Inc.	95,370	6,377,392
Walgreens Boots Alliance, Inc.	30,003	2,378,638
		13,823,742
Food Products — 2.2%
Dean Foods Co.	184,154	3,172,973
General Mills, Inc.	45,552	2,794,160
Hershey Co. (The)	4,072	379,144
Hormel Foods Corp.	96,331	3,713,560
Ingredion, Inc.	9,282	1,068,265
Pilgrim's Pride Corp.(1)	63,322	1,703,995
Tyson Foods, Inc., Class A	76,057	5,006,072
		17,838,169
Gas Utilities — 0.2%
ONE Gas, Inc.	9,869	577,040
UGI Corp.	23,928	962,863
		1,539,903

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	130,394	$5,072,327
C.R. Bard, Inc.	23,557	4,998,089
Medtronic plc	26,056	2,062,332
St. Jude Medical, Inc.	49,021	3,735,400
		15,868,148
Health Care Providers and Services — 1.5%
Aetna, Inc.	44,719	5,020,602
AmerisourceBergen Corp.	22,125	1,882,838
Express Scripts Holding Co.(1)	69,454	5,120,843
		12,024,283
Hotels, Restaurants and Leisure — 1.6%
Bloomin' Brands, Inc.	122,465	2,290,096
Brinker International, Inc.	13,438	622,448
Carnival Corp.	88,607	4,346,173
Darden Restaurants, Inc.	59,787	3,721,741
Diamond Resorts International, Inc.(1)	11,763	249,493
McDonald's Corp.	11,730	1,483,728
		12,713,679
Household Products — 1.5%
Clorox Co. (The)	4,421	553,642
Kimberly-Clark Corp.	18,801	2,353,697
Procter & Gamble Co. (The)	116,487	9,332,938
		12,240,277
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	31,638	3,223,912
Danaher Corp.	10,975	1,061,831
General Electric Co.	128,425	3,949,069
		8,234,812
Insurance — 1.5%
Aflac, Inc.	8,813	607,833
Aon plc	12,608	1,325,353
Aspen Insurance Holdings Ltd.	4,821	223,453
Everest Re Group Ltd.	2,612	482,959
Hanover Insurance Group, Inc. (The)	45,547	3,906,111
Primerica, Inc.	7,831	388,104
Prudential Financial, Inc.	65,177	5,060,342
		11,994,155
Internet and Catalog Retail — 1.7%
Amazon.com, Inc.(1)	16,586	10,939,960
Liberty Interactive Corp. QVC Group, Class A(1)	102,544	2,686,653
		13,626,613
Internet Software and Services — 3.0%
Alphabet, Inc., Class A(1)	21,366	15,124,564
eBay, Inc.(1)	98,052	2,395,410
Facebook, Inc., Class A(1)	58,730	6,905,474
		24,425,448
IT Services — 1.1%
International Business Machines Corp.	54,374	7,935,341

	Shares/ Principal Amount	Value
PayPal Holdings, Inc.(1)	31,026	$1,215,599
		9,150,940
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc.	36,972	5,333,211
Machinery — 1.3%
PACCAR, Inc.	87,431	5,150,560
Stanley Black & Decker, Inc.	44,844	5,018,941
		10,169,501
Media — 1.6%
AMC Networks, Inc., Class A(1)	6,864	447,739
Time Warner, Inc.	76,714	5,764,290
Viacom, Inc., Class B	92,644	3,789,140
Walt Disney Co. (The)	26,709	2,757,971
		12,759,140
Metals and Mining — 0.4%
Carpenter Technology Corp.	7,917	280,341
Newmont Mining Corp.	87,891	3,073,548
		3,353,889
Multiline Retail — 0.7%
Target Corp.	73,191	5,818,685
Oil, Gas and Consumable Fuels — 2.2%
Chevron Corp.	50,230	5,132,501
CVR Energy, Inc.	20,427	495,968
Exxon Mobil Corp.	110,400	9,759,360
PBF Energy, Inc., Class A	10,898	350,698
Tesoro Corp.	2,374	189,184
World Fuel Services Corp.	35,762	1,671,158
		17,598,869
Personal Products — 0.4%
Herbalife Ltd.(1)	53,098	3,077,029
Pharmaceuticals — 2.7%
Johnson & Johnson	63,314	7,096,233
Merck & Co., Inc.	151,868	8,328,441
Mylan NV(1)	26,000	1,084,460
Pfizer, Inc.	162,447	5,313,642
		21,822,776
Real Estate Investment Trusts (REITs) — 1.4%
Lamar Advertising Co., Class A	71,835	4,456,643
Liberty Property Trust	17,669	616,648
Mid-America Apartment Communities, Inc.	19,587	1,874,672
Ryman Hospitality Properties, Inc.	53,137	2,738,150
Sunstone Hotel Investors, Inc.	111,908	1,433,541
		11,119,654
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	11,608	1,336,893
Realogy Holdings Corp.(1)	61,685	2,204,622
		3,541,515
Semiconductors and Semiconductor Equipment — 2.4%
Analog Devices, Inc.	34,081	1,919,442
Applied Materials, Inc.	226,560	4,637,683

	Shares/ Principal Amount	Value
Intel Corp.	248,224	$7,516,223
QUALCOMM, Inc.	108,716	5,492,332
		19,565,680
Software — 3.9%
Activision Blizzard, Inc.	28,352	977,294
Adobe Systems, Inc.(1)	56,067	5,282,633
Electronic Arts, Inc.(1)	25,004	1,546,497
Intuit, Inc.	26,328	2,656,232
Microsoft Corp.	278,646	13,896,076
Oracle Corp.	44,140	1,759,420
Synopsys, Inc.(1)	47,639	2,263,805
VMware, Inc., Class A(1)	56,294	3,203,692
		31,585,649
Specialty Retail — 0.1%
Foot Locker, Inc.	11,525	708,096
Michaels Cos., Inc. (The)(1)	10,033	285,238
		993,334
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	127,419	11,944,257
EMC Corp.	54,933	1,434,301
HP, Inc.	45,018	552,371
NetApp, Inc.	39,399	931,392
		14,862,321
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	146,190	2,985,200
Tobacco — 0.5%
Philip Morris International, Inc.	40,778	4,001,137
TOTAL COMMON STOCKS (Cost $418,703,475)		481,835,052
CORPORATE BONDS — 13.0%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	$190,000	192,566
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	274,947
Lockheed Martin Corp., 3.80%, 3/1/45	100,000	101,266
United Technologies Corp., 6.05%, 6/1/36	250,000	326,063
		894,842
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(2)	200,000	206,500
Tenneco, Inc., 6.875%, 12/15/20	100,000	103,754
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	150,000	156,562
		466,816
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(2)	70,000	70,369
American Honda Finance Corp., 2.125%, 10/10/18	150,000	153,028
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	210,000	211,332
Ford Motor Co., 4.75%, 1/15/43	70,000	72,828
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	200,000	201,705

		Shares/ Principal Amount	Value
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		$400,000	$425,342
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		150,000	179,636
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		440,000	508,452
General Motors Co., 5.00%, 4/1/35		210,000	209,763
General Motors Financial Co., Inc., 3.25%, 5/15/18		350,000	358,256
General Motors Financial Co., Inc., 3.10%, 1/15/19		110,000	112,837
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	65,911
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		150,000	154,688
			2,724,147
Banks — 2.2%
Bank of America Corp., 6.50%, 8/1/16		480,000	486,476
Bank of America Corp., 5.75%, 12/1/17		360,000	382,517
Bank of America Corp., 5.625%, 7/1/20		110,000	123,715
Bank of America Corp., 5.70%, 1/24/22		220,000	253,058
Bank of America Corp., 4.10%, 7/24/23		70,000	74,605
Bank of America Corp., MTN, 4.00%, 4/1/24		220,000	231,389
Bank of America Corp., MTN, 4.20%, 8/26/24		380,000	387,278
Bank of America Corp., MTN, 4.00%, 1/22/25		300,000	300,698
Bank of America Corp., MTN, 5.00%, 1/21/44		110,000	122,806
Bank of America N.A., 5.30%, 3/15/17		870,000	899,657
Barclays plc, 5.14%, 10/14/20		200,000	215,356
Barclays plc, 4.375%, 1/12/26		200,000	202,215
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	600,000	650,202
BB&T Corp., MTN, 2.05%, 6/19/18		$100,000	101,257
BPCE SA, 5.15%, 7/21/24(2)		200,000	205,906
BPCE SA, MTN, VRN, 2.75%, 11/30/22	EUR	700,000	824,789
Branch Banking & Trust Co., 3.625%, 9/16/25		$113,000	118,609
Branch Banking & Trust Co., 3.80%, 10/30/26		130,000	139,106
Capital One Financial Corp., 4.20%, 10/29/25		445,000	456,420
Capital One N.A., 2.35%, 8/17/18		250,000	253,372
Citigroup, Inc., 1.75%, 5/1/18		710,000	711,392
Citigroup, Inc., 4.05%, 7/30/22		70,000	73,533
Citigroup, Inc., 4.40%, 6/10/25		880,000	910,706
Citigroup, Inc., 4.45%, 9/29/27		160,000	163,613
Commerzbank AG, 8.125%, 9/19/23(2)		200,000	235,520
Cooperatieve Rabobank UA, 3.875%, 2/8/22		430,000	463,202
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	500,000	652,678
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	500,000	596,711
Fifth Third Bancorp, 4.30%, 1/16/24		$110,000	116,297
Fifth Third Bank, 2.875%, 10/1/21		250,000	254,135
HBOS plc, MTN, 6.75%, 5/21/18(2)		300,000	325,516
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	500,000	617,437
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$230,000	216,719
JPMorgan Chase & Co., 4.625%, 5/10/21		460,000	509,129
JPMorgan Chase & Co., 3.25%, 9/23/22		220,000	228,824
JPMorgan Chase & Co., 3.875%, 9/10/24		370,000	382,801

		Shares/ Principal Amount	Value
JPMorgan Chase & Co., 3.125%, 1/23/25		$570,000	$572,314
JPMorgan Chase & Co., 4.95%, 6/1/45		100,000	108,524
KeyCorp, MTN, 2.30%, 12/13/18		220,000	222,132
KFW, 2.00%, 6/1/16		260,000	260,301
KFW, 2.00%, 10/4/22		300,000	303,952
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		230,000	246,501
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	600,000	669,378
U.S. Bancorp, MTN, 3.00%, 3/15/22		$110,000	115,120
U.S. Bancorp, MTN, 3.60%, 9/11/24		330,000	348,347
Wells Fargo & Co., 4.125%, 8/15/23		200,000	214,123
Wells Fargo & Co., 3.00%, 4/22/26		450,000	448,142
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,215
Wells Fargo & Co., MTN, 2.60%, 7/22/20		320,000	328,168
Wells Fargo & Co., MTN, 3.55%, 9/29/25		160,000	167,751
Wells Fargo & Co., MTN, 4.10%, 6/3/26		210,000	221,348
Wells Fargo & Co., MTN, 4.65%, 11/4/44		200,000	207,985
			17,341,945
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		310,000	326,185
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		330,000	348,696
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	419,124
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		460,000	535,836
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		360,000	362,932
Coca-Cola Co. (The), 1.80%, 9/1/16		180,000	180,788
Pernod Ricard SA, 2.95%, 1/15/17(2)		180,000	181,958
			2,355,519
Biotechnology — 0.4%
AbbVie, Inc., 1.75%, 11/6/17		300,000	301,670
AbbVie, Inc., 2.90%, 11/6/22		220,000	225,021
AbbVie, Inc., 3.60%, 5/14/25		120,000	126,115
AbbVie, Inc., 4.40%, 11/6/42		240,000	248,107
Amgen, Inc., 4.10%, 6/15/21		100,000	109,645
Amgen, Inc., 5.375%, 5/15/43		250,000	293,616
Biogen, Inc., 3.625%, 9/15/22		370,000	392,554
Celgene Corp., 3.25%, 8/15/22		190,000	196,915
Celgene Corp., 3.625%, 5/15/24		300,000	312,941
Celgene Corp., 3.875%, 8/15/25		190,000	201,110
Gilead Sciences, Inc., 4.40%, 12/1/21		310,000	347,416
Gilead Sciences, Inc., 3.65%, 3/1/26		330,000	353,995
			3,109,105
Building Products†
Masco Corp., 4.45%, 4/1/25		170,000	178,289
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	500,000	725,944
Ameriprise Financial, Inc., 4.00%, 10/15/23		$140,000	149,356
Jefferies Group LLC, 5.125%, 4/13/18		110,000	114,394
			989,694

	Shares/ Principal Amount	Value
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	$160,000	$161,520
Dow Chemical Co. (The), 4.25%, 11/15/20	62,000	67,660
Eastman Chemical Co., 2.70%, 1/15/20	210,000	214,738
Eastman Chemical Co., 3.60%, 8/15/22	198,000	207,761
Ecolab, Inc., 4.35%, 12/8/21	250,000	278,827
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	215,962
LyondellBasell Industries NV, 4.625%, 2/26/55	140,000	131,434
Mosaic Co. (The), 5.625%, 11/15/43	120,000	129,397
		1,407,299
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24	150,000	149,250
Pitney Bowes, Inc., 4.625%, 3/15/24	110,000	114,261
Republic Services, Inc., 3.55%, 6/1/22	220,000	231,305
Waste Management, Inc., 4.10%, 3/1/45	150,000	155,304
		650,120
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	260,000	275,512
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	172,470
		447,982
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	164,815
Consumer Finance — 0.4%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	265,295
American Express Co., 1.55%, 5/22/18	220,000	220,635
American Express Credit Corp., 1.30%, 7/29/16	180,000	180,275
American Express Credit Corp., 2.60%, 9/14/20	115,000	117,822
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,630
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	251,843
CIT Group, Inc., 4.25%, 8/15/17	470,000	477,931
CIT Group, Inc., 5.00%, 8/15/22	90,000	94,500
Discover Bank, 2.00%, 2/21/18	250,000	250,034
Equifax, Inc., 3.30%, 12/15/22	140,000	145,510
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	300,000	318,000
PNC Bank N.A., 6.00%, 12/7/17	290,000	307,045
Synchrony Financial, 2.60%, 1/15/19	160,000	161,250
Synchrony Financial, 3.00%, 8/15/19	90,000	91,379
		3,131,149
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	180,000	178,830
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	210,000	215,250
WestRock RKT Co., 3.50%, 3/1/20	140,000	141,739
WestRock RKT Co., 4.00%, 3/1/23	240,000	246,266
		782,085

		Shares/ Principal Amount	Value
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		$110,000	$111,416
Diversified Financial Services — 1.3%
Ally Financial, Inc., 2.75%, 1/30/17		340,000	340,193
BNP Paribas SA, 4.375%, 9/28/25(2)		200,000	203,334
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	500,000	575,903
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21(2)		$280,000	283,222
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	600,000	647,845
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$200,000	178,807
GE Capital International Funding Unlimited Co., 2.34%, 11/15/20(2)		694,000	710,859
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		330,000	334,326
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		530,000	543,131
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		110,000	122,357
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		460,000	529,615
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		300,000	316,905
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		160,000	162,064
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		130,000	132,924
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	315,846
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		100,000	103,034
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		220,000	237,848
HSBC Holdings plc, 5.10%, 4/5/21		230,000	255,311
HSBC Holdings plc, 4.30%, 3/8/26		200,000	210,486
Morgan Stanley, 2.50%, 4/21/21		200,000	200,727
Morgan Stanley, 5.00%, 11/24/25		610,000	664,865
Morgan Stanley, MTN, 6.625%, 4/1/18		690,000	753,074
Morgan Stanley, MTN, 5.625%, 9/23/19		870,000	969,009
Morgan Stanley, MTN, 3.70%, 10/23/24		300,000	309,856
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	600,000	813,096
S&P Global, Inc., 3.30%, 8/14/20		$120,000	124,626
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(2)		200,000	205,484
			10,244,747
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21		250,000	279,936
AT&T, Inc., 4.45%, 4/1/24		120,000	130,892
AT&T, Inc., 3.40%, 5/15/25		890,000	905,944
AT&T, Inc., 6.55%, 2/15/39		287,000	349,396
AT&T, Inc., 4.30%, 12/15/42		130,000	123,724
British Telecommunications plc, 5.95%, 1/15/18		480,000	517,243
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		140,000	147,700
Frontier Communications Corp., 8.25%, 4/15/17		80,000	84,370
Frontier Communications Corp., 8.50%, 4/15/20		150,000	159,188
Frontier Communications Corp., 11.00%, 9/15/25(2)		70,000	70,963
Orange SA, 4.125%, 9/14/21		210,000	230,918
Orange SA, 5.50%, 2/6/44		80,000	99,902
Telecom Italia Capital SA, 6.00%, 9/30/34		120,000	119,100

	Shares/ Principal Amount	Value
Telefonica Emisiones SAU, 5.46%, 2/16/21	$100,000	$114,029
Verizon Communications, Inc., 3.50%, 11/1/21	130,000	138,584
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	403,239
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	624,010
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	158,007
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	268,687
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	203,418
		5,129,250
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	130,000	127,400
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26	50,000	51,578
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	202,374
		253,952
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	100,000	73,000
Halliburton Co., 3.80%, 11/15/25	220,000	225,619
Schlumberger Investment SA, 3.65%, 12/1/23	170,000	180,017
		478,636
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	220,000	234,503
CVS Health Corp., 2.75%, 12/1/22	170,000	174,315
CVS Health Corp., 5.125%, 7/20/45	110,000	129,485
Delhaize Group, 5.70%, 10/1/40	90,000	99,283
Dollar General Corp., 3.25%, 4/15/23	220,000	221,957
Dollar General Corp., 4.15%, 11/1/25	40,000	42,495
Kroger Co. (The), 3.30%, 1/15/21	330,000	349,089
Sysco Corp., 3.30%, 7/15/26	100,000	102,480
Target Corp., 2.50%, 4/15/26	210,000	209,419
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	143,479
Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	440,660
		2,147,165
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	100,000	106,993
Kraft Heinz Foods Co., 5.00%, 6/4/42	220,000	246,625
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)	140,000	161,732
Tyson Foods, Inc., 4.50%, 6/15/22	180,000	199,429
		714,779
Gas Utilities — 0.5%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(2)	200,000	206,510
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	136,543
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	103,228
Enbridge, Inc., 4.50%, 6/10/44	120,000	99,434
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	151,875
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	197,810
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	146,654
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	175,064

	Shares/ Principal Amount	Value
Enterprise Products Operating LLC, 4.85%, 3/15/44	$460,000	$465,773
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	143,850
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	228,538
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	179,556
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	210,519
Kinder Morgan, Inc., 4.30%, 6/1/25	80,000	79,401
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	140,169
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	112,039
MPLX LP, 4.875%, 12/1/24(2)	130,000	126,864
MPLX LP, 4.875%, 6/1/25(2)	150,000	145,132
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	293,855
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	310,130
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	210,000	194,645
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	42,239
Williams Cos., Inc. (The), 5.75%, 6/24/44	90,000	70,650
Williams Partners LP, 4.125%, 11/15/20	200,000	188,460
Williams Partners LP, 5.40%, 3/4/44	240,000	200,698
		4,349,636
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	360,000	383,723
Medtronic, Inc., 2.50%, 3/15/20	130,000	134,394
Medtronic, Inc., 3.50%, 3/15/25	230,000	246,844
Medtronic, Inc., 4.375%, 3/15/35	360,000	399,496
St. Jude Medical, Inc., 2.00%, 9/15/18	110,000	111,245
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	122,497
		1,398,199
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	130,000	131,489
Ascension Health, 3.95%, 11/15/46(3)	40,000	41,119
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	240,000	243,600
Express Scripts, Inc., 7.25%, 6/15/19	170,000	196,255
HCA, Inc., 3.75%, 3/15/19	310,000	318,525
NYU Hospitals Center, 4.43%, 7/1/42	90,000	91,956
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	240,331
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	322,000
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	108,504
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	161,482
Universal Health Services, Inc., 4.75%, 8/1/22(2)	130,000	132,925
		1,988,186
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	105,919
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	84,055
McDonald's Corp., MTN, 4.60%, 5/26/45	70,000	75,953
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	172,200

		Shares/ Principal Amount	Value
Wyndham Worldwide Corp., 2.95%, 3/1/17		$110,000	$111,149
			549,276
Household Durables — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18		270,000	277,087
D.R. Horton, Inc., 5.75%, 8/15/23		110,000	121,000
Lennar Corp., 4.75%, 12/15/17		210,000	216,300
Lennar Corp., 4.75%, 4/1/21		152,000	159,068
Lennar Corp., 4.75%, 5/30/25		40,000	40,300
M.D.C. Holdings, Inc., 5.50%, 1/15/24		140,000	136,500
Toll Brothers Finance Corp., 6.75%, 11/1/19		100,000	113,250
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	100,750
			1,164,255
Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/9/22		210,000	217,001
General Electric Co., 4.125%, 10/9/42		180,000	192,513
General Electric Co., MTN, 4.375%, 9/16/20		250,000	278,517
General Electric Co., MTN, 4.65%, 10/17/21		120,000	136,446
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		170,000	176,402
			1,000,879
Insurance — 0.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	152,625
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	600,000	802,638
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$90,000	92,756
American International Group, Inc., 4.125%, 2/15/24		550,000	578,988
American International Group, Inc., 4.50%, 7/16/44		120,000	116,327
American International Group, Inc., MTN, 5.85%, 1/16/18		210,000	225,462
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		140,000	155,929
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		90,000	95,122
Berkshire Hathaway, Inc., 4.50%, 2/11/43		220,000	245,276
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	290,801
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	116,004
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	500,000	558,039
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$50,000	57,546
International Lease Finance Corp., 6.25%, 5/15/19		100,000	108,750
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		60,000	65,308
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		210,000	202,765
Lincoln National Corp., 6.25%, 2/15/20		50,000	56,231
Markel Corp., 4.90%, 7/1/22		190,000	208,297
Markel Corp., 3.625%, 3/30/23		100,000	101,520
MetLife, Inc., 4.125%, 8/13/42		110,000	107,404
MetLife, Inc., 4.875%, 11/13/43		110,000	119,752
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		200,000	201,673
Principal Financial Group, Inc., 3.30%, 9/15/22		70,000	72,291
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		70,000	78,318
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		370,000	414,718

	Shares/ Principal Amount	Value
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	$120,000	$124,128
Travelers Cos., Inc. (The), 4.60%, 8/1/43	100,000	113,597
Travelers Cos., Inc. (The), 4.30%, 8/25/45	60,000	66,000
Voya Financial, Inc., 5.50%, 7/15/22	100,000	112,384
Voya Financial, Inc., 5.70%, 7/15/43	160,000	183,950
WR Berkley Corp., 4.625%, 3/15/22	130,000	139,930
WR Berkley Corp., 4.75%, 8/1/44	90,000	89,442
XLIT Ltd., 4.45%, 3/31/25	50,000	50,311
		6,104,282
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	200,000	212,500
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	150,000	149,689
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	104,457
Fidelity National Information Services, Inc., 4.50%, 10/15/22	180,000	194,298
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	111,593
Xerox Corp., 2.95%, 3/15/17	80,000	80,817
		640,854
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	157,247
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	152,648
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	150,000	171,437
		481,332
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	290,000	297,250
Media — 0.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	220,000	235,913
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	196,254
21st Century Fox America, Inc., 4.75%, 9/15/44	190,000	203,650
CBS Corp., 3.50%, 1/15/25	170,000	175,643
CBS Corp., 4.85%, 7/1/42	60,000	60,161
CCO Safari II LLC, 4.91%, 7/23/25(2)	790,000	852,451
Comcast Corp., 6.40%, 5/15/38	310,000	417,331
Comcast Corp., 4.75%, 3/1/44	260,000	301,531
Discovery Communications LLC, 5.625%, 8/15/19	90,000	99,281
Discovery Communications LLC, 3.25%, 4/1/23	100,000	97,247
Embarq Corp., 8.00%, 6/1/36	120,000	120,300
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	167,386
Lamar Media Corp., 5.375%, 1/15/24	180,000	190,800
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	425,372
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	124,820
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	163,800
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	53,119
Omnicom Group, Inc., 3.60%, 4/15/26	210,000	219,280
TEGNA, Inc., 5.125%, 7/15/20	330,000	344,025

	Shares/ Principal Amount	Value
Time Warner Cable, Inc., 6.75%, 7/1/18	$130,000	$144,050
Time Warner Cable, Inc., 5.50%, 9/1/41	70,000	73,067
Time Warner Cable, Inc., 4.50%, 9/15/42	100,000	93,982
Time Warner, Inc., 4.70%, 1/15/21	140,000	155,566
Time Warner, Inc., 3.60%, 7/15/25	400,000	418,405
Time Warner, Inc., 7.70%, 5/1/32	200,000	260,417
Time Warner, Inc., 5.35%, 12/15/43	120,000	134,849
Viacom, Inc., 3.125%, 6/15/22	190,000	187,138
Viacom, Inc., 4.25%, 9/1/23	160,000	164,940
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	200,000	202,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	30,718
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	230,000	250,374
		6,563,870
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	111,000	118,223
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	72,845
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	110,000	107,378
Southern Copper Corp., 5.25%, 11/8/42	100,000	86,569
Steel Dynamics, Inc., 6.125%, 8/15/19	157,000	163,476
Teck Resources Ltd., 3.15%, 1/15/17	70,000	69,650
Vale Overseas Ltd., 5.625%, 9/15/19	90,000	90,675
		708,816
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	170,043
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	67,506
CMS Energy Corp., 8.75%, 6/15/19	180,000	217,714
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	153,098
Constellation Energy Group, Inc., 5.15%, 12/1/20	220,000	246,315
Consumers Energy Co., 2.85%, 5/15/22	50,000	51,557
Consumers Energy Co., 3.375%, 8/15/23	50,000	52,969
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	207,683
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	210,472
Dominion Resources, Inc., 3.625%, 12/1/24	160,000	165,110
Dominion Resources, Inc., 4.90%, 8/1/41	50,000	53,082
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	120,000	101,100
DPL, Inc., 6.50%, 10/15/16	19,000	19,404
Duke Energy Corp., 1.625%, 8/15/17	150,000	150,416
Duke Energy Corp., 3.55%, 9/15/21	90,000	94,688
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	149,314
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	226,422
Duke Energy Progress, LLC, 4.15%, 12/1/44	130,000	141,135
Edison International, 3.75%, 9/15/17	130,000	134,045
Exelon Corp., 4.45%, 4/15/46	110,000	113,964
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	126,588
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	70,263
FirstEnergy Corp., 2.75%, 3/15/18	135,000	136,497
FirstEnergy Corp., 4.25%, 3/15/23	260,000	272,297

	Shares/ Principal Amount	Value
Florida Power & Light Co., 4.125%, 2/1/42	$140,000	$153,587
Georgia Power Co., 4.30%, 3/15/42	70,000	75,466
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	242,362
MidAmerican Energy Co., 4.40%, 10/15/44	150,000	167,500
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	197,925
Nisource Finance Corp., 5.65%, 2/1/45	100,000	120,382
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	129,322
Progress Energy, Inc., 3.15%, 4/1/22	90,000	92,539
Sempra Energy, 6.50%, 6/1/16	200,000	200,830
Sempra Energy, 2.875%, 10/1/22	200,000	202,321
Southern Power Co., 5.15%, 9/15/41	40,000	41,724
Virginia Electric and Power Co., 3.45%, 2/15/24	160,000	170,475
Virginia Electric and Power Co., 4.45%, 2/15/44	80,000	88,492
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	55,564
		5,270,171
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	181,073
Oil, Gas and Consumable Fuels — 0.7%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	50,000	51,889
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	90,000	92,475
Anadarko Petroleum Corp., 5.95%, 9/15/16	30,000	30,585
Anadarko Petroleum Corp., 5.55%, 3/15/26	110,000	117,861
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	118,969
Apache Corp., 4.75%, 4/15/43	90,000	88,691
BP Capital Markets plc, 4.50%, 10/1/20	100,000	110,311
BP Capital Markets plc, 2.75%, 5/10/23	200,000	199,898
Chevron Corp., 2.43%, 6/24/20	80,000	82,239
Cimarex Energy Co., 4.375%, 6/1/24	220,000	224,393
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	145,731
Concho Resources, Inc., 7.00%, 1/15/21	330,000	343,819
Concho Resources, Inc., 6.50%, 1/15/22	90,000	94,050
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	47,924
Continental Resources, Inc., 5.00%, 9/15/22	110,000	102,575
Ecopetrol SA, 4.125%, 1/16/25	90,000	78,975
EOG Resources, Inc., 5.625%, 6/1/19	150,000	165,447
EOG Resources, Inc., 4.10%, 2/1/21	130,000	139,486
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	285,820
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	103,384
Hess Corp., 6.00%, 1/15/40	190,000	189,108
Newfield Exploration Co., 5.75%, 1/30/22	220,000	224,675
Noble Energy, Inc., 4.15%, 12/15/21	290,000	296,262
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	127,950
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	242,400
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	55,875
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	51,000

	Shares/ Principal Amount	Value
Petroleos Mexicanos, 5.50%, 6/27/44	$230,000	$203,550
Phillips 66, 4.30%, 4/1/22	250,000	271,102
Shell International Finance BV, 2.375%, 8/21/22	130,000	130,698
Shell International Finance BV, 3.25%, 5/11/25	200,000	206,990
Shell International Finance BV, 3.625%, 8/21/42	140,000	134,597
Statoil ASA, 2.45%, 1/17/23	190,000	188,765
Statoil ASA, 3.95%, 5/15/43	150,000	149,148
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	155,250
Tesoro Corp., 5.375%, 10/1/22	100,000	100,625
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	121,365
Total Capital SA, 2.125%, 8/10/18	140,000	142,363
		5,616,245
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	250,000	254,484
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	394,774
International Paper Co., 6.00%, 11/15/41	70,000	81,768
		731,026
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	320,000	329,108
Actavis Funding SCS, 4.55%, 3/15/35	150,000	149,866
Actavis, Inc., 1.875%, 10/1/17	220,000	220,704
Actavis, Inc., 3.25%, 10/1/22	200,000	202,718
Actavis, Inc., 4.625%, 10/1/42	60,000	59,659
Baxalta, Inc., 4.00%, 6/23/25(2)	230,000	236,937
Forest Laboratories LLC, 4.875%, 2/15/21(2)	270,000	295,472
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	261,784
Merck & Co., Inc., 2.40%, 9/15/22	100,000	102,168
Merck & Co., Inc., 3.70%, 2/10/45	80,000	82,231
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	200,000	204,868
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	203,147
Roche Holdings, Inc., 3.35%, 9/30/24(2)	110,000	117,582
		2,466,244
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	142,408
Boston Properties LP, 3.65%, 2/1/26	100,000	104,985
DDR Corp., 4.75%, 4/15/18	230,000	241,410
DDR Corp., 3.625%, 2/1/25	150,000	147,495
Essex Portfolio LP, 3.625%, 8/15/22	150,000	155,896
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,575
Hospitality Properties Trust, 4.65%, 3/15/24	450,000	445,272
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	99,093
Kilroy Realty LP, 3.80%, 1/15/23	140,000	143,758
Realty Income Corp., 4.125%, 10/15/26	80,000	83,066
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	174,712
Simon Property Group LP, 3.30%, 1/15/26	180,000	189,362

	Shares/ Principal Amount	Value
Ventas Realty LP, 4.125%, 1/15/26	$100,000	$104,802
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	120,000	132,522
Welltower, Inc., 2.25%, 3/15/18	50,000	50,472
Welltower, Inc., 3.75%, 3/15/23	130,000	131,588
		2,397,416
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	190,117
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	58,006
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	241,344
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	190,261
CSX Corp., 4.25%, 6/1/21	150,000	165,169
CSX Corp., 3.40%, 8/1/24	180,000	190,000
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	43,190
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	209,376
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	40,000	40,340
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	110,000	110,768
Union Pacific Corp., 4.00%, 2/1/21	100,000	109,940
Union Pacific Corp., 4.75%, 9/15/41	150,000	171,582
		1,720,093
Semiconductors and Semiconductor Equipment†
KLA-Tencor Corp., 4.65%, 11/1/24	110,000	114,836
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	200,000	206,000
		320,836
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	210,000	221,550
Intuit, Inc., 5.75%, 3/15/17	254,000	263,636
Microsoft Corp., 2.70%, 2/12/25	360,000	370,236
Microsoft Corp., 3.125%, 11/3/25	110,000	116,093
Oracle Corp., 2.50%, 10/15/22	260,000	265,498
Oracle Corp., 3.625%, 7/15/23	280,000	303,304
Oracle Corp., 3.40%, 7/8/24	100,000	106,435
Oracle Corp., 4.30%, 7/8/34	160,000	171,466
		1,818,218
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	190,000	196,777
Home Depot, Inc. (The), 3.35%, 9/15/25	120,000	130,030
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	481,646
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	169,575
		978,028
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	160,000	160,018
Apple, Inc., 2.85%, 5/6/21	180,000	189,270
Apple, Inc., 3.45%, 5/6/24	240,000	256,450
Apple, Inc., 4.65%, 2/23/46	100,000	110,292
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	280,000	290,344

	Shares/ Principal Amount	Value
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	$200,000	$207,464
HP, Inc., 4.30%, 6/1/21	290,000	305,245
Seagate HDD Cayman, 4.75%, 6/1/23	310,000	241,026
		1,760,109
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	280,000	290,150
L Brands, Inc., 6.90%, 7/15/17	100,000	106,500
PVH Corp., 4.50%, 12/15/22	210,000	218,137
		614,787
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	280,804
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	199,993
Reynolds American, Inc., 4.45%, 6/12/25	250,000	278,115
		758,912
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	319,763
Sprint Communications, Inc., 6.00%, 12/1/16	150,000	151,125
Sprint Communications, Inc., 9.00%, 11/15/18(2)	180,000	190,800
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	214,988
		876,676
TOTAL CORPORATE BONDS (Cost $101,141,880)		104,820,321
U.S. TREASURY SECURITIES — 11.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	2,850,000	3,366,674
U.S. Treasury Bonds, 4.375%, 11/15/39	1,500,000	2,004,843
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,479,398
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,654,951
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,231,561
U.S. Treasury Bonds, 2.875%, 5/15/43	1,970,000	2,061,420
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	2,006,888
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,690,755
U.S. Treasury Bonds, 2.50%, 2/15/45	1,500,000	1,448,702
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	3,994,920	4,024,854
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,501,172
U.S. Treasury Notes, 1.875%, 10/31/17	2,400,000	2,442,142
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,407,902
U.S. Treasury Notes, 1.00%, 3/15/18	7,150,000	7,182,261
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,199,461
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	907,283
U.S. Treasury Notes, 1.375%, 7/31/18(4)	1,130,000	1,143,993
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,372,858
U.S. Treasury Notes, 1.25%, 11/15/18	3,400,000	3,433,204
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,130,395
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	202,613
U.S. Treasury Notes, 1.50%, 2/28/19	3,000,000	3,050,274
U.S. Treasury Notes, 1.625%, 7/31/19	2,800,000	2,857,641

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.625%, 8/31/19	$8,350,000	$8,520,749
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,738,835
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,640,118
U.S. Treasury Notes, 1.625%, 12/31/19	950,000	968,554
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,976,851
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,513,008
U.S. Treasury Notes, 1.625%, 6/30/20	2,350,000	2,391,492
U.S. Treasury Notes, 1.75%, 12/31/20	600,000	613,219
U.S. Treasury Notes, 2.25%, 4/30/21	2,150,000	2,247,715
U.S. Treasury Notes, 2.00%, 10/31/21	3,250,000	3,352,768
U.S. Treasury Notes, 1.50%, 2/28/23	2,800,000	2,782,609
U.S. Treasury Notes, 2.25%, 11/15/25	2,000,000	2,075,390
TOTAL U.S. TREASURY SECURITIES (Cost $88,669,010)		91,622,553
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 1.78%, 5/15/16	114,500	116,587
FHLMC, VRN, 1.93%, 5/15/16	225,619	230,402
FHLMC, VRN, 1.97%, 5/15/16	153,679	155,938
FHLMC, VRN, 2.31%, 5/15/16	715,841	731,780
FHLMC, VRN, 2.40%, 5/15/16	329,863	348,985
FHLMC, VRN, 2.55%, 5/15/16	55,022	57,744
FHLMC, VRN, 2.62%, 5/15/16	829,857	873,980
FHLMC, VRN, 2.64%, 5/15/16	145,017	152,961
FHLMC, VRN, 2.66%, 5/15/16	85,714	90,446
FHLMC, VRN, 2.79%, 5/15/16	313,644	330,282
FHLMC, VRN, 3.24%, 5/15/16	190,867	200,816
FHLMC, VRN, 3.66%, 5/15/16	124,292	130,275
FHLMC, VRN, 4.06%, 5/15/16	124,183	130,765
FHLMC, VRN, 4.22%, 5/15/16	347,166	367,247
FHLMC, VRN, 4.66%, 5/15/16	87,762	91,876
FHLMC, VRN, 5.15%, 5/15/16	31,301	32,834
FHLMC, VRN, 5.77%, 5/15/16	201,486	212,339
FHLMC, VRN, 5.94%, 5/15/16	145,929	153,488
FNMA, VRN, 2.05%, 5/25/16	1,066,404	1,093,317
FNMA, VRN, 2.08%, 5/25/16	446,595	465,655
FNMA, VRN, 2.08%, 5/25/16	286,880	297,969
FNMA, VRN, 2.09%, 5/25/16	749,078	779,677
FNMA, VRN, 2.09%, 5/25/16	514,358	536,310
FNMA, VRN, 2.10%, 5/25/16	263,982	276,208
FNMA, VRN, 2.51%, 5/25/16	321,925	338,902
FNMA, VRN, 2.52%, 5/25/16	47,919	50,404
FNMA, VRN, 2.57%, 5/25/16	73,926	77,668
FNMA, VRN, 2.65%, 5/25/16	68,994	72,665
FNMA, VRN, 3.35%, 5/25/16	148,329	155,251
FNMA, VRN, 3.61%, 5/25/16	207,230	218,815

	Shares/ Principal Amount	Value
FNMA, VRN, 3.95%, 5/25/16	$173,323	$182,813
FNMA, VRN, 4.80%, 5/25/16	119,646	126,110
		9,080,509
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.5%
FHLMC, 4.50%, 1/1/19	106,280	109,472
FHLMC, 6.50%, 1/1/28	20,481	23,779
FHLMC, 5.50%, 12/1/33	173,709	197,578
FHLMC, 5.00%, 7/1/35	1,464,288	1,627,023
FHLMC, 5.50%, 1/1/38	156,843	176,106
FHLMC, 6.00%, 8/1/38	61,160	69,280
FHLMC, 6.50%, 7/1/47	7,199	7,951
FNMA, 3.00%, 5/12/16(6)	1,750,000	1,793,763
FNMA, 3.50%, 5/12/16(6)	8,000,000	8,384,035
FNMA, 4.00%, 5/12/16(6)	5,450,000	5,822,558
FNMA, 4.50%, 5/12/16(6)	1,705,000	1,856,585
FNMA, 4.50%, 5/1/19	40,082	41,345
FNMA, 4.50%, 5/1/19	102,576	105,861
FNMA, 5.00%, 9/1/20	250,524	265,401
FNMA, 6.50%, 1/1/28	16,961	19,450
FNMA, 6.50%, 1/1/29	28,743	33,783
FNMA, 7.50%, 7/1/29	83,430	95,464
FNMA, 7.50%, 9/1/30	16,198	19,708
FNMA, 5.00%, 7/1/31	899,973	999,721
FNMA, 6.50%, 9/1/31	17,297	19,841
FNMA, 7.00%, 9/1/31	9,229	10,377
FNMA, 6.50%, 1/1/32	24,903	28,570
FNMA, 6.50%, 8/1/32	30,342	35,763
FNMA, 5.50%, 6/1/33	87,789	99,392
FNMA, 5.50%, 7/1/33	160,295	181,280
FNMA, 5.50%, 8/1/33	270,645	305,147
FNMA, 5.50%, 9/1/33	178,669	204,129
FNMA, 5.00%, 11/1/33	532,422	592,614
FNMA, 5.00%, 4/1/35	718,153	797,548
FNMA, 4.50%, 9/1/35	339,514	371,353
FNMA, 5.00%, 2/1/36	469,151	520,813
FNMA, 5.50%, 4/1/36	177,344	199,889
FNMA, 5.50%, 5/1/36	342,643	386,054
FNMA, 5.00%, 11/1/36	1,224,800	1,359,442
FNMA, 5.50%, 2/1/37	84,524	94,813
FNMA, 6.00%, 7/1/37	610,519	701,552
FNMA, 6.50%, 8/1/37	163,600	183,485
FNMA, 5.50%, 7/1/39	573,018	646,101
FNMA, 5.00%, 4/1/40	1,318,438	1,462,961
FNMA, 5.00%, 6/1/40	1,148,111	1,273,746
FNMA, 4.50%, 8/1/40	1,682,243	1,836,235
FNMA, 4.50%, 9/1/40	2,968,618	3,248,339
FNMA, 3.50%, 1/1/41	1,633,079	1,714,819

	Shares/ Principal Amount	Value
FNMA, 4.00%, 1/1/41	$1,364,136	$1,482,941
FNMA, 4.00%, 5/1/41	1,624,501	1,741,567
FNMA, 4.50%, 7/1/41	551,890	604,873
FNMA, 4.50%, 9/1/41	604,641	659,971
FNMA, 4.50%, 9/1/41	2,419,947	2,641,686
FNMA, 4.00%, 12/1/41	1,405,638	1,518,157
FNMA, 4.00%, 1/1/42	853,201	914,837
FNMA, 4.00%, 1/1/42	1,190,478	1,276,471
FNMA, 3.50%, 5/1/42	2,278,629	2,398,495
FNMA, 3.50%, 6/1/42	732,087	773,306
FNMA, 3.00%, 11/1/42	1,754,584	1,803,078
FNMA, 3.50%, 5/1/45	2,120,353	2,230,061
FNMA, 6.50%, 8/1/47	21,044	23,436
FNMA, 6.50%, 8/1/47	9,449	10,521
FNMA, 6.50%, 9/1/47	43,335	48,286
FNMA, 6.50%, 9/1/47	2,396	2,669
FNMA, 6.50%, 9/1/47	16,284	18,134
FNMA, 6.50%, 9/1/47	23,681	26,380
FNMA, 6.50%, 9/1/47	6,322	7,038
GNMA, 3.50%, 5/23/16(6)	3,300,000	3,484,982
GNMA, 4.00%, 5/23/16(6)	2,000,000	2,134,335
GNMA, 7.00%, 4/20/26	48,178	54,289
GNMA, 7.50%, 8/15/26	30,819	37,198
GNMA, 7.00%, 2/15/28	11,053	11,191
GNMA, 7.50%, 2/15/28	13,800	14,041
GNMA, 7.00%, 12/15/28	19,903	20,643
GNMA, 7.00%, 5/15/31	58,919	72,339
GNMA, 5.50%, 11/15/32	212,510	243,211
GNMA, 4.50%, 5/20/41	691,793	752,686
GNMA, 4.50%, 6/15/41	656,424	734,462
GNMA, 4.00%, 12/15/41	1,123,742	1,207,864
GNMA, 3.50%, 6/20/42	1,377,827	1,459,914
GNMA, 3.50%, 7/20/42	673,685	713,821
GNMA, 4.50%, 11/20/43	959,382	1,030,820
		68,076,829
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $75,621,747)		77,157,338
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	1,000,000	1,030,055
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.24%, 5/15/16(2)	825,000	814,516
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	642,042
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	950,000	992,573

	Shares/ Principal Amount	Value
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 5/15/16(2)	$1,344,314	$1,324,390
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.23%, 5/15/16(2)	925,000	908,435
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	675,000	748,357
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 5/1/16	775,000	848,238
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	900,000	975,045
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 5/1/16	750,000	782,946
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37	1,100,000	1,141,771
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/10/16(2)	1,300,000	1,358,458
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 5/1/16	475,000	504,741
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	306,283
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	500,181
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 5/15/16(2)	925,000	919,265
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(2)	800,000	842,614
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 5/1/16(2)	725,000	727,374
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,974,925)		15,367,284
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.9%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	26,607	27,662
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.73%, 5/1/16	359,713	356,841
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	303,696	239,143
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 5/1/16	214,848	212,764
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.89%, 5/1/16	331,498	327,712
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	105,004	108,497
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.46%, 5/1/16	647,850	618,178
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.25%, 5/1/16	899,164	884,278
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.79%, 5/1/16	142,415	139,337
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 5/1/16	290,190	287,838
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	8,483	8,276

	Shares/ Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.63%, 5/1/16	$187,156	$182,204
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.70%, 5/1/16	598,405	587,183
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 5/1/16	107,777	103,498
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.31%, 5/1/16	222,902	216,155
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.02%, 5/1/16	246,815	245,548
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 5/1/16	376,415	372,264
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.18%, 5/1/16	339,067	341,151
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.80%, 5/1/16	545,455	544,506
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.55%, 5/1/16	109,884	108,267
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.72%, 5/1/16	74,296	73,663
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.94%, 5/1/16	369,334	370,018
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 5/1/16(2)	147,836	148,866
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.78%, 5/1/16	494,075	503,580
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	67,097	67,051
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.47%, 5/25/16	279,280	275,336
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.64%, 5/1/16	372,725	364,569
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.38%, 5/1/16	43,458	43,131
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 5/1/16	74,726	75,319
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	209,445	217,107
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.57%, 5/1/16	252,981	252,596
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.55%, 5/1/16	223,425	222,155
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.18%, 5/25/16	965,233	893,423
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.50%, 2/25/55(2)	587,730	603,451
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 5/1/16	661,520	646,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	65,819	67,392
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 5/1/16	90,991	94,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.76%, 5/1/16	189,138	192,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 5/1/16	191,390	190,614

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	$110,694	$108,607
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	104,246	105,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	303,654	312,434
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.83%, 5/1/16	621,847	632,169
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.82%, 5/1/16	63,305	65,781
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.82%, 5/1/16	422,036	427,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.75%, 5/1/16	109,386	107,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.93%, 5/1/16	337,137	338,336
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.86%, 5/1/16	89,998	90,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.04%, 5/1/16	338,235	337,398
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	154,092	156,300
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	193,301	196,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	104,645	107,146
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	96,079	98,801
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	71,403	74,069
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.27%, 5/1/16	107,527	105,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	269,888	283,206
		14,760,799
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	285,069	309,835
FHLMC, Series 77, Class H, 8.50%, 9/15/20	10,179	10,518
		320,353
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,286,567)		15,081,152
ASSET-BACKED SECURITIES(5) — 1.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	750,000	756,958
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.79%, 5/15/16	775,000	775,139
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 5/15/16(2)	850,000	851,131
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.86%, 5/9/16(2)	625,176	624,042
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.34%, 5/22/16(2)	700,000	700,093
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	168,753	168,555

	Shares/ Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	$1,096,470	$1,096,990
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	775,000	774,034
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.60%, 5/15/16	61,372	61,367
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.84%, 5/10/16(2)	593,815	592,601
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	160,407	159,574
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	849,479	835,272
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.44%, 5/16/16(2)	464,231	458,909
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	440,669	440,721
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	470,160	461,753
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	579,989	578,596
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	731,536	728,615
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	408,817	403,827
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 5/15/16	795,991	796,465
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	153,785	158,591
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	447,958	447,660
TOTAL ASSET-BACKED SECURITIES (Cost $11,901,897)		11,870,893
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	106,400
Chile Government International Bond, 3.625%, 10/30/42	100,000	98,750
		205,150
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	324,725
Colombia Government International Bond, 6.125%, 1/18/41	100,000	107,750
		432,475
Italy†
Italy Government International Bond, 6.875%, 9/27/23	220,000	276,353
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	420,000	469,875
Mexico Government International Bond, 5.125%, 1/15/20	330,000	364,155
Mexico Government International Bond, 4.00%, 10/2/23	100,000	105,000
Mexico Government International Bond, 6.05%, 1/11/40	50,000	59,437
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	405,000
		1,403,467
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	90,125

		Shares/ Principal Amount	Value
Peruvian Government International Bond, 5.625%, 11/18/50		$170,000	$197,200
			287,325
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		300,000	329,961
Philippine Government International Bond, 6.375%, 10/23/34		150,000	214,121
			544,082
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		140,000	157,010
Poland Government International Bond, 3.00%, 3/17/23		140,000	141,404
			298,414
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	1,500,000	1,702,035
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		$110,000	110,684
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		300,000	286,938
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		120,000	103,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,418,335)			5,650,723
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 2.125%, 4/24/26		270,000	269,669
FNMA, 6.625%, 11/15/30		2,690,000	3,985,221
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,848,417)			4,254,890
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		195,000	271,994
California GO, (Building Bonds), 7.55%, 4/1/39		100,000	155,425
California GO, (Building Bonds), 7.30%, 10/1/39		290,000	430,316
California GO, (Building Bonds), 7.60%, 11/1/40		80,000	126,616
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		245,000	237,469
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		100,000	138,648
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		60,000	77,885
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40		105,000	145,767
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		60,000	84,228
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33		130,000	162,226
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		200,000	304,618
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		95,000	140,336
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37		95,000	128,735
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34		110,000	130,266

	Shares/ Principal Amount	Value
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	$70,000	$93,075
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	50,000	59,290
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	245,000	268,040
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	254,555
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	269,489
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	116,028
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	134,578
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	65,000	95,402
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	151,166
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	66,771
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	25,476
TOTAL MUNICIPAL SECURITIES (Cost $3,312,166)		4,068,399
TEMPORARY CASH INVESTMENTS(7) — 1.7%
SSgA U.S. Government Money Market Fund, Class N	7,687,582	7,687,582
State Street Institutional Liquid Reserves Fund, Premier Class	3,511,817	3,511,817
U.S. Treasury Bills,0.25%,6/23/16(8)	$3,000,000	2,999,409
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,198,325)		14,198,808
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $753,076,744)		825,927,413
OTHER ASSETS AND LIABILITIES — (2.5)%		(19,941,574)
TOTAL NET ASSETS — 100.0%		$805,985,839

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,315,411	USD	11,704,226	HSBC Holdings plc	6/15/16	$122,639
EUR	22,578	USD	25,777	JPMorgan Chase Bank N.A.	6/15/16	109
EUR	1,756,453	USD	2,006,535	UBS AG	6/15/16	7,280
USD	11,221,924	EUR	10,157,196	HSBC Holdings plc	6/15/16	(423,543)
USD	176,033	EUR	158,215	HSBC Holdings plc	6/15/16	(5,364)
USD	11,618,027	EUR	10,241,471	JPMorgan Chase Bank N.A.	6/15/16	(124,064)
						$(422,943)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
32	U.S. Treasury 2-Year Notes	June 2016	$6,996,000	$(4,072)
36	U.S. Treasury 5-Year Notes	June 2016	4,352,906	(20,331)
			$11,348,906	$(24,403)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
27	U.S. Treasury 10-Year Ultra Notes	June 2016	$3,795,188	$17,670

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,802,297, which represented 3.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $75,145.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $270,000.

(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $753,076,744)	$825,927,413
Receivable for investments sold	20,089,559
Receivable for capital shares sold	203,477
Unrealized appreciation on forward foreign currency exchange contracts	130,028
Dividends and interest receivable	2,717,677
849,068,154

Liabilities
Payable for collateral received for forward commitments	270,000
Payable for investments purchased	41,295,319
Payable for capital shares redeemed	373,249
Payable for variation margin on futures contracts	953
Unrealized depreciation on forward foreign currency exchange contracts	552,971
Accrued management fees	589,823
43,082,315

Net Assets	$805,985,839

Net Assets Consist of:
Capital (par value and paid-in surplus)	$739,607,601
Undistributed net investment income	1,214,947
Accumulated net realized loss	(7,264,603)
Net unrealized appreciation	72,427,894
$805,985,839

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$752,913,126	44,329,517	$16.98
Institutional Class, $0.01 Par Value	$53,072,713	3,122,906	$16.99

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$5,017,730
Interest	4,715,117
9,732,847

Expenses:
Management fees	3,552,533
Directors' fees and expenses	14,824
Other expenses	1,152
3,568,509

Net investment income (loss)	6,164,338

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,647,431)
Futures contract transactions	11,225
Foreign currency transactions	15,963
(4,620,243)

Change in net unrealized appreciation (depreciation) on:
Investments	(2,029,292)
Futures contracts	(6,733)
Translation of assets and liabilities in foreign currencies	(416,042)
(2,452,067)

Net realized and unrealized gain (loss)	(7,072,310)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(907,972)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$6,164,338	$12,525,644
Net realized gain (loss)	(4,620,243)	36,695,670
Change in net unrealized appreciation (depreciation)	(2,452,067)	(40,507,302)
Net increase (decrease) in net assets resulting from operations	(907,972)	8,714,012

Distributions to Shareholders
From net investment income:
Investor Class	(5,975,009)	(12,448,959)
Institutional Class	(469,375)	(874,926)
From net realized gains:
Investor Class	(33,526,040)	(57,795,802)
Institutional Class	(2,302,749)	(3,452,739)
Decrease in net assets from distributions	(42,273,173)	(74,572,426)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,728,031	44,652,515

Net increase (decrease) in net assets	(37,453,114)	(21,205,899)

Net Assets
Beginning of period	843,438,953	864,644,852
End of period	$805,985,839	$843,438,953

Undistributed net investment income	$1,214,947	$1,494,993

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.900% for the Investor Class. The annual management fee schedule ranges from 0.600% to 0.700% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 0.90% for the Investor Class and 0.70% for the Institutional Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2016 totaled $428,253,625, of which $181,958,505 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 totaled $462,019,588, of which $199,467,175 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	1,746,985	$29,399,023	4,908,713	$90,458,642
Issued in reinvestment of distributions	2,293,412	38,589,249	3,820,611	68,651,270
Redeemed	(3,774,400)	(63,843,209)	(6,753,372)	(123,350,081)
	265,997	4,145,063	1,975,952	35,759,831
Institutional Class/Shares Authorized	20,000,000		20,000,000
Sold	171,557	2,886,613	776,376	14,093,875
Issued in reinvestment of distributions	164,596	2,772,124	240,729	4,327,665
Redeemed	(239,283)	(4,075,769)	(518,681)	(9,528,856)
	96,870	1,582,968	498,424	8,892,684
Net increase (decrease)	362,867	$5,728,031	2,474,376	$44,652,515

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$481,835,052	—	—
Corporate Bonds	—	$104,820,321	—
U.S. Treasury Securities	—	91,622,553	—
U.S. Government Agency Mortgage-Backed Securities	—	77,157,338	—
Commercial Mortgage-Backed Securities	—	15,367,284	—
Collateralized Mortgage Obligations	—	15,081,152	—
Asset-Backed Securities	—	11,870,893	—
Sovereign Governments and Agencies	—	5,650,723	—
U.S. Government Agency Securities	—	4,254,890	—
Municipal Securities	—	4,068,399	—
Temporary Cash Investments	11,199,399	2,999,409	—
	$493,034,451	$332,892,962	—
Other Financial Instruments
Futures Contracts	$17,670	—	—
Forward Foreign Currency Exchange Contracts	—	$130,028	—
	$17,670	$130,028	—

Liabilities
Other Financial Instruments
Futures Contracts	$24,403	—	—
Forward Foreign Currency Exchange Contracts	—	$552,971	—
	$24,403	$552,971	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $27,840,702.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 72 contracts.

Value of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$130,028	Unrealized depreciation on forward foreign currency exchange contracts	$552,971
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	953
		$130,028		$553,924

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(92,150)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(422,943)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	11,225	Change in net unrealized appreciation (depreciation) on futures contracts	(6,733)
		$(80,925)		$(429,676)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$755,729,548
Gross tax appreciation of investments	$85,502,631
Gross tax depreciation of investments	(15,304,766)
Net tax appreciation (depreciation) of investments	$70,197,865

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$17.91	0.13	(0.16)	(0.03)	(0.13)	(0.77)	(0.90)	$16.98	0.00%	0.90%(4)	1.53%(4)	52%	$752,913
2015	$19.38	0.26	(0.08)	0.18	(0.28)	(1.37)	(1.65)	$17.91	0.98%	0.90%	1.43%	94%	$789,209
2014	$19.19	0.25	1.66	1.91	(0.28)	(1.44)	(1.72)	$19.38	10.76%	0.90%	1.36%	64%	$815,636
2013	$17.41	0.30	2.25	2.55	(0.31)	(0.46)	(0.77)	$19.19	15.21%	0.90%	1.64%	81%	$721,523
2012	$15.96	0.29	1.47	1.76	(0.31)	—	(0.31)	$17.41	11.12%	0.90%	1.75%	82%	$609,476
2011	$15.02	0.29	0.94	1.23	(0.29)	—	(0.29)	$15.96	8.26%	0.90%	1.84%	87%	$511,829
Institutional Class
2016(3)	$17.92	0.15	(0.16)	(0.01)	(0.15)	(0.77)	(0.92)	$16.99	0.10%	0.70%(4)	1.73%(4)	52%	$53,073
2015	$19.39	0.30	(0.09)	0.21	(0.31)	(1.37)	(1.68)	$17.92	1.19%	0.70%	1.63%	94%	$54,230
2014	$19.20	0.29	1.65	1.94	(0.31)	(1.44)	(1.75)	$19.39	10.98%	0.70%	1.56%	64%	$49,009
2013	$17.41	0.32	2.28	2.60	(0.35)	(0.46)	(0.81)	$19.20	15.49%	0.70%	1.84%	81%	$47,004
2012	$15.96	0.32	1.47	1.79	(0.34)	—	(0.34)	$17.41	11.34%	0.70%	1.95%	82%	$19,667
2011	$15.02	0.32	0.94	1.26	(0.32)	—	(0.32)	$15.96	8.48%	0.70%	2.04%	87%	$9,736

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89207 1606

Semiannual Report

April 30, 2016

Capital Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	4.0%
Wells Fargo & Co.	3.4%
Chevron Corp.	3.1%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.4%
TOTAL SA	2.4%
Medtronic plc	2.4%
Cisco Systems, Inc.	2.3%
Pfizer, Inc.	2.3%
Oracle Corp.	2.2%

Top Five Industries	% of net assets
Banks	14.0%
Oil, Gas and Consumable Fuels	13.8%
Pharmaceuticals	7.7%
Insurance	6.3%
Capital Markets	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,011.20	$5.05	1.01%
Investor Class (before waiver)	$1,000	$1,011.20(2)	$5.55	1.11%
Institutional Class (after waiver)	$1,000	$1,013.20	$4.05	0.81%
Institutional Class (before waiver)	$1,000	$1,013.20(2)	$4.56	0.91%
A Class (after waiver)	$1,000	$1,010.90	$6.30	1.26%
A Class (before waiver)	$1,000	$1,010.90(2)	$6.80	1.36%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.84	$5.07	1.01%
Investor Class (before waiver)	$1,000	$1,019.34	$5.57	1.11%
Institutional Class (after waiver)	$1,000	$1,020.84	$4.07	0.81%
Institutional Class (before waiver)	$1,000	$1,020.34	$4.57	0.91%
A Class (after waiver)	$1,000	$1,018.60	$6.32	1.26%
A Class (before waiver)	$1,000	$1,018.10	$6.82	1.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 4.2%
Honeywell International, Inc.	13,600	$1,554,072
Huntington Ingalls Industries, Inc.	6,500	941,005
Textron, Inc.	22,400	866,432
United Technologies Corp.	24,870	2,595,682
		5,957,191
Auto Components — 1.7%
BorgWarner, Inc.	38,390	1,378,969
Delphi Automotive plc	15,060	1,108,868
		2,487,837
Automobiles — 1.1%
Ford Motor Co.	81,700	1,107,852
Harley-Davidson, Inc.	8,640	413,251
		1,521,103
Banks — 14.0%
Bank of America Corp.	201,860	2,939,082
Citigroup, Inc.	13,740	635,887
JPMorgan Chase & Co.	91,210	5,764,472
KeyCorp	36,300	446,127
PNC Financial Services Group, Inc. (The)	27,280	2,394,638
U.S. Bancorp	68,370	2,918,715
Wells Fargo & Co.	98,530	4,924,530
		20,023,451
Biotechnology — 0.5%
Amgen, Inc.	4,520	715,516
Capital Markets — 4.8%
Ameriprise Financial, Inc.	15,850	1,520,015
BlackRock, Inc.	3,780	1,346,927
Goldman Sachs Group, Inc. (The)	10,670	1,751,054
Invesco Ltd.	56,620	1,755,786
Morgan Stanley	18,320	495,739
		6,869,521
Chemicals — 1.6%
Dow Chemical Co. (The)	27,870	1,466,241
LyondellBasell Industries NV, Class A	10,050	830,833
		2,297,074
Commercial Services and Supplies — 0.8%
Tyco International plc	28,560	1,100,131
Communications Equipment — 2.3%
Cisco Systems, Inc.	122,080	3,355,979
Consumer Finance — 1.7%
Capital One Financial Corp.	19,940	1,443,457
Discover Financial Services	17,200	967,844
		2,411,301
Containers and Packaging — 0.8%
International Paper Co.	13,100	566,837

6

	Shares	Value
WestRock Co.	13,720	$574,182
		1,141,019
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	12,430	1,808,316
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	27,210	1,056,292
Electric Utilities — 2.6%
Edison International	17,460	1,234,597
Westar Energy, Inc.	25,140	1,297,475
Xcel Energy, Inc.	29,560	1,183,287
		3,715,359
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	9,130	1,035,981
Electronic Equipment, Instruments and Components — 0.5%
VeriFone Systems, Inc.(1)	23,770	676,494
Energy Equipment and Services — 2.8%
Halliburton Co.	30,290	1,251,280
Schlumberger Ltd.	34,350	2,759,679
		4,010,959
Food and Staples Retailing — 2.4%
CVS Health Corp.	26,550	2,668,275
Sysco Corp.	15,340	706,714
		3,374,989
Food Products — 0.6%
Flowers Foods, Inc.	22,950	439,722
Hershey Co. (The)	3,970	369,647
		809,369
Health Care Equipment and Supplies — 4.3%
Abbott Laboratories	29,970	1,165,833
Medtronic plc	43,000	3,403,450
Zimmer Biomet Holdings, Inc.	13,250	1,533,952
		6,103,235
Health Care Providers and Services — 3.6%
Aetna, Inc.	6,760	758,945
Anthem, Inc.	8,140	1,145,868
HCA Holdings, Inc.(1)	12,190	982,758
Laboratory Corp. of America Holdings(1)	10,120	1,268,238
McKesson Corp.	6,290	1,055,588
		5,211,397
Hotels, Restaurants and Leisure — 0.6%
Marriott International, Inc., Class A	11,660	817,249
Household Durables — 1.2%
Whirlpool Corp.	9,470	1,649,106
Household Products — 0.7%
Procter & Gamble Co. (The)	12,720	1,019,126
Industrial Conglomerates — 0.7%
General Electric Co.	33,940	1,043,655
Insurance — 6.3%
Allstate Corp. (The)	19,880	1,293,194
American International Group, Inc.	29,880	1,667,902
Chubb Ltd.	19,240	2,267,626

7

	Shares	Value
MetLife, Inc.	42,320	$1,908,632
Principal Financial Group, Inc.	14,400	614,592
Prudential Financial, Inc.	17,050	1,323,762
		9,075,708
Machinery — 3.0%
Ingersoll-Rand plc	47,360	3,103,974
Stanley Black & Decker, Inc.	11,230	1,256,862
		4,360,836
Media — 2.1%
AMC Networks, Inc., Class A(1)	14,310	933,441
Time Warner, Inc.	27,690	2,080,627
		3,014,068
Oil, Gas and Consumable Fuels — 13.8%
Anadarko Petroleum Corp.	20,120	1,061,531
Apache Corp.	12,130	659,872
Chevron Corp.	42,850	4,378,413
Exxon Mobil Corp.	38,810	3,430,804
Imperial Oil Ltd.	66,860	2,217,299
Noble Energy, Inc.	27,410	989,775
Occidental Petroleum Corp.	34,760	2,664,354
TOTAL SA	68,145	3,427,834
Valero Energy Corp.	15,880	934,856
		19,764,738
Pharmaceuticals — 7.7%
Allergan plc(1)	6,050	1,310,188
Johnson & Johnson	31,550	3,536,124
Merck & Co., Inc.	42,580	2,335,087
Pfizer, Inc.	99,790	3,264,131
Teva Pharmaceutical Industries Ltd. ADR	10,350	563,558
		11,009,088
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Property Group, Inc.	16,570	418,393
Road and Rail — 0.8%
Union Pacific Corp.	12,450	1,086,013
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	123,480	2,527,636
Intel Corp.	18,200	551,096
Microchip Technology, Inc.	15,690	762,377
NXP Semiconductors NV(1)	5,990	510,827
		4,351,936
Software — 3.9%
Electronic Arts, Inc.(1)	25,140	1,554,909
Microsoft Corp.	18,110	903,146
Oracle Corp.	77,900	3,105,094
		5,563,149
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	2,200	343,420
Lowe's Cos., Inc.	18,770	1,426,895
		1,770,315
Tobacco — 1.5%
Altria Group, Inc.	11,240	704,861

8

	Shares	Value
Philip Morris International, Inc.	15,210	$1,492,405
		2,197,266
TOTAL COMMON STOCKS (Cost $101,365,503)		142,823,160
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% -1.50%, 6/15/16 - 7/31/16, valued at $175,760), in a joint trading account at 0.15%, dated 4/29/16 due 5/2/16 (Delivery value $172,296)		172,294
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $295,969), in a joint trading account at 0.08%, dated 4/29/16 due 5/2/16 (Delivery value $287,002)		287,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $459,294)		459,294
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $101,824,797)		143,282,454
OTHER ASSETS AND LIABILITIES — (0.1)%		(157,764)
TOTAL NET ASSETS — 100.0%		$143,124,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	60,375	USD	45,615	Morgan Stanley	6/30/16	$2,505
CAD	98,284	USD	74,518	Morgan Stanley	6/30/16	3,815
USD	1,578,755	CAD	2,083,625	Morgan Stanley	6/30/16	(81,914)
EUR	60,480	USD	67,942	UBS AG	6/30/16	1,434
EUR	71,851	USD	82,124	UBS AG	6/30/16	296
USD	2,401,637	EUR	2,144,233	UBS AG	6/30/16	(57,993)
USD	72,417	EUR	63,305	UBS AG	6/30/16	(199)
USD	190,278	EUR	168,613	UBS AG	6/30/16	(3,136)
USD	76,714	EUR	67,912	UBS AG	6/30/16	(1,187)
USD	76,745	EUR	66,976	UBS AG	6/30/16	(83)
						$(136,462)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $101,824,797)	$143,282,454
Cash	371
Receivable for investments sold	444,568
Receivable for capital shares sold	40,215
Unrealized appreciation on forward foreign currency exchange contracts	8,050
Dividends and interest receivable	138,375
143,914,033

Liabilities
Payable for investments purchased	420,451
Payable for capital shares redeemed	107,520
Unrealized depreciation on forward foreign currency exchange contracts	144,512
Accrued management fees	115,980
Distribution and service fees payable	880
789,343

Net Assets	$143,124,690

Net Assets Consist of:
Capital (par value and paid-in surplus)	$96,981,625
Undistributed net investment income	650,069
Undistributed net realized gain	4,171,776
Net unrealized appreciation	41,321,220
$143,124,690

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$136,591,722	16,178,963	$8.44
Institutional Class, $0.01 Par Value	$2,168,923	256,317	$8.46
A Class, $0.01 Par Value	$4,364,045	518,367	$8.42*
*Maximum offering price $8.93 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,930)	$1,785,262
Interest	116
1,785,378

Expenses:
Management fees	767,213
Distribution and service fees — A Class	5,342
Directors' fees and expenses	2,606
Other expenses	964
776,125
Fees waived	(69,971)
706,154

Net investment income (loss)	1,079,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,318,329
Foreign currency transactions	(33,406)
5,284,923

Change in net unrealized appreciation (depreciation) on:
Investments	(4,924,117)
Translation of assets and liabilities in foreign currencies	(130,496)
(5,054,613)

Net realized and unrealized gain (loss)	230,310

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,309,534

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$1,079,224	$1,999,920
Net realized gain (loss)	5,284,923	9,832,766
Change in net unrealized appreciation (depreciation)	(5,054,613)	(10,824,768)
Net increase (decrease) in net assets resulting from operations	1,309,534	1,007,918

Distributions to Shareholders
From net investment income:
Investor Class	(2,244,362)	(2,061,009)
Institutional Class	(48,846)	(47,038)
A Class	(60,089)	(48,794)
From net realized gains:
Investor Class	(8,499,296)	(8,800,770)
Institutional Class	(164,845)	(175,620)
A Class	(268,334)	(254,043)
Decrease in net assets from distributions	(11,285,772)	(11,387,274)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,828,106	2,811,062

Net increase (decrease) in net assets	(8,148,132)	(7,568,294)

Net Assets
Beginning of period	151,272,822	158,841,116
End of period	$143,124,690	$151,272,822

Undistributed net investment income	$650,069	$1,924,142

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class and the A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.100% for the Investor Class and A Class. The annual management fee ranges from 0.700% to 0.900% for the Institutional Class. During the six months ended April 30, 2016, the investment advisor voluntarily agreed to waive 0.100% of the management fee. The investment advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2016 was $66,602, $1,232 and $2,137 for the Investor Class, Institutional Class and A Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2016 was 1.10% for the Investor Class and A Class and 0.90% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2016 was 1.00% for the Investor Class and A Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $37,844,213 and $45,998,842, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	342,491	$2,823,998	1,064,442	$9,812,362
Issued in reinvestment of distributions	1,245,917	10,191,589	1,187,673	10,463,399
Redeemed	(1,292,966)	(10,639,020)	(1,990,525)	(18,394,474)
	295,442	2,376,567	261,590	1,881,287
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	10,220	85,000	45,367	399,750
Issued in reinvestment of distributions	18,746	153,720	15,972	140,869
Redeemed	(111,060)	(933,119)	(32,895)	(288,560)
	(82,094)	(694,399)	28,444	252,059
A Class/Shares Authorized	50,000,000		50,000,000
Sold	69,727	568,947	155,347	1,419,624
Issued in reinvestment of distributions	39,753	324,780	34,040	299,551
Redeemed	(90,975)	(747,789)	(114,102)	(1,041,459)
	18,505	145,938	75,285	677,716
Net increase (decrease)	231,853	$1,828,106	365,319	$2,811,062

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$137,178,027	$5,645,133	—
Temporary Cash Investments	—	459,294	—
	$137,178,027	$6,104,427	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$8,050	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$144,512	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,078,388.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $8,050 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $144,512 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(36,689) in net realized gain (loss) on foreign currency transactions and $(130,437) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$103,004,301
Gross tax appreciation of investments	$41,385,073
Gross tax depreciation of investments	(1,106,920)
Net tax appreciation (depreciation) of investments	$40,278,153

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.05	0.06	0.02	0.08	(0.14)	(0.55)	(0.69)	$8.44	1.12%	1.01%(4)	1.11%(4)	1.54%(4)	1.44%(4)	27%	$136,592
2015	$9.71	0.12	(0.08)	0.04	(0.13)	(0.57)	(0.70)	$9.05	0.61%	1.00%	1.10%	1.28%	1.18%	31%	$143,698
2014	$8.51	0.12	1.20	1.32	(0.12)	—	(0.12)	$9.71	15.68%	1.00%	1.10%	1.32%	1.22%	31%	$151,715
2013	$6.89	0.13	1.61	1.74	(0.12)	—	(0.12)	$8.51	25.67%	1.00%	1.10%	1.66%	1.56%	26%	$138,884
2012	$5.96	0.11	0.93	1.04	(0.11)	—	(0.11)	$6.89	17.80%	1.00%	1.10%	1.76%	1.66%	32%	$117,210
2011	$5.73	0.09	0.23	0.32	(0.09)	—	(0.09)	$5.96	5.67%	1.00%	1.10%	1.53%	1.43%	37%	$111,188
Institutional Class
2016(3)	$9.08	0.07	0.02	0.09	(0.16)	(0.55)	(0.71)	$8.46	1.32%	0.81%(4)	0.91%(4)	1.74%(4)	1.64%(4)	27%	$2,169
2015	$9.74	0.14	(0.08)	0.06	(0.15)	(0.57)	(0.72)	$9.08	0.72%	0.80%	0.90%	1.48%	1.38%	31%	$3,071
2014	$8.54	0.14	1.20	1.34	(0.14)	—	(0.14)	$9.74	15.86%	0.80%	0.90%	1.52%	1.42%	31%	$3,019
2013	$6.90	0.15	1.62	1.77	(0.13)	—	(0.13)	$8.54	26.00%	0.80%	0.90%	1.86%	1.76%	26%	$3,289
2012	$5.97	0.12	0.93	1.05	(0.12)	—	(0.12)	$6.90	18.00%	0.80%	0.90%	1.96%	1.86%	32%	$3,943
2011	$5.74	0.10	0.24	0.34	(0.11)	—	(0.11)	$5.97	5.87%	0.80%	0.90%	1.73%	1.63%	37%	$3,618

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$9.01	0.05	0.03	0.08	(0.12)	(0.55)	(0.67)	$8.42	1.09%	1.26%(4)	1.36%(4)	1.29%(4)	1.19%(4)	27%	$4,364
2015	$9.67	0.09	(0.07)	0.02	(0.11)	(0.57)	(0.68)	$9.01	0.34%	1.25%	1.35%	1.03%	0.93%	31%	$4,504
2014	$8.48	0.10	1.19	1.29	(0.10)	—	(0.10)	$9.67	15.32%	1.25%	1.35%	1.07%	0.97%	31%	$4,107
2013	$6.87	0.11	1.62	1.73	(0.12)	—	(0.12)	$8.48	25.51%	1.25%	1.35%	1.41%	1.31%	26%	$3,155
2012	$5.95	0.10	0.92	1.02	(0.10)	—	(0.10)	$6.87	17.37%	1.25%	1.35%	1.51%	1.41%	32%	$2,796
2011	$5.72	0.08	0.23	0.31	(0.08)	—	(0.08)	$5.95	5.41%	1.25%	1.35%	1.28%	1.18%	37%	$3,326

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89212 1606

Semiannual Report

April 30, 2016

Focused Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	4.7%
PepsiCo, Inc.	4.2%
Visa, Inc., Class A	4.2%
Walt Disney Co. (The)	4.1%
Comcast Corp., Class A	4.0%
Boeing Co. (The)	3.7%
Amazon.com, Inc.	3.6%
Oracle Corp.	3.4%
Lockheed Martin Corp.	3.3%
C.R. Bard, Inc.	3.0%

Top Five Industries	% of net assets
Internet Software and Services	8.3%
Media	8.3%
Software	8.3%
Aerospace and Defense	7.0%
Internet and Catalog Retail	6.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Exchange-Traded Funds	0.8%
Total Equity Exposure	98.7%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.5)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$960.30	$4.87	1.00%
Institutional Class	$1,000	$962.30	$3.90	0.80%
A Class	$1,000	$960.10	$6.09	1.25%
C Class	$1,000	$955.90	$9.73	2.00%
R Class	$1,000	$957.70	$7.30	1.50%
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
Institutional Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Aerospace and Defense — 7.0%
Boeing Co. (The)	4,197	$565,756
Lockheed Martin Corp.	2,119	492,413
		1,058,169
Airlines — 2.8%
Alaska Air Group, Inc.	3,536	249,040
Delta Air Lines, Inc.	4,176	174,014
		423,054
Beverages — 4.2%
PepsiCo, Inc.	6,114	629,497
Biotechnology — 4.8%
Biogen, Inc.(1)	953	262,065
Gilead Sciences, Inc.	2,466	217,526
Incyte Corp.(1)	2,818	203,657
Regeneron Pharmaceuticals, Inc.(1)	108	40,685
		723,933
Chemicals — 4.1%
Dow Chemical Co. (The)	8,212	432,033
LyondellBasell Industries NV, Class A	1,306	107,967
Sherwin-Williams Co. (The)	255	73,264
		613,264
Consumer Finance — 0.7%
American Express Co.	1,585	103,707
Energy Equipment and Services — 1.5%
Halliburton Co.	5,551	229,312
Food Products — 2.6%
Mead Johnson Nutrition Co.	4,438	386,772
Health Care Equipment and Supplies — 3.1%
C.R. Bard, Inc.	2,137	453,407
Edwards Lifesciences Corp.(1)	198	21,030
		474,437
Health Care Providers and Services — 4.5%
Cardinal Health, Inc.	4,853	380,766
Express Scripts Holding Co.(1)	3,961	292,045
VCA, Inc.(1)	231	14,546
		687,357
Hotels, Restaurants and Leisure — 1.9%
Las Vegas Sands Corp.	6,337	286,115
Household Products — 2.2%
Church & Dwight Co., Inc.	354	32,816
Procter & Gamble Co. (The)	3,695	296,043
		328,859
Insurance — 2.5%
American International Group, Inc.	6,752	376,897
Internet and Catalog Retail — 6.1%
Amazon.com, Inc.(1)	828	546,140

6

	Shares	Value
Expedia, Inc.	3,313	$383,546
		929,686
Internet Software and Services — 8.3%
Alphabet, Inc., Class A(1)	999	707,172
Facebook, Inc., Class A(1)	3,822	449,391
LinkedIn Corp., Class A(1)	368	46,114
Pandora Media, Inc.(1)	5,705	56,651
		1,259,328
IT Services — 6.1%
Cognizant Technology Solutions Corp., Class A(1)	269	15,702
Fiserv, Inc.(1)	2,802	273,811
Visa, Inc., Class A	8,145	629,120
		918,633
Machinery — 2.6%
Parker-Hannifin Corp.	2,138	248,051
WABCO Holdings, Inc.(1)	1,354	151,864
		399,915
Media — 8.3%
Comcast Corp., Class A	9,954	604,805
Sirius XM Holdings, Inc.(1)	9,645	38,098
Walt Disney Co. (The)	5,945	613,880
		1,256,783
Multiline Retail — 0.4%
Dollar Tree, Inc.(1)	833	66,398
Oil, Gas and Consumable Fuels — 0.1%
Concho Resources, Inc.(1)	184	21,375
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	1,433	137,382
Pharmaceuticals — 4.3%
Johnson & Johnson	2,335	261,707
Perrigo Co. plc	547	52,878
Teva Pharmaceutical Industries Ltd. ADR	6,168	335,848
		650,433
Road and Rail — 1.2%
Union Pacific Corp.	2,000	174,460
Semiconductors and Semiconductor Equipment — 1.7%
Xilinx, Inc.	6,123	263,779
Software — 8.3%
Electronic Arts, Inc.(1)	6,006	371,471
Oracle Corp.	12,791	509,849
ServiceNow, Inc.(1)	2,230	159,401
Splunk, Inc.(1)	4,037	209,843
		1,250,564
Specialty Retail — 4.7%
O'Reilly Automotive, Inc.(1)	1,681	441,565
Ross Stores, Inc.	4,290	243,586
TJX Cos., Inc. (The)	363	27,523
		712,674
Textiles, Apparel and Luxury Goods — 2.8%
Carter's, Inc.	3,994	426,040

7

	Shares	Value
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	406	$27,174
TOTAL COMMON STOCKS (Cost $12,357,635)		14,815,997
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Growth ETF (Cost $126,779)	1,295	128,011
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Credit Suisse First Boston, Inc.,(collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $102,955),in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $100,925)		100,924
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $172,200),at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $168,001)		168,000
State Street Institutional Liquid Reserves Fund, Premier Class	323	323
TOTAL TEMPORARY CASH INVESTMENTS (Cost $269,247)		269,247
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $12,753,661)		15,213,255
OTHER ASSETS AND LIABILITIES — (0.5)%		(77,580)
TOTAL NET ASSETS — 100.0%		$15,135,675

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $12,753,661)	$15,213,255
Receivable for investments sold	48,495
Receivable for capital shares sold	3,817
Dividends and interest receivable	3,448
15,269,015

Liabilities
Payable for investments purchased	114,965
Payable for capital shares redeemed	5,635
Accrued management fees	12,387
Distribution and service fees payable	353
133,340

Net Assets	$15,135,675

Net Assets Consist of:
Capital (par value and paid-in surplus)	$12,572,555
Undistributed net investment income	15,911
Undistributed net realized gain	87,615
Net unrealized appreciation	2,459,594
$15,135,675

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$14,198,924	1,224,629	$11.59
Institutional Class, $0.01 Par Value	$40,662	3,506	$11.60
A Class, $0.01 Par Value	$602,936	52,128	$11.57*
C Class, $0.01 Par Value	$277,244	25,335	$10.94
R Class, $0.01 Par Value	$15,909	1,390	$11.45
*Maximum offering price $12.28 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $660)	$109,888
Interest	127
110,015

Expenses:
Management fees	76,634
Distribution and service fees:
A Class	709
C Class	1,336
R Class	251
Directors' fees and expenses	289
Other expenses	52
79,271

Net investment income (loss)	30,744

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	109,074
Change in net unrealized appreciation (depreciation) on investments	(821,499)

Net realized and unrealized gain (loss)	(712,425)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(681,681)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$30,744	$53,856
Net realized gain (loss)	109,074	793,586
Change in net unrealized appreciation (depreciation)	(821,499)	198,421
Net increase (decrease) in net assets resulting from operations	(681,681)	1,045,863

Distributions to Shareholders
From net investment income:
Investor Class	(42,783)	(58,116)
Institutional Class	(197)	(222)
A Class	(185)	(750)
From net realized gains:
Investor Class	(656,628)	(3,294,997)
Institutional Class	(1,768)	(8,120)
A Class	(24,516)	(137,956)
C Class	(13,165)	(80,522)
R Class	(4,916)	(24,279)
Decrease in net assets from distributions	(744,158)	(3,604,962)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(135,173)	1,882,415

Net increase (decrease) in net assets	(1,561,012)	(676,684)

Net Assets
Beginning of period	16,696,687	17,373,371
End of period	$15,135,675	$16,696,687

Undistributed net investment income	$15,911	$28,332

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

12

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 0.99% for the Investor Class, A Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $3,043,397 and $3,801,735, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	44,015	$513,936	130,836	$1,660,216
Issued in reinvestment of distributions	58,519	686,425	280,501	3,295,886
Redeemed	(114,290)	(1,301,226)	(230,077)	(2,845,220)
	(11,756)	(100,865)	181,260	2,110,882
Institutional Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	167	1,965	711	8,342
A Class/Shares Authorized	15,000,000		15,000,000
Sold	5,659	63,754	10,274	128,143
Issued in reinvestment of distributions	2,053	24,038	11,513	135,042
Redeemed	(1,866)	(21,994)	(37,614)	(521,417)
	5,846	65,798	(15,827)	(258,232)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	1,798	19,703	1,852	22,305
Issued in reinvestment of distributions	917	10,183	5,686	63,915
Redeemed	(2,308)	(25,281)	(8,610)	(99,638)
	407	4,605	(1,072)	(13,418)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	2,299	27,653	1,038	12,798
Issued in reinvestment of distributions	424	4,916	2,084	24,279
Redeemed	(12,107)	(139,245)	(174)	(2,236)
	(9,384)	(106,676)	2,948	34,841
Net increase (decrease)	(14,720)	$(135,173)	168,020	$1,882,415
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,815,997	—	—
Exchange-Traded Funds	128,011	—	—
Temporary Cash Investments	323	$268,924	—
	$14,944,331	$268,924	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,777,859
Gross tax appreciation of investments	$2,799,334
Gross tax depreciation of investments	(363,938)
Net tax appreciation (depreciation) of investments	$2,435,396

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$12.65	0.02	(0.52)	(0.50)	(0.03)	(0.53)	(0.56)	$11.59	(3.97)%	1.00%(4)	0.42%(4)	20%	$14,199
2015	$15.08	0.04	0.67	0.71	(0.05)	(3.09)	(3.14)	$12.65	6.41%	0.99%	0.35%	61%	$15,638
2014	$14.89	0.05	1.80	1.85	(0.06)	(1.60)	(1.66)	$15.08	13.75%	1.00%	0.38%	97%	$15,906
2013	$12.00	0.08	2.89	2.97	(0.08)	—	(0.08)	$14.89	24.93%	1.00%	0.64%	73%	$15,664
2012	$10.70	0.08	1.28	1.36	(0.06)	—	(0.06)	$12.00	12.78%	1.01%	0.70%	59%	$13,828
2011	$10.17	0.06	0.53	0.59	(0.06)	—	(0.06)	$10.70	5.76%	1.00%	0.54%	91%	$14,335
Institutional Class
2016(3)	$12.66	0.04	(0.51)	(0.47)	(0.06)	(0.53)	(0.59)	$11.60	(3.77)%	0.80%(4)	0.62%(4)	20%	$41
2015	$15.10	0.07	0.66	0.73	(0.08)	(3.09)	(3.17)	$12.66	6.51%	0.79%	0.55%	61%	$42
2014	$14.91	0.08	1.80	1.88	(0.09)	(1.60)	(1.69)	$15.10	14.06%	0.80%	0.58%	97%	$40
2013	$12.01	0.11	2.88	2.99	(0.09)	—	(0.09)	$14.91	25.06%	0.80%	0.84%	73%	$35
2012	$10.70	0.10	1.29	1.39	(0.08)	—	(0.08)	$12.01	13.09%	0.81%	0.90%	59%	$28
2011	$10.17	0.08	0.53	0.61	(0.08)	—	(0.08)	$10.70	5.98%	0.80%	0.74%	91%	$25
A Class
2016(3)	$12.60	0.01	(0.51)	(0.50)	—(5)	(0.53)	(0.53)	$11.57	(3.99)%	1.25%(4)	0.17%(4)	20%	$603
2015	$15.03	0.02	0.66	0.68	(0.02)	(3.09)	(3.11)	$12.60	6.11%	1.24%	0.10%	61%	$583
2014	$14.84	0.02	1.79	1.81	(0.02)	(1.60)	(1.62)	$15.03	13.49%	1.25%	0.13%	97%	$933
2013	$11.99	0.05	2.88	2.93	(0.08)	—	(0.08)	$14.84	24.53%	1.25%	0.39%	73%	$770
2012	$10.68	0.05	1.29	1.34	(0.03)	—	(0.03)	$11.99	12.62%	1.26%	0.45%	59%	$1,376
2011	$10.15	0.04	0.52	0.56	(0.03)	—	(0.03)	$10.68	5.51%	1.25%	0.29%	91%	$1,040

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(3)	$11.99	(0.03)	(0.49)	(0.52)	—	(0.53)	(0.53)	$10.94	(4.41)%	2.00%(4)	(0.58)%(4)	20%	$277
2015	$14.52	(0.08)	0.64	0.56	—	(3.09)	(3.09)	$11.99	5.28%	1.99%	(0.65)%	61%	$299
2014	$14.47	(0.09)	1.74	1.65	—	(1.60)	(1.60)	$14.52	12.66%	2.00%	(0.62)%	97%	$378
2013	$11.75	(0.05)	2.82	2.77	(0.05)	—	(0.05)	$14.47	23.65%	2.00%	(0.36)%	73%	$434
2012	$10.52	(0.03)	1.26	1.23	—	—	—	$11.75	11.69%	2.01%	(0.30)%	59%	$311
2011	$10.05	(0.05)	0.52	0.47	—	—	—	$10.52	4.68%	2.00%	(0.46)%	91%	$346
R Class
2016(3)	$12.49	—(5)	(0.51)	(0.51)	—	(0.53)	(0.53)	$11.45	(4.23)%	1.50%(4)	(0.08)%(4)	20%	$16
2015	$14.93	(0.02)	0.67	0.65	—	(3.09)	(3.09)	$12.49	5.85%	1.49%	(0.15)%	61%	$135
2014	$14.77	0.02	1.74	1.76	—	(1.60)	(1.60)	$14.93	13.20%	1.50%	(0.12)%	97%	$117
2013	$11.95	0.02	2.87	2.89	(0.07)	—	(0.07)	$14.77	24.27%	1.50%	0.14%	73%	$731
2012	$10.65	0.02	1.29	1.31	(0.01)	—	(0.01)	$11.95	12.29%	1.51%	0.20%	59%	$558
2011	$10.12	0.01	0.52	0.53	—(5)	—	—(5)	$10.65	5.26%	1.50%	0.04%	91%	$480

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89211 1606

Semiannual Report

April 30, 2016

Fundamental Equity Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.2%
Comcast Corp., Class A	3.6%
JPMorgan Chase & Co.	3.6%
Apple, Inc.	3.3%
Boeing Co. (The)	3.3%
CVS Health Corp.	2.7%
PepsiCo, Inc.	2.5%
Target Corp.	2.4%
Caterpillar, Inc.	2.4%
O'Reilly Automotive, Inc.	2.2%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	6.0%
Banks	6.0%
Aerospace and Defense	5.4%
Specialty Retail	5.0%
Pharmaceuticals	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Exchange-Traded Funds	0.5%
Total Equity Exposure	99.2%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$976.90	$4.92	1.00%
Institutional Class	$1,000	$978.00	$3.93	0.80%
A Class	$1,000	$975.80	$6.14	1.25%
C Class	$1,000	$972.10	$9.81	2.00%
R Class	$1,000	$974.10	$7.36	1.50%
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
Institutional Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Aerospace and Defense — 5.4%
Boeing Co. (The)	54,634	$7,364,663
General Dynamics Corp.	19,204	2,698,546
Northrop Grumman Corp.	10,473	2,160,161
		12,223,370
Airlines — 1.2%
Delta Air Lines, Inc.	64,022	2,667,797
Banks — 6.0%
Bank of America Corp.	39,395	573,591
Citigroup, Inc.	105,930	4,902,441
JPMorgan Chase & Co.	127,696	8,070,387
		13,546,419
Beverages — 2.5%
PepsiCo, Inc.	55,591	5,723,649
Biotechnology — 4.3%
AbbVie, Inc.	20,737	1,264,957
Amgen, Inc.	13,059	2,067,240
Biogen, Inc.(1)	7,805	2,146,297
Gilead Sciences, Inc.	32,825	2,895,493
Incyte Corp.(1)	17,747	1,282,576
		9,656,563
Capital Markets — 1.1%
Ameriprise Financial, Inc.	12,820	1,229,438
Franklin Resources, Inc.	14,238	531,647
Legg Mason, Inc.	22,904	735,447
		2,496,532
Chemicals — 2.3%
Dow Chemical Co. (The)	52,993	2,787,962
LyondellBasell Industries NV, Class A	6,084	502,964
Sherwin-Williams Co. (The)	6,381	1,833,325
		5,124,251
Communications Equipment — 3.9%
Cisco Systems, Inc.	173,195	4,761,130
Motorola Solutions, Inc.	52,951	3,981,386
		8,742,516
Containers and Packaging — 0.5%
International Paper Co.	26,330	1,139,299
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	24,901	966,657
CenturyLink, Inc.	29,082	900,088
Level 3 Communications, Inc.(1)	13,295	694,796
SBA Communications Corp., Class A(1)	14,143	1,457,295
Verizon Communications, Inc.	27,734	1,412,770
		5,431,606
Energy Equipment and Services — 0.4%
Halliburton Co.	23,031	951,411

6

	Shares	Value
Food and Staples Retailing — 4.0%
CVS Health Corp.	60,594	$6,089,697
Kroger Co. (The)	50,878	1,800,573
Wal-Mart Stores, Inc.	17,521	1,171,629
		9,061,899
Food Products — 2.9%
Archer-Daniels-Midland Co.	38,783	1,548,993
Campbell Soup Co.	12,053	743,791
Pilgrim's Pride Corp.(1)	35,007	942,038
Pinnacle Foods, Inc.	40,736	1,734,946
Tyson Foods, Inc., Class A	22,659	1,491,416
		6,461,184
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	17,921	697,127
Edwards Lifesciences Corp.(1)	31,973	3,395,852
Hologic, Inc.(1)	101,128	3,396,890
Intuitive Surgical, Inc.(1)	2,784	1,743,786
		9,233,655
Health Care Providers and Services — 3.1%
Aetna, Inc.	32,680	3,668,983
AmerisourceBergen Corp.	7,071	601,742
Express Scripts Holding Co.(1)	37,523	2,766,571
		7,037,296
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	53,811	2,639,429
Royal Caribbean Cruises Ltd.	6,694	518,116
		3,157,545
Household Products — 1.1%
Procter & Gamble Co. (The)	31,757	2,544,371
Industrial Conglomerates — 1.5%
3M Co.	20,039	3,354,128
Insurance — 4.3%
Aflac, Inc.	17,095	1,179,042
American International Group, Inc.	66,215	3,696,121
Travelers Cos., Inc. (The)	42,813	4,705,149
		9,580,312
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	4,896	3,229,353
Expedia, Inc.	20,082	2,324,893
		5,554,246
Internet Software and Services — 3.8%
Alphabet, Inc., Class A(1)	4,335	3,068,660
Alphabet, Inc., Class C(1)	2,741	1,899,540
Facebook, Inc., Class A(1)	27,324	3,212,756
IAC/InterActiveCorp	6,855	317,661
		8,498,617
IT Services — 2.6%
Alliance Data Systems Corp.(1)	5,794	1,177,978
Visa, Inc., Class A	59,238	4,575,543
		5,753,521

7

	Shares	Value
Machinery — 3.2%
Caterpillar, Inc.	68,556	$5,328,173
Cummins, Inc.	5,738	671,518
Parker-Hannifin Corp.	10,653	1,235,961
		7,235,652
Media — 4.2%
Comcast Corp., Class A	133,800	8,129,688
Time Warner, Inc.	7,053	529,962
Viacom, Inc., Class B	18,124	741,272
		9,400,922
Multi-Utilities — 0.6%
DTE Energy Co.	16,182	1,442,787
Multiline Retail — 2.4%
Target Corp.	67,617	5,375,551
Oil, Gas and Consumable Fuels — 6.0%
Concho Resources, Inc.(1)	3,166	367,794
ConocoPhillips	46,228	2,209,236
EOG Resources, Inc.	6,316	521,828
Exxon Mobil Corp.	106,325	9,399,130
Valero Energy Corp.	18,561	1,092,686
		13,590,674
Pharmaceuticals — 4.7%
Allergan plc(1)	3,739	809,718
Johnson & Johnson	44,120	4,944,970
Merck & Co., Inc.	8,509	466,633
Perrigo Co. plc	6,594	637,442
Pfizer, Inc.	111,367	3,642,815
		10,501,578
Real Estate Investment Trusts (REITs) — 0.8%
Public Storage	6,323	1,547,934
Simon Property Group, Inc.	1,119	225,109
		1,773,043
Road and Rail — 0.3%
Ryder System, Inc.	10,455	720,559
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	53,037	1,085,667
Intel Corp.	100,837	3,053,344
Linear Technology Corp.	23,000	1,023,040
QUALCOMM, Inc.	19,171	968,519
Texas Instruments, Inc.	12,646	721,328
		6,851,898
Software — 1.7%
Electronic Arts, Inc.(1)	12,310	761,373
Oracle Corp.	35,108	1,399,405
Red Hat, Inc.(1)	15,423	1,131,586
Symantec Corp.	27,422	456,439
		3,748,803
Specialty Retail — 5.0%
Advance Auto Parts, Inc.	8,588	1,340,587
Home Depot, Inc. (The)	36,025	4,823,387

8

	Shares	Value
O'Reilly Automotive, Inc.(1)	19,208	$5,045,557
		11,209,531
Technology Hardware, Storage and Peripherals — 4.1%
Apple, Inc.	79,117	7,416,427
EMC Corp.	31,407	820,037
HP, Inc.	71,069	872,017
		9,108,481
Tobacco — 1.3%
Philip Morris International, Inc.	29,038	2,849,209
TOTAL COMMON STOCKS (Cost $189,305,356)		221,748,875
EXCHANGE-TRADED FUNDS — 0.5%
SPDR S&P 500 ETF Trust (Cost $1,216,174)	6,095	1,257,399
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $762,219), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $747,197)		747,187
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,270,325), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $1,245,008)		1,245,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,064	1,064
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,993,251)		1,993,251
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $192,514,781)		224,999,525
OTHER ASSETS AND LIABILITIES — (0.1)%		(324,593)
TOTAL NET ASSETS — 100.0%		$224,674,932

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $192,514,781)	$224,999,525
Receivable for capital shares sold	209,258
Dividends and interest receivable	229,220
225,438,003

Liabilities
Payable for capital shares redeemed	537,405
Accrued management fees	183,641
Distribution and service fees payable	42,025
763,071

Net Assets	$224,674,932

Net Assets Consist of:
Capital (par value and paid-in surplus)	$206,673,110
Undistributed net investment income	673,290
Accumulated net realized loss	(15,156,212)
Net unrealized appreciation	32,484,744
$224,674,932

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$85,011,053	4,040,361	$21.04
Institutional Class, $0.01 Par Value	$5,713,667	271,045	$21.08
A Class, $0.01 Par Value	$107,651,770	5,128,742	$20.99*
C Class, $0.01 Par Value	$20,970,619	1,013,923	$20.68
R Class, $0.01 Par Value	$5,327,823	254,885	$20.90
*Maximum offering price $22.27 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,535,996
Interest	1,246
2,537,242

Expenses:
Management fees	1,143,609
Distribution and service fees:
A Class	139,380
C Class	103,003
R Class	13,145
Directors' fees and expenses	4,387
Other expenses	929
1,404,453

Net investment income (loss)	1,132,789

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	24,401,826
Futures contract transactions	53,836
24,455,662

Change in net unrealized appreciation (depreciation) on investments	(32,664,387)

Net realized and unrealized gain (loss)	(8,208,725)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,075,936)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$1,132,789	$2,574,848
Net realized gain (loss)	24,455,662	12,459,810
Change in net unrealized appreciation (depreciation)	(32,664,387)	(7,358,924)
Net increase (decrease) in net assets resulting from operations	(7,075,936)	7,675,734

Distributions to Shareholders
From net investment income:
Investor Class	(1,002,434)	(983,981)
Institutional Class	(177,843)	(156,428)
A Class	(975,430)	(1,149,742)
B Class	—	(7,167)
C Class	(16,625)	(42,651)
R Class	(31,720)	(40,456)
Decrease in net assets from distributions	(2,204,052)	(2,380,425)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(24,402,733)	23,773,890

Net increase (decrease) in net assets	(33,682,721)	29,069,199

Net Assets
Beginning of period	258,357,653	229,288,454
End of period	$224,674,932	$258,357,653

Undistributed net investment income	$673,290	$1,744,553

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Fundamental Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

13

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 0.99% for the Investor Class, A Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $110,925,923 and $135,408,593, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	607,723	$12,608,934	2,320,787	$50,159,516
Issued in reinvestment of distributions	44,610	939,045	44,610	925,208
Redeemed	(978,902)	(19,864,385)	(1,613,312)	(35,082,313)
	(326,569)	(6,316,406)	752,085	16,002,411
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	151,554	3,054,557	223,403	4,826,023
Issued in reinvestment of distributions	8,437	177,843	7,535	156,428
Redeemed	(533,630)	(11,252,752)	(88,445)	(1,932,126)
	(373,639)	(8,020,352)	142,493	3,050,325
A Class/Shares Authorized	150,000,000		150,000,000
Sold	223,039	4,656,973	1,094,041	23,727,128
Issued in reinvestment of distributions	43,720	918,990	52,390	1,085,009
Redeemed	(784,809)	(16,038,341)	(985,870)	(21,268,538)
	(518,050)	(10,462,378)	160,561	3,543,599
B Class/Shares Authorized	20,000,000		20,000,000
Sold			5,457	116,461
Issued in reinvestment of distributions			312	6,391
Redeemed			(150,262)	(3,158,132)
			(144,493)	(3,035,280)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	115,803	2,393,329	273,473	5,865,142
Issued in reinvestment of distributions	636	13,209	1,564	31,997
Redeemed	(90,357)	(1,833,449)	(92,353)	(1,960,770)
	26,082	573,089	182,684	3,936,369
R Class/Shares Authorized	20,000,000		20,000,000
Sold	26,978	555,174	53,138	1,144,388
Issued in reinvestment of distributions	1,514	31,720	1,960	40,456
Redeemed	(36,873)	(763,580)	(42,563)	(908,378)
	(8,381)	(176,686)	12,535	276,466
Net increase (decrease)	(1,200,557)	$(24,402,733)	1,105,865	$23,773,890

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$221,748,875	—	—
Exchange-Traded Funds	1,257,399	—	—
Temporary Cash Investments	1,064	$1,992,187	—
	$223,007,338	$1,992,187	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2016, the effect of equity price risk derivative instruments on the Statement of Operations was $53,836 in net realized gain (loss) on futures contract transactions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$194,096,364
Gross tax appreciation of investments	$37,298,641
Gross tax depreciation of investments	(6,395,480)
Net tax appreciation (depreciation) of investments	$30,903,161

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(37,407,097), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

9. Corporate Event

The fund will be renamed Sustainable Equity Fund effective August 10, 2016.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$21.77	0.12	(0.62)	(0.50)	(0.23)	$21.04	(2.31)%	1.00%(4)	1.18%(4)	48%	$85,011
2015	$21.31	0.26	0.46	0.72	(0.26)	$21.77	3.51%	0.99%	1.23%	33%	$95,072
2014	$18.41	0.24	2.88	3.12	(0.22)	$21.31	17.06%	1.00%	1.19%	41%	$77,015
2013	$14.82	0.23	3.55	3.78	(0.19)	$18.41	25.83%	1.01%	1.44%	36%	$68,416
2012	$12.97	0.20	1.81	2.01	(0.16)	$14.82	15.65%	1.01%	1.39%	18%	$38,250
2011	$11.95	0.14	1.02	1.16	(0.14)	$12.97	9.72%	1.01%	1.11%	18%	$45,991
Institutional Class
2016(3)	$21.84	0.14	(0.63)	(0.49)	(0.27)	$21.08	(2.20)%	0.80%(4)	1.38%(4)	48%	$5,714
2015	$21.37	0.31	0.47	0.78	(0.31)	$21.84	3.66%	0.79%	1.43%	33%	$14,077
2014	$18.47	0.28	2.88	3.16	(0.26)	$21.37	17.29%	0.80%	1.39%	41%	$10,731
2013	$14.85	0.27	3.55	3.82	(0.20)	$18.47	26.06%	0.81%	1.64%	36%	$10,451
2012	$12.99	0.21	1.83	2.04	(0.18)	$14.85	15.93%	0.81%	1.59%	18%	$9,225
2011	$11.96	0.17	1.02	1.19	(0.16)	$12.99	10.02%	0.81%	1.31%	18%	$103

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$21.69	0.10	(0.63)	(0.53)	(0.17)	$20.99	(2.42)%	1.25%(4)	0.93%(4)	48%	$107,652
2015	$21.23	0.21	0.46	0.67	(0.21)	$21.69	3.21%	1.24%	0.98%	33%	$122,492
2014	$18.35	0.19	2.86	3.05	(0.17)	$21.23	16.76%	1.25%	0.94%	41%	$116,462
2013	$14.80	0.20	3.53	3.73	(0.18)	$18.35	25.51%	1.26%	1.19%	36%	$119,358
2012	$12.94	0.16	1.82	1.98	(0.12)	$14.80	15.48%	1.26%	1.14%	18%	$105,718
2011	$11.93	0.11	1.01	1.12	(0.11)	$12.94	9.38%	1.26%	0.86%	18%	$106,159
C Class
2016(3)	$21.29	0.02	(0.61)	(0.59)	(0.02)	$20.68	(2.79)%	2.00%(4)	0.18%(4)	48%	$20,971
2015	$20.84	0.05	0.45	0.50	(0.05)	$21.29	2.42%	1.99%	0.23%	33%	$21,036
2014	$18.01	0.04	2.82	2.86	(0.03)	$20.84	15.90%	2.00%	0.19%	41%	$16,777
2013	$14.61	0.07	3.48	3.55	(0.15)	$18.01	24.54%	2.01%	0.44%	36%	$16,679
2012	$12.78	0.05	1.81	1.86	(0.03)	$14.61	14.59%	2.01%	0.39%	18%	$14,967
2011	$11.77	0.01	1.01	1.02	(0.01)	$12.78	8.68%	2.01%	0.11%	18%	$13,990
R Class
2016(3)	$21.58	0.07	(0.63)	(0.56)	(0.12)	$20.90	(2.59)%	1.50%(4)	0.68%(4)	48%	$5,328
2015	$21.11	0.16	0.47	0.63	(0.16)	$21.58	3.01%	1.49%	0.73%	33%	$5,680
2014	$18.25	0.14	2.84	2.98	(0.12)	$21.11	16.45%	1.50%	0.69%	41%	$5,294
2013	$14.74	0.15	3.53	3.68	(0.17)	$18.25	25.25%	1.51%	0.94%	36%	$5,000
2012	$12.90	0.13	1.80	1.93	(0.09)	$14.74	15.09%	1.51%	0.89%	18%	$2,817
2011	$11.89	0.08	1.00	1.08	(0.07)	$12.90	9.14%	1.51%	0.61%	18%	$2,456

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89210 1606

Semiannual Report

April 30, 2016

Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.4%
Visa, Inc., Class A	4.4%
PepsiCo, Inc.	3.6%
Amazon.com, Inc.	3.4%
Comcast Corp., Class A	3.0%
O'Reilly Automotive, Inc.	2.6%
Facebook, Inc., Class A	2.5%
Walt Disney Co. (The)	2.2%
Lockheed Martin Corp.	2.2%

Top Five Industries	% of net assets
Internet Software and Services	8.7%
Software	7.5%
Specialty Retail	6.7%
IT Services	6.0%
Media	5.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	(0.4)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$965.80	$4.79	0.98%
Institutional Class	$1,000	$967.00	$3.81	0.78%
A Class	$1,000	$965.10	$6.01	1.23%
C Class	$1,000	$961.40	$9.66	1.98%
R Class	$1,000	$963.90	$7.23	1.48%
R6 Class	$1,000	$967.80	$3.08	0.63%
Hypothetical
Investor Class	$1,000	$1,019.99	$4.92	0.98%
Institutional Class	$1,000	$1,020.99	$3.92	0.78%
A Class	$1,000	$1,018.75	$6.17	1.23%
C Class	$1,000	$1,015.02	$9.92	1.98%
R Class	$1,000	$1,017.50	$7.42	1.48%
R6 Class	$1,000	$1,021.73	$3.17	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 4.1%
Boeing Co. (The)	1,030,721	$138,941,191
Lockheed Martin Corp.	692,896	161,015,172
		299,956,363
Airlines — 1.3%
Alaska Air Group, Inc.	363,424	25,595,952
Delta Air Lines, Inc.	1,590,538	66,277,719
		91,873,671
Beverages — 3.6%
PepsiCo, Inc.	2,562,674	263,852,915
Biotechnology — 5.3%
Amgen, Inc.	743,806	117,744,490
Biogen, Inc.(1)	357,068	98,190,129
Gilead Sciences, Inc.	1,262,022	111,322,961
Incyte Corp.(1)	310,519	22,441,208
Regeneron Pharmaceuticals, Inc.(1)	96,132	36,213,886
		385,912,674
Chemicals — 4.5%
Dow Chemical Co. (The)	1,890,674	99,468,359
LyondellBasell Industries NV, Class A	739,118	61,102,885
PPG Industries, Inc.	603,754	66,648,404
Sherwin-Williams Co. (The)	360,396	103,545,375
		330,765,023
Communications Equipment — 0.2%
Cisco Systems, Inc.	564,460	15,517,005
Consumer Finance — 0.7%
American Express Co.	838,880	54,887,918
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	711,077	27,376,465
Energy Equipment and Services — 0.9%
Halliburton Co.	1,625,584	67,152,875
Food and Staples Retailing — 1.1%
Kroger Co. (The)	2,358,631	83,471,951
Food Products — 0.4%
Mead Johnson Nutrition Co.	300,462	26,185,263
Health Care Equipment and Supplies — 2.5%
C.R. Bard, Inc.	236,297	50,135,135
Cooper Cos., Inc. (The)	265,662	40,667,539
Edwards Lifesciences Corp.(1)	556,526	59,108,626
Intuitive Surgical, Inc.(1)	57,150	35,796,474
		185,707,774
Health Care Providers and Services — 2.7%
Cardinal Health, Inc.	1,066,693	83,692,733
Express Scripts Holding Co.(1)	996,716	73,487,871
VCA, Inc.(1)	648,511	40,836,737
		198,017,341

6

	Shares	Value
Health Care Technology — 0.7%
Cerner Corp.(1)	942,286	$52,899,936
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	655,147	29,579,887
Household Products — 1.8%
Church & Dwight Co., Inc.	614,354	56,950,616
Procter & Gamble Co. (The)	962,453	77,111,734
		134,062,350
Industrial Conglomerates — 2.0%
3M Co.	862,311	144,333,615
Insurance — 0.9%
American International Group, Inc.	1,133,114	63,250,423
Internet and Catalog Retail — 5.3%
Amazon.com, Inc.(1)	383,190	252,748,292
Expedia, Inc.	801,102	92,743,579
TripAdvisor, Inc.(1)	682,487	44,081,835
		389,573,706
Internet Software and Services — 8.7%
Alphabet, Inc., Class A(1)	584,815	413,978,842
Facebook, Inc., Class A(1)	1,535,342	180,525,512
LinkedIn Corp., Class A(1)	278,819	34,938,809
Pandora Media, Inc.(1)	1,010,901	10,038,247
		639,481,410
IT Services — 6.0%
Cognizant Technology Solutions Corp., Class A(1)	504,811	29,465,818
Fiserv, Inc.(1)	874,240	85,430,733
Visa, Inc., Class A	4,171,832	322,232,304
		437,128,855
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	505,321	20,677,735
Illumina, Inc.(1)	106,181	14,333,373
Waters Corp.(1)	196,402	25,563,685
		60,574,793
Machinery — 3.5%
Caterpillar, Inc.	370,879	28,824,716
Deere & Co.	284,107	23,896,240
Parker-Hannifin Corp.	350,682	40,686,126
WABCO Holdings, Inc.(1)	717,091	80,428,926
Wabtec Corp.	1,020,455	84,626,333
		258,462,341
Media — 5.8%
Comcast Corp., Class A	3,651,912	221,890,173
Sirius XM Holdings, Inc.(1)	9,927,976	39,215,505
Walt Disney Co. (The)	1,592,795	164,472,012
		425,577,690
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	1,373,843	109,509,026
Oil, Gas and Consumable Fuels — 0.9%
Concho Resources, Inc.(1)	570,172	66,236,881
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	859,399	82,390,582

7

	Shares	Value
Pharmaceuticals — 4.5%
Allergan plc(1)	98,921	$21,422,332
Bristol-Myers Squibb Co.	2,109,112	152,235,704
Johnson & Johnson	279,700	31,348,776
Perrigo Co. plc	386,607	37,373,299
Teva Pharmaceutical Industries Ltd. ADR	951,398	51,803,621
Zoetis, Inc.	746,163	35,092,046
		329,275,778
Real Estate Investment Trusts (REITs) — 1.1%
Simon Property Group, Inc.	418,575	84,204,733
Road and Rail — 0.9%
Union Pacific Corp.	783,560	68,349,939
Semiconductors and Semiconductor Equipment — 2.3%
ASML Holding NV	264,152	25,528,245
Maxim Integrated Products, Inc.	1,667,504	59,563,243
NXP Semiconductors NV(1)	329,761	28,122,018
Xilinx, Inc.	1,288,527	55,509,743
		168,723,249
Software — 7.5%
Adobe Systems, Inc.(1)	707,006	66,614,105
Electronic Arts, Inc.(1)	540,428	33,425,472
Microsoft Corp.	2,469,205	123,139,254
Oracle Corp.	3,373,407	134,464,003
salesforce.com, inc.(1)	576,350	43,687,330
ServiceNow, Inc.(1)	406,686	29,069,915
Splunk, Inc.(1)	990,888	51,506,358
Symantec Corp.	4,056,453	67,519,660
		549,426,097
Specialty Retail — 6.7%
Home Depot, Inc. (The)	486,216	65,099,460
O'Reilly Automotive, Inc.(1)	723,545	190,060,801
Ross Stores, Inc.	1,320,959	75,004,052
TJX Cos., Inc. (The)	1,772,176	134,366,384
Williams-Sonoma, Inc.	507,510	29,831,438
		494,362,135
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	3,481,274	326,334,625
Western Digital Corp.	308,828	12,620,256
		338,954,881
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	596,096	63,585,561
Coach, Inc.	963,338	38,793,621
		102,379,182
Tobacco — 2.6%
Altria Group, Inc.	2,407,158	150,952,878
Philip Morris International, Inc.	421,488	41,356,403
		192,309,281
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	315,345	21,106,041
TOTAL COMMON STOCKS (Cost $5,822,394,662)		7,272,830,049

8

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $38,941,594), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $38,174,102)		$38,173,624
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.75%, 11/15/43 - 2/15/44, valued at $64,919,819), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $63,644,424)		63,644,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $101,817,624)		101,817,624
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $5,924,212,286)		7,374,647,673
OTHER ASSETS AND LIABILITIES — (0.4)%		(32,777,484)
TOTAL NET ASSETS — 100.0%		$7,341,870,189

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	618,011	USD	699,083	UBS AG	6/30/16	$9,832
USD	1,992,040	EUR	1,745,408	UBS AG	6/30/16	(10,103)
USD	1,789,021	EUR	1,564,233	UBS AG	6/30/16	(5,297)
USD	1,958,368	EUR	1,714,126	UBS AG	6/30/16	(7,890)
USD	1,957,072	EUR	1,710,802	UBS AG	6/30/16	(5,374)
USD	1,845,938	EUR	1,618,946	UBS AG	6/30/16	(11,140)
USD	2,011,981	EUR	1,776,270	UBS AG	6/30/16	(25,563)
USD	1,910,145	EUR	1,685,665	UBS AG	6/30/16	(23,466)
USD	2,074,434	EUR	1,832,199	UBS AG	6/30/16	(27,265)
USD	1,608,877	EUR	1,416,215	UBS AG	6/30/16	(15,651)
USD	2,141,322	EUR	1,868,751	UBS AG	6/30/16	(2,306)
USD	1,956,167	EUR	1,713,475	UBS AG	6/30/16	(9,346)
USD	1,900,906	EUR	1,663,130	UBS AG	6/30/16	(6,856)
						$(140,425)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
235	NASDAQ 100 E-Mini	June 2016	$20,358,050	$(908,496)
406	S&P 500 E-Mini	June 2016	41,799,730	(449,521)
			$62,157,780	$(1,358,017)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,924,212,286)	$7,374,647,673
Foreign currency holdings, at value (cost of $1,520,585)	1,520,188
Deposits with broker for futures contracts	2,861,000
Receivable for investments sold	42,207,950
Receivable for capital shares sold	2,077,954
Unrealized appreciation on forward foreign currency exchange contracts	9,832
Dividends and interest receivable	2,260,000
7,425,584,597

Liabilities
Disbursements in excess of demand deposit cash	8,909
Payable for investments purchased	41,649,443
Payable for capital shares redeemed	35,674,472
Payable for variation margin on futures contracts	507,340
Unrealized depreciation on forward foreign currency exchange contracts	150,257
Accrued management fees	5,631,436
Distribution and service fees payable	92,551
83,714,408

Net Assets	$7,341,870,189

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,783,168,748
Undistributed net investment income	29,724,017
Undistributed net realized gain	80,053,641
Net unrealized appreciation	1,448,923,783
$7,341,870,189

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$5,217,232,306	189,350,209	$27.55
Institutional Class, $0.01 Par Value	$1,465,336,519	52,385,004	$27.97
A Class, $0.01 Par Value	$196,229,217	7,312,078	$26.84*
C Class, $0.01 Par Value	$9,639,727	369,610	$26.08
R Class, $0.01 Par Value	$100,472,948	3,809,254	$26.38
R6 Class, $0.01 Par Value	$352,959,472	12,625,328	$27.96
*Maximum offering price $28.48 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $103,981)	$65,347,500
Interest	49,564
65,397,064

Expenses:
Management fees	34,934,902
Distribution and service fees:
A Class	272,318
C Class	52,981
R Class	258,903
Directors' fees and expenses	143,656
Other expenses	2,747
35,665,507

Net investment income (loss)	29,731,557

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	80,332,878
Futures contract transactions	4,969,669
Foreign currency transactions	3,384
85,305,931

Change in net unrealized appreciation (depreciation) on:
Investments	(398,959,115)
Futures contracts	(1,358,017)
Translation of assets and liabilities in foreign currencies	(153,394)
(400,470,526)

Net realized and unrealized gain (loss)	(315,164,595)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(285,433,038)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$29,731,557	$34,975,654
Net realized gain (loss)	85,305,931	653,565,321
Change in net unrealized appreciation (depreciation)	(400,470,526)	121,810,034
Net increase (decrease) in net assets resulting from operations	(285,433,038)	810,351,009

Distributions to Shareholders
From net investment income:
Investor Class	(19,299,202)	(16,585,425)
Institutional Class	(8,735,464)	(10,940,258)
A Class	(213,438)	(217,419)
R6 Class	(2,228,096)	(4,181,750)
From net realized gains:
Investor Class	(362,748,942)	(1,198,333,475)
Institutional Class	(103,384,171)	(462,150,035)
A Class	(15,137,419)	(141,524,178)
C Class	(763,235)	(2,779,036)
R Class	(7,186,670)	(29,100,730)
R6 Class	(20,634,765)	(134,632,055)
Decrease in net assets from distributions	(540,331,402)	(2,000,444,361)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(258,176,525)	(329,633,462)

Net increase (decrease) in net assets	(1,083,940,965)	(1,519,726,814)

Net Assets
Beginning of period	8,425,811,154	9,945,537,968
End of period	$7,341,870,189	$8,425,811,154

Undistributed net investment income	$29,724,017	$30,468,660

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class and 0.450% to 0.640% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 0.97% for the Investor Class, A Class, C Class and R Class, 0.77% for the Institutional Class and 0.62% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $1,480,718,664 and $2,271,977,018, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,300,000,000		1,300,000,000
Sold	5,001,101	$138,789,520	18,485,200	$560,677,873
Issued in reinvestment of distributions	13,248,701	371,361,079	42,695,891	1,180,114,422
Redeemed	(23,650,633)	(657,730,411)	(36,577,463)	(1,108,049,747)
	(5,400,831)	(147,579,812)	24,603,628	632,742,548
Institutional Class/Shares Authorized	400,000,000		400,000,000
Sold	3,794,968	106,604,881	11,177,091	340,793,902
Issued in reinvestment of distributions	3,922,377	111,552,414	16,531,989	463,061,000
Redeemed	(10,864,926)	(307,363,176)	(41,473,294)	(1,282,347,776)
	(3,147,581)	(89,205,881)	(13,764,214)	(478,492,874)
A Class/Shares Authorized	300,000,000		300,000,000
Sold	582,110	16,001,223	2,271,840	66,169,613
Issued in reinvestment of distributions	514,611	14,064,308	4,969,965	134,139,352
Redeemed	(3,524,377)	(100,303,888)	(18,241,406)	(540,778,384)
	(2,427,656)	(70,238,357)	(10,999,601)	(340,469,419)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	31,926	856,215	61,912	1,753,477
Issued in reinvestment of distributions	21,933	584,089	75,478	2,001,685
Redeemed	(87,080)	(2,243,900)	(126,773)	(3,649,693)
	(33,221)	(803,596)	10,617	105,469
R Class/Shares Authorized	30,000,000		30,000,000
Sold	293,767	7,701,694	859,031	24,682,075
Issued in reinvestment of distributions	262,174	7,047,238	1,071,849	28,532,630
Redeemed	(658,545)	(17,881,319)	(2,186,151)	(63,135,342)
	(102,604)	(3,132,387)	(255,271)	(9,920,637)
R6 Class/Shares Authorized	80,000,000		80,000,000
Sold	2,016,898	56,182,589	7,521,520	245,615,273
Issued in reinvestment of distributions	804,747	22,862,861	4,961,180	138,813,805
Redeemed	(935,817)	(26,261,942)	(17,559,794)	(518,027,627)
	1,885,828	52,783,508	(5,077,094)	(133,598,549)
Net increase (decrease)	(9,226,065)	$(258,176,525)	(5,481,935)	$(329,633,462)
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,247,301,804	$25,528,245	—
Temporary Cash Investments	—	101,817,624	—
	$7,247,301,804	$127,345,869	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,832	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,358,017	—	—
Forward Foreign Currency Exchange Contracts	—	$150,257	—
	$1,358,017	$150,257	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to equity price risk derivative instruments held during the period was 556 contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund began investing in forward foreign currency exchange contracts in April 2016. The fund's U.S. dollar exposure to foreign currency risk derivative instruments at period end was $23,845,354.

17

Value of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$507,340
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$9,832	Unrealized depreciation on forward foreign currency exchange contracts	150,257
		$9,832		$657,597

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$4,969,669	Change in net unrealized appreciation (depreciation) on futures contracts	$(1,358,017)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	—	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(140,425)
		$4,969,669		$(1,498,442)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,931,446,355
Gross tax appreciation of investments	$1,573,259,433
Gross tax depreciation of investments	(130,058,115)
Net tax appreciation (depreciation) of investments	$1,443,201,318

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$30.57	0.10	(1.11)	(1.01)	(0.10)	(1.91)	(2.01)	$27.55	(3.42)%	0.98%(4)	0.74%(4)	19%	$5,217,232
2015	$35.39	0.10	2.34	2.44	(0.10)	(7.16)	(7.26)	$30.57	9.07%	0.97%	0.35%	49%	$5,952,798
2014	$33.10	0.11	4.22	4.33	(0.12)	(1.92)	(2.04)	$35.39	13.84%	0.97%	0.32%	103%	$6,021,115
2013	$27.48	0.21	6.53	6.74	(0.25)	(0.87)	(1.12)	$33.10	25.42%	0.97%	0.71%	67%	$6,327,674
2012	$25.88	0.14	2.50	2.64	(0.13)	(0.91)	(1.04)	$27.48	10.67%	0.97%	0.54%	74%	$5,593,916
2011	$24.00	0.16	1.81	1.97	(0.09)	—	(0.09)	$25.88	8.20%	0.98%	0.58%	79%	$5,377,431
Institutional Class
2016(3)	$31.03	0.13	(1.12)	(0.99)	(0.16)	(1.91)	(2.07)	$27.97	(3.30)%	0.78%(4)	0.94%(4)	19%	$1,465,337
2015	$35.83	0.17	2.36	2.53	(0.17)	(7.16)	(7.33)	$31.03	9.30%	0.77%	0.55%	49%	$1,723,219
2014	$33.49	0.18	4.27	4.45	(0.19)	(1.92)	(2.11)	$35.83	14.03%	0.77%	0.52%	103%	$2,482,606
2013	$27.75	0.27	6.60	6.87	(0.26)	(0.87)	(1.13)	$33.49	25.68%	0.77%	0.91%	67%	$2,842,185
2012	$26.13	0.20	2.51	2.71	(0.18)	(0.91)	(1.09)	$27.75	10.86%	0.77%	0.74%	74%	$2,237,708
2011	$24.23	0.20	1.84	2.04	(0.14)	—	(0.14)	$26.13	8.42%	0.78%	0.78%	79%	$2,080,463

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$29.78	0.07	(1.07)	(1.00)	(0.03)	(1.91)	(1.94)	$26.84	(3.49)%	1.23%(4)	0.49%(4)	19%	$196,229
2015	$34.65	0.04	2.26	2.30	(0.01)	(7.16)	(7.17)	$29.78	8.78%	1.22%	0.10%	49%	$290,077
2014	$32.45	0.03	4.13	4.16	(0.04)	(1.92)	(1.96)	$34.65	13.53%	1.22%	0.07%	103%	$718,640
2013	$27.00	0.13	6.42	6.55	(0.23)	(0.87)	(1.10)	$32.45	25.14%	1.22%	0.46%	67%	$817,166
2012	$25.45	0.07	2.46	2.53	(0.07)	(0.91)	(0.98)	$27.00	10.37%	1.22%	0.29%	74%	$701,313
2011	$23.60	0.08	1.79	1.87	(0.02)	—	(0.02)	$25.45	7.93%	1.23%	0.33%	79%	$628,634
C Class
2016(3)	$29.08	(0.03)	(1.06)	(1.09)	—	(1.91)	(1.91)	$26.08	(3.86)%	1.98%(4)	(0.26)%(4)	19%	$9,640
2015	$34.20	(0.19)	2.23	2.04	—	(7.16)	(7.16)	$29.08	7.95%	1.97%	(0.65)%	49%	$11,713
2014	$32.24	(0.22)	4.10	3.88	—	(1.92)	(1.92)	$34.20	12.71%	1.97%	(0.68)%	103%	$13,413
2013	$26.98	(0.08)	6.38	6.30	(0.17)	(0.87)	(1.04)	$32.24	24.16%	1.97%	(0.29)%	67%	$14,489
2012	$25.55	(0.12)	2.46	2.34	—	(0.91)	(0.91)	$26.98	9.55%	1.97%	(0.46)%	74%	$14,084
2011	$23.85	(0.12)	1.82	1.70	—	—	—	$25.55	7.13%	1.98%	(0.42)%	79%	$14,730
R Class
2016(3)	$29.31	0.03	(1.05)	(1.02)	—	(1.91)	(1.91)	$26.38	(3.61)%	1.48%(4)	0.24%(4)	19%	$100,473
2015	$34.28	(0.04)	2.23	2.19	—	(7.16)	(7.16)	$29.31	8.50%	1.47%	(0.15)%	49%	$114,672
2014	$32.16	(0.06)	4.10	4.04	—	(1.92)	(1.92)	$34.28	13.26%	1.47%	(0.18)%	103%	$142,845
2013	$26.82	0.06	6.36	6.42	(0.21)	(0.87)	(1.08)	$32.16	24.80%	1.47%	0.21%	67%	$145,337
2012	$25.28	0.01	2.44	2.45	—(5)	(0.91)	(0.91)	$26.82	10.12%	1.47%	0.04%	74%	$115,208
2011	$23.49	—(5)	1.79	1.79	—	—	—	$25.28	7.62%	1.48%	0.08%	79%	$79,569

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$31.04	0.15	(1.11)	(0.96)	(0.21)	(1.91)	(2.12)	$27.96	(3.22)%	0.63%(4)	1.09%(4)	19%	$352,959
2015	$35.84	0.23	2.35	2.58	(0.22)	(7.16)	(7.38)	$31.04	9.46%	0.62%	0.70%	49%	$333,333
2014	$33.51	0.18	4.31	4.49	(0.24)	(1.92)	(2.16)	$35.84	14.20%	0.62%	0.67%	103%	$566,919
2013(6)	$31.22	0.05	2.24	2.29	—	—	—	$33.51	7.34%	0.62%(4)	0.64%(4)	67%(7)	$15,219

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89209 1606

Semiannual Report

April 30, 2016

Heritage Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Constellation Brands, Inc., Class A	2.9%
Electronic Arts, Inc.	2.3%
SBA Communications Corp., Class A	2.3%
Middleby Corp. (The)	2.0%
Teleflex, Inc.	2.0%
Affiliated Managers Group, Inc.	1.9%
Snap-on, Inc.	1.8%
Kellogg Co.	1.8%
Ball Corp.	1.8%
Newell Brands, Inc.	1.7%

Top Five Industries	% of net assets
Specialty Retail	7.3%
Software	7.2%
Machinery	6.5%
Health Care Equipment and Supplies	5.9%
Food Products	4.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$958.10	$4.92	1.01%
Institutional Class	$1,000	$959.20	$3.95	0.81%
A Class	$1,000	$956.70	$6.13	1.26%
C Class	$1,000	$952.80	$9.76	2.01%
R Class	$1,000	$955.60	$7.34	1.51%
R6 Class	$1,000	$959.80	$3.22	0.66%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.07	1.01%
Institutional Class	$1,000	$1,020.84	$4.07	0.81%
A Class	$1,000	$1,018.60	$6.32	1.26%
C Class	$1,000	$1,014.87	$10.07	2.01%
R Class	$1,000	$1,017.36	$7.57	1.51%
R6 Class	$1,000	$1,021.58	$3.32	0.66%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Airlines — 1.8%
Alaska Air Group, Inc.	533,197	$37,553,065
American Airlines Group, Inc.	583,192	20,230,930
Spirit Airlines, Inc.(1)	764,505	33,584,705
		91,368,700
Auto Components — 1.2%
Delphi Automotive plc	815,894	60,074,275
Automobiles — 0.3%
Tesla Motors, Inc.(1)	60,875	14,656,265
Banks — 1.2%
BankUnited, Inc.	1,072,052	36,985,794
SVB Financial Group(1)	211,929	22,099,956
		59,085,750
Beverages — 3.8%
Constellation Brands, Inc., Class A	925,772	144,475,978
Monster Beverage Corp.(1)	340,371	49,088,306
		193,564,284
Biotechnology — 2.3%
BioMarin Pharmaceutical, Inc.(1)	537,679	45,530,658
Incyte Corp.(1)	466,131	33,687,287
Neurocrine Biosciences, Inc.(1)	328,581	14,976,722
Vertex Pharmaceuticals, Inc.(1)	241,948	20,405,894
		114,600,561
Building Products — 1.7%
Fortune Brands Home & Security, Inc.	530,370	29,387,802
Lennox International, Inc.	408,688	55,152,445
		84,540,247
Capital Markets — 3.0%
Affiliated Managers Group, Inc.(1)	567,228	96,610,273
SEI Investments Co.	1,100,030	52,889,442
		149,499,715
Chemicals — 2.0%
Ashland, Inc.	266,226	29,710,822
Axalta Coating Systems Ltd.(1)	1,660,861	47,284,713
Scotts Miracle-Gro Co. (The), Class A	341,144	24,146,172
		101,141,707
Commercial Services and Supplies — 1.1%
KAR Auction Services, Inc.	1,462,565	54,992,444
Consumer Finance — 1.1%
Discover Financial Services	982,128	55,264,343
Containers and Packaging — 1.8%
Ball Corp.	1,298,184	92,664,374
Distributors — 1.4%
LKQ Corp.(1)	2,178,002	69,804,964
Diversified Financial Services — 1.5%
S&P Global, Inc.	731,315	78,141,008

6

	Shares	Value
Diversified Telecommunication Services — 2.3%
SBA Communications Corp., Class A(1)	1,129,377	$116,371,006
Electrical Equipment — 1.6%
Acuity Brands, Inc.	79,773	19,455,837
AMETEK, Inc.	1,280,475	61,578,043
		81,033,880
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	254,195	9,786,508
TE Connectivity Ltd.	212,361	12,631,232
		22,417,740
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	420,747	62,325,253
Food Products — 4.3%
Hain Celestial Group, Inc. (The)(1)	603,600	25,266,696
Kellogg Co.	1,206,706	92,687,088
Mead Johnson Nutrition Co.	530,183	46,205,448
TreeHouse Foods, Inc.(1)	273,565	24,183,146
WhiteWave Foods Co. (The), Class A(1)	729,115	29,317,714
		217,660,092
Health Care Equipment and Supplies — 5.9%
Baxter International, Inc.	1,532,848	67,782,539
DexCom, Inc.(1)	532,446	34,278,873
Edwards Lifesciences Corp.(1)	237,359	25,209,899
NuVasive, Inc.(1)	772,116	40,875,821
Teleflex, Inc.	638,373	99,445,746
West Pharmaceutical Services, Inc.	442,629	31,515,185
		299,108,063
Health Care Providers and Services — 3.0%
AmerisourceBergen Corp.	612,171	52,095,752
Universal Health Services, Inc., Class B	334,300	44,689,224
VCA, Inc.(1)	867,298	54,613,755
		151,398,731
Hotels, Restaurants and Leisure — 3.2%
Chipotle Mexican Grill, Inc.(1)	70,830	29,817,305
Hilton Worldwide Holdings, Inc.	2,065,923	45,553,602
MGM Resorts International(1)	1,238,109	26,371,722
Panera Bread Co., Class A(1)	160,651	34,458,033
Papa John's International, Inc.	444,316	25,143,842
		161,344,504
Household Durables — 2.9%
Harman International Industries, Inc.	128,857	9,891,063
Mohawk Industries, Inc.(1)	131,638	25,357,428
Newell Brands, Inc.	1,940,622	88,375,926
Whirlpool Corp.	147,732	25,726,051
		149,350,468
Internet and Catalog Retail — 1.0%
Expedia, Inc.	447,109	51,761,809
Internet Software and Services — 2.8%
Akamai Technologies, Inc.(1)	750,056	38,245,356
CoStar Group, Inc.(1)	422,533	83,369,986

7

	Shares	Value
LinkedIn Corp., Class A(1)	182,010	$22,807,673
		144,423,015
IT Services — 3.7%
Alliance Data Systems Corp.(1)	324,007	65,873,863
Sabre Corp.	1,965,570	56,903,252
Vantiv, Inc., Class A(1)	1,188,565	64,824,335
		187,601,450
Leisure Products — 0.6%
Brunswick Corp.	625,918	30,062,841
Machinery — 6.5%
Ingersoll-Rand plc	550,067	36,051,391
ITT Corp.	924,199	35,461,516
Middleby Corp. (The)(1)	929,688	101,930,992
Snap-on, Inc.	584,791	93,145,510
WABCO Holdings, Inc.(1)	372,729	41,805,285
Xylem, Inc.	497,288	20,776,693
		329,171,387
Media — 1.6%
Charter Communications, Inc., Class A(1)	381,149	80,895,064
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	1,022,487	81,502,439
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.(1)	472,779	54,922,736
Gulfport Energy Corp.(1)	600,955	18,809,892
		73,732,628
Pharmaceuticals — 1.7%
Zoetis, Inc.	1,857,654	87,365,468
Professional Services — 3.8%
Equifax, Inc.	353,822	42,547,095
Nielsen Holdings plc	1,413,515	73,700,672
Verisk Analytics, Inc., Class A(1)	959,058	74,403,720
		190,651,487
Real Estate Investment Trusts (REITs) — 1.1%
Crown Castle International Corp.	631,770	54,888,178
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	179,272	20,646,756
Road and Rail — 3.0%
Canadian Pacific Railway Ltd., New York Shares	437,927	63,170,970
J.B. Hunt Transport Services, Inc.	504,946	41,849,925
Norfolk Southern Corp.	508,977	45,863,917
		150,884,812
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	2,642,832	54,098,771
Broadcom Ltd.	443,518	64,642,748
Cree, Inc.(1)	1,028,374	25,205,447
NXP Semiconductors NV(1)	457,126	38,983,705
		182,930,671
Software — 7.2%
Activision Blizzard, Inc.	689,843	23,778,888
CDK Global, Inc.	1,069,477	50,875,021
Electronic Arts, Inc.(1)	1,893,297	117,100,420

8

	Shares	Value
Guidewire Software, Inc.(1)	647,524	$36,889,442
ServiceNow, Inc.(1)	777,186	55,553,255
Symantec Corp.	1,375,681	22,898,210
Tyler Technologies, Inc.(1)	383,890	56,205,335
		363,300,571
Specialty Retail — 7.3%
AutoZone, Inc.(1)	83,144	63,624,283
Burlington Stores, Inc.(1)	560,039	31,905,422
L Brands, Inc.	682,654	53,444,982
O'Reilly Automotive, Inc.(1)	145,754	38,286,661
Ross Stores, Inc.	315,540	17,916,361
Signet Jewelers Ltd.	477,745	51,863,997
Tractor Supply Co.	697,204	65,997,331
Ulta Salon Cosmetics & Fragrance, Inc.(1)	220,859	46,000,512
		369,039,549
Textiles, Apparel and Luxury Goods — 2.7%
Coach, Inc.	714,270	28,763,653
lululemon athletica, Inc.(1)	560,901	36,767,060
Under Armour, Inc., Class A(1)	818,924	35,983,521
Under Armour, Inc., Class C(1)	840,946	34,310,597
		135,824,831
Trading Companies and Distributors — 0.5%
Fastenal Co.	494,947	23,158,570
TOTAL COMMON STOCKS (Cost $4,121,410,194)		5,038,249,900
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% -1.50%, 6/15/16 - 7/31/16, valued at $6,871,365), in a joint trading account at 0.15%, dated 4/29/16 due 5/2/16 (Delivery value $6,735,939)		6,735,855
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $11,460,050), at 0.08%, dated 4/29/16 due 5/2/16 (Delivery value $11,230,075)		11,230,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,156	4,156
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,970,011)		17,970,011
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,139,380,205)		5,056,219,911
OTHER ASSETS AND LIABILITIES — 0.1%		2,569,457
TOTAL NET ASSETS — 100.0%		$5,058,789,368

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,635,909	USD	1,999,764	Morgan Stanley	6/30/16	$101,081
CAD	4,244,473	USD	3,273,693	Morgan Stanley	6/30/16	109,194
CAD	6,063,272	USD	4,672,898	Morgan Stanley	6/30/16	159,588
CAD	8,634,025	USD	6,704,320	Morgan Stanley	6/30/16	177,080
CAD	6,036,509	USD	4,685,956	Morgan Stanley	6/30/16	125,200
CAD	3,894,564	USD	3,024,810	Morgan Stanley	6/30/16	79,195
CAD	1,659,095	USD	1,311,330	Morgan Stanley	6/30/16	10,984
USD	78,449,274	CAD	103,536,568	Morgan Stanley	6/30/16	(4,070,366)
USD	1,495,661	CAD	1,915,404	Morgan Stanley	6/30/16	(30,934)
						$(3,338,978)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,139,380,205)	$5,056,219,911
Foreign currency holdings, at value (cost of $17,853)	14,724
Receivable for investments sold	30,606,156
Receivable for capital shares sold	1,806,574
Unrealized appreciation on forward foreign currency exchange contracts	762,322
Dividends and interest receivable	1,100,149
5,090,509,836

Liabilities
Payable for investments purchased	18,441,708
Payable for capital shares redeemed	4,801,667
Unrealized depreciation on forward foreign currency exchange contracts	4,101,300
Accrued management fees	4,122,432
Distribution and service fees payable	253,361
31,720,468

Net Assets	$5,058,789,368

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,107,537,506
Accumulated net investment loss	(29,432,639)
Undistributed net realized gain	67,152,845
Net unrealized appreciation	913,531,656
$5,058,789,368

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,967,100,876	190,172,482	$20.86
Institutional Class, $0.01 Par Value	$160,062,812	7,316,675	$21.88
A Class, $0.01 Par Value	$661,292,347	33,687,733	$19.63*
C Class, $0.01 Par Value	$117,208,325	7,029,374	$16.67
R Class, $0.01 Par Value	$44,628,481	2,259,494	$19.75
R6 Class, $0.01 Par Value	$108,496,527	4,935,943	$21.98
*Maximum offering price $20.83 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $54,304)	$19,659,867
Interest	32,140
19,692,007

Expenses:
Management fees	25,133,475
Distribution and service fees:
A Class	877,255
C Class	602,915
R Class	120,874
Directors' fees and expenses	95,574
Other expenses	799
26,830,892

Net investment income (loss)	(7,138,885)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	72,973,858
Foreign currency transactions	252,459
73,226,317

Change in net unrealized appreciation (depreciation) on:
Investments	(305,434,286)
Translation of assets and liabilities in foreign currencies	(2,107,637)
(307,541,923)

Net realized and unrealized gain (loss)	(234,315,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(241,454,491)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$(7,138,885)	$(27,685,605)
Net realized gain (loss)	73,226,317	705,799,339
Change in net unrealized appreciation (depreciation)	(307,541,923)	(281,251,446)
Net increase (decrease) in net assets resulting from operations	(241,454,491)	396,862,288

Distributions to Shareholders
From net realized gains:
Investor Class	(476,523,199)	(627,197,211)
Institutional Class	(18,120,987)	(26,142,114)
A Class	(91,679,856)	(127,268,570)
B Class	—	(380,363)
C Class	(17,882,234)	(21,063,349)
R Class	(6,346,683)	(8,236,815)
R6 Class	(10,943,140)	(7,912,123)
Decrease in net assets from distributions	(621,496,099)	(818,200,545)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	318,745,855	260,661,006

Net increase (decrease) in net assets	(544,204,735)	(160,677,251)

Net Assets
Beginning of period	5,602,994,103	5,763,671,354
End of period	$5,058,789,368	$5,602,994,103

Accumulated net investment loss	$(29,432,639)	$(22,293,754)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, C Class and R Class, 0.80% for the Institutional Class and 0.65% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $1,684,355,421 and $1,891,711,259, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,160,000,000		1,160,000,000
Sold	8,022,595	$166,975,976	17,995,858	$448,520,966
Issued in reinvestment of distributions	21,839,347	461,902,188	27,126,049	608,166,025
Redeemed	(16,602,943)	(350,347,000)	(33,649,543)	(842,439,307)
	13,258,999	278,531,164	11,472,364	214,247,684
Institutional Class/Shares Authorized	120,000,000		120,000,000
Sold	1,094,152	24,770,433	1,797,320	46,415,350
Issued in reinvestment of distributions	791,046	17,529,582	1,077,578	25,139,900
Redeemed	(955,969)	(20,809,724)	(3,638,578)	(94,836,634)
	929,229	21,490,291	(763,680)	(23,281,384)
A Class/Shares Authorized	510,000,000		510,000,000
Sold	3,287,239	67,113,508	8,462,173	201,503,323
Issued in reinvestment of distributions	4,477,628	89,194,354	5,811,176	123,894,272
Redeemed	(8,322,465)	(165,219,671)	(13,756,959)	(323,412,390)
	(557,598)	(8,911,809)	516,390	1,985,205
B Class/Shares Authorized	30,000,000		30,000,000
Sold			4,258	96,931
Issued in reinvestment of distributions			16,976	350,214
Redeemed			(126,015)	(2,818,601)
			(104,781)	(2,371,456)
C Class/Shares Authorized	85,000,000		85,000,000
Sold	546,569	9,499,652	1,322,874	27,092,021
Issued in reinvestment of distributions	944,287	16,015,100	956,169	17,861,230
Redeemed	(1,064,733)	(17,930,783)	(1,240,586)	(25,713,987)
	426,123	7,583,969	1,038,457	19,239,264
R Class/Shares Authorized	40,000,000		40,000,000
Sold	374,799	7,566,300	979,206	23,473,597
Issued in reinvestment of distributions	315,250	6,323,925	382,413	8,225,706
Redeemed	(718,771)	(14,062,294)	(1,322,788)	(31,758,123)
	(28,722)	(172,069)	38,831	(58,820)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,181,893	25,624,100	2,929,320	76,749,542
Issued in reinvestment of distributions	491,826	10,943,140	338,414	7,912,123
Redeemed	(743,833)	(16,342,931)	(1,287,420)	(33,761,152)
	929,886	20,224,309	1,980,314	50,900,513
Net increase (decrease)	14,957,917	$318,745,855	14,177,895	$260,661,006

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

17

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,038,249,900	—	—
Temporary Cash Investments	4,156	$17,965,855	—
	$5,038,254,056	$17,965,855	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$762,322	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,101,300	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $89,352,982.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $762,322 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $4,101,300 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $252,308 in net realized gain (loss) on foreign currency transactions and $(2,114,569) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,145,626,755
Gross tax appreciation of investments	$1,028,470,200
Gross tax depreciation of investments	(117,877,044)
Net tax appreciation (depreciation) of investments	$910,593,156

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had late-year ordinary loss deferrals of $(23,518,163), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(4)	$24.59	(0.02)	(0.98)	(1.00)	(2.73)	$20.86	(4.19)%	1.01%(3)	(0.24)%(3)	33%	$3,967,101
2015	$26.89	(0.11)	1.66	1.55	(3.85)	$24.59	7.11%	1.00%	(0.42)%	62%	$4,349,601
2014	$28.45	(0.14)	2.18	2.04	(3.60)	$26.89	8.33%	1.00%	(0.55)%	73%	$4,449,377
2013	$22.44	(0.07)	6.55	6.48	(0.47)	$28.45	29.43%	1.00%	(0.29)%	70%	$3,016,930
2012	$20.51	(0.06)	1.99	1.93	—	$22.44	9.41%	1.01%	(0.28)%	72%	$2,499,048
2011	$19.21	(0.07)	1.37	1.30	—	$20.51	6.77%	1.01%	(0.35)%	95%	$2,395,881
Institutional Class
2016(4)	$25.62	—(5)	(1.01)	(1.01)	(2.73)	$21.88	(4.08)%	0.81%(3)	(0.04)%(3)	33%	$160,063
2015	$27.81	(0.06)	1.72	1.66	(3.85)	$25.62	7.33%	0.80%	(0.22)%	62%	$163,670
2014	$29.25	(0.09)	2.25	2.16	(3.60)	$27.81	8.53%	0.80%	(0.35)%	73%	$198,895
2013	$23.01	(0.02)	6.73	6.71	(0.47)	$29.25	29.70%	0.80%	(0.09)%	70%	$243,548
2012	$20.99	(0.01)	2.03	2.02	—	$23.01	9.62%	0.81%	(0.08)%	72%	$187,984
2011	$19.62	(0.03)	1.40	1.37	—	$20.99	6.98%	0.81%	(0.15)%	95%	$156,681

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(4)	$23.33	(0.05)	(0.92)	(0.97)	(2.73)	$19.63	(4.33)%	1.26%(3)	(0.49)%(3)	33%	$661,292
2015	$25.78	(0.16)	1.56	1.40	(3.85)	$23.33	6.88%	1.25%	(0.67)%	62%	$798,879
2014	$27.48	(0.20)	2.10	1.90	(3.60)	$25.78	8.04%	1.25%	(0.80)%	73%	$869,381
2013	$21.74	(0.13)	6.34	6.21	(0.47)	$27.48	29.13%	1.25%	(0.54)%	70%	$1,092,574
2012	$19.92	(0.11)	1.93	1.82	—	$21.74	9.08%	1.26%	(0.53)%	72%	$972,795
2011	$18.70	(0.12)	1.34	1.22	—	$19.92	6.58%	1.26%	(0.60)%	95%	$973,051
C Class
2016(4)	$20.31	(0.10)	(0.81)	(0.91)	(2.73)	$16.67	(4.72)%	2.01%(3)	(1.24)%(3)	33%	$117,208
2015	$23.10	(0.30)	1.36	1.06	(3.85)	$20.31	6.09%	2.00%	(1.42)%	62%	$134,096
2014	$25.16	(0.35)	1.89	1.54	(3.60)	$23.10	7.25%	2.00%	(1.55)%	73%	$128,522
2013	$20.09	(0.28)	5.82	5.54	(0.47)	$25.16	28.10%	2.00%	(1.29)%	70%	$139,064
2012	$18.55	(0.25)	1.79	1.54	—	$20.09	8.30%	2.01%	(1.28)%	72%	$117,580
2011	$17.55	(0.26)	1.26	1.00	—	$18.55	5.75%	2.01%	(1.35)%	95%	$115,641

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(4)	$23.48	(0.07)	(0.93)	(1.00)	(2.73)	$19.75	(4.44)%	1.51%(3)	(0.74)%(3)	33%	$44,628
2015	$25.97	(0.22)	1.58	1.36	(3.85)	$23.48	6.60%	1.50%	(0.92)%	62%	$53,731
2014	$27.72	(0.27)	2.12	1.85	(3.60)	$25.97	7.80%	1.50%	(1.05)%	73%	$58,426
2013	$21.99	(0.20)	6.40	6.20	(0.47)	$27.72	28.74%	1.50%	(0.79)%	70%	$54,129
2012	$20.20	(0.16)	1.95	1.79	—	$21.99	8.86%	1.51%	(0.78)%	72%	$39,314
2011	$19.01	(0.18)	1.37	1.19	—	$20.20	6.26%	1.51%	(0.85)%	95%	$32,023
R6 Class
2016(4)	$25.72	0.01	(1.02)	(1.01)	(2.73)	$21.98	(4.02)%	0.66%(3)	0.11%(3)	33%	$108,497
2015	$27.86	(0.02)	1.73	1.71	(3.85)	$25.72	7.48%	0.65%	(0.07)%	62%	$103,017
2014	$29.25	(0.07)	2.28	2.21	(3.60)	$27.86	8.72%	0.65%	(0.20)%	73%	$56442
2013(6)	$27.22	—(5)	2.03	2.03	—	$29.25	7.46%	0.65%(3)	(0.07)%(3)	70%(7)	$74

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	Six months ended April 30, 2016 (unaudited).

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89217 1606

Semiannual Report

April 30, 2016

New Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
LKQ Corp.	1.9%
Middleby Corp. (The)	1.7%
CoStar Group, Inc.	1.5%
HD Supply Holdings, Inc.	1.5%
Ball Corp.	1.4%
Snap-on, Inc.	1.4%
Fortune Brands Home & Security, Inc.	1.4%
Tyler Technologies, Inc.	1.3%
Interpublic Group of Cos., Inc. (The)	1.2%
Sabre Corp.	1.2%

Top Five Industries	% of net assets
Software	6.9%
Hotels, Restaurants and Leisure	5.8%
Machinery	5.3%
Health Care Equipment and Supplies	5.3%
Health Care Providers and Services	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.5%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	0.8%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$950.80	$6.60	1.36%
Investor Class (before waiver)	$1,000	$950.80(2)	$7.32	1.51%
Institutional Class (after waiver)	$1,000	$951.60	$5.63	1.16%
Institutional Class (before waiver)	$1,000	$951.60(2)	$6.36	1.31%
A Class (after waiver)	$1,000	$949.10	$7.80	1.61%
A Class (before waiver)	$1,000	$949.10(2)	$8.53	1.76%
C Class (after waiver)	$1,000	$945.50	$11.42	2.36%
C Class (before waiver)	$1,000	$945.50(2)	$12.14	2.51%
R Class (after waiver)	$1,000	$948.30	$9.01	1.86%
R Class (before waiver)	$1,000	$948.30(2)	$9.74	2.01%
Hypothetical
Investor Class (after waiver)	$1,000	$1,018.10	$6.82	1.36%
Investor Class (before waiver)	$1,000	$1,017.36	$7.57	1.51%
Institutional Class (after waiver)	$1,000	$1,019.10	$5.82	1.16%
Institutional Class (before waiver)	$1,000	$1,018.35	$6.57	1.31%
A Class (after waiver)	$1,000	$1,016.86	$8.07	1.61%
A Class (before waiver)	$1,000	$1,016.11	$8.82	1.76%
C Class (after waiver)	$1,000	$1,013.13	$11.81	2.36%
C Class (before waiver)	$1,000	$1,012.38	$12.56	2.51%
R Class (after waiver)	$1,000	$1,015.61	$9.32	1.86%
R Class (before waiver)	$1,000	$1,014.87	$10.07	2.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.5%
Aerospace and Defense — 0.5%
B/E Aerospace, Inc.	17,585	$855,159
Air Freight and Logistics — 0.8%
XPO Logistics, Inc.(1)	45,695	1,377,247
Airlines — 0.5%
Alaska Air Group, Inc.	12,539	883,122
Auto Components — 0.7%
Tenneco, Inc.(1)	22,623	1,205,806
Banks — 3.0%
BankUnited, Inc.	29,410	1,014,645
Cathay General Bancorp.	26,932	821,965
FCB Financial Holdings, Inc., Class A(1)	36,371	1,271,166
Signature Bank(1)	13,240	1,824,869
		4,932,645
Beverages — 0.6%
Coca-Cola Bottling Co. Consolidated	6,081	969,129
Biotechnology — 4.6%
ACADIA Pharmaceuticals, Inc.(1)	11,071	357,593
Aimmune Therapeutics, Inc.(1)	19,457	251,968
Alder Biopharmaceuticals, Inc.(1)	12,311	326,857
Alkermes plc(1)	13,347	530,543
Anacor Pharmaceuticals, Inc.(1)	11,900	746,606
Bluebird Bio, Inc.(1)	2,749	121,918
Cepheid, Inc.(1)	6,537	186,566
Eagle Pharmaceuticals, Inc.(1)	5,828	220,648
Exelixis, Inc.(1)	100,799	464,684
Ionis Pharmaceuticals, Inc.(1)	13,428	550,145
Kite Pharma, Inc.(1)	5,981	276,801
Neurocrine Biosciences, Inc.(1)	12,241	557,945
Novavax, Inc.(1)	48,478	254,025
Opko Health, Inc.(1)	31,379	337,324
Prothena Corp. plc(1)	6,705	289,589
Radius Health, Inc.(1)	10,932	389,179
Sarepta Therapeutics, Inc.(1)	4,838	68,651
Seattle Genetics, Inc.(1)	11,182	396,737
Spark Therapeutics, Inc.(1)	6,009	215,663
TESARO, Inc.(1)	4,870	201,813
Ultragenyx Pharmaceutical, Inc.(1)	5,664	383,000
United Therapeutics Corp.(1)	5,240	551,248
		7,679,503
Building Products — 3.8%
Apogee Enterprises, Inc.	29,740	1,232,426
Fortune Brands Home & Security, Inc.	41,012	2,272,475
Lennox International, Inc.	9,715	1,311,039
Masonite International Corp.(1)	21,813	1,475,867
		6,291,807

6

	Shares	Value
Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	3,998	$680,939
Evercore Partners, Inc., Class A	21,635	1,117,231
Lazard Ltd., Class A	32,073	1,156,232
		2,954,402
Chemicals — 2.4%
Ashland, Inc.	15,340	1,711,944
International Flavors & Fragrances, Inc.	10,503	1,254,793
PolyOne Corp.	26,605	957,248
		3,923,985
Commercial Services and Supplies — 1.4%
KAR Auction Services, Inc.	38,826	1,459,858
Multi-Color Corp.	14,530	869,330
		2,329,188
Communications Equipment — 0.6%
Palo Alto Networks, Inc.(1)	6,158	929,057
Construction Materials — 1.7%
Headwaters, Inc.(1)	64,745	1,295,548
Summit Materials, Inc., Class A(1)	71,107	1,486,136
		2,781,684
Containers and Packaging — 2.9%
Ball Corp.	33,785	2,411,573
Berry Plastics Group, Inc.(1)	32,145	1,157,863
Graphic Packaging Holding Co.	98,687	1,310,564
		4,880,000
Distributors — 1.9%
LKQ Corp.(1)	96,831	3,103,434
Diversified Consumer Services — 1.4%
Nord Anglia Education, Inc.(1)	57,354	1,217,625
ServiceMaster Global Holdings, Inc.(1)	30,971	1,186,809
		2,404,434
Diversified Financial Services — 2.9%
Bats Global Markets, Inc.(1)	70,332	1,667,572
CBOE Holdings, Inc.	7,397	458,318
MarketAxess Holdings, Inc.	5,886	722,565
MSCI, Inc., Class A	26,186	1,988,565
		4,837,020
Electrical Equipment — 1.4%
Acuity Brands, Inc.	4,428	1,079,945
AMETEK, Inc.	25,166	1,210,233
		2,290,178
Electronic Equipment, Instruments and Components — 2.7%
Belden, Inc.	27,604	1,742,917
CDW Corp.	40,109	1,544,196
Dolby Laboratories, Inc., Class A	24,020	1,143,592
		4,430,705
Food and Staples Retailing — 0.3%
Casey's General Stores, Inc.	5,043	564,816
Food Products — 1.2%
Hain Celestial Group, Inc. (The)(1)	16,207	678,425

7

	Shares	Value
TreeHouse Foods, Inc.(1)	15,182	$1,342,089
		2,020,514
Health Care Equipment and Supplies — 5.3%
ABIOMED, Inc.(1)	4,150	403,131
Cooper Cos., Inc. (The)	9,217	1,410,938
DexCom, Inc.(1)	9,934	639,551
Nevro Corp.(1)	14,085	947,216
NuVasive, Inc.(1)	36,226	1,917,805
STERIS plc	17,647	1,247,114
Teleflex, Inc.	8,490	1,322,572
West Pharmaceutical Services, Inc.	13,556	965,187
		8,853,514
Health Care Providers and Services — 4.9%
Adeptus Health, Inc., Class A(1)	27,660	1,884,199
American Renal Associates Holdings, Inc.(1)	68,846	1,935,950
ExamWorks Group, Inc.(1)	28,967	1,044,260
HealthEquity, Inc.(1)	32,570	819,136
Molina Healthcare, Inc.(1)	7,151	370,136
Team Health Holdings, Inc.(1)	10,705	447,790
VCA, Inc.(1)	25,988	1,636,464
		8,137,935
Health Care Technology — 1.0%
athenahealth, Inc.(1)	3,583	477,614
Evolent Health, Inc.(1)	53,483	642,331
Press Ganey Holdings, Inc.(1)	19,493	593,951
		1,713,896
Hotels, Restaurants and Leisure — 5.8%
Aramark	48,279	1,617,829
Bloomin' Brands, Inc.	46,928	877,554
Cedar Fair LP	10,259	595,740
ClubCorp Holdings, Inc.	87,047	1,162,078
Madison Square Garden Co. (The)(1)	7,229	1,134,808
Norwegian Cruise Line Holdings Ltd.(1)	26,041	1,273,145
Papa John's International, Inc.	15,817	895,084
Texas Roadhouse, Inc.	31,800	1,294,896
Vail Resorts, Inc.	5,821	754,634
		9,605,768
Household Durables — 2.0%
Harman International Industries, Inc.	9,806	752,709
Newell Brands, Inc.	39,174	1,783,984
Universal Electronics, Inc.(1)	12,540	832,781
		3,369,474
Insurance — 2.0%
Allied World Assurance Co. Holdings Ltd.	29,083	1,034,773
Arthur J Gallagher & Co.	28,090	1,293,263
First American Financial Corp.	25,786	928,812
		3,256,848
Internet Software and Services — 2.9%
Akamai Technologies, Inc.(1)	13,844	705,906
CoStar Group, Inc.(1)	12,770	2,519,649
8

	Shares	Value
Q2 Holdings, Inc.(1)	64,605	$1,544,705
		4,770,260
IT Services — 3.6%
EPAM Systems, Inc.(1)	16,289	1,187,957
MAXIMUS, Inc.	17,469	924,110
Sabre Corp.	69,236	2,004,382
Vantiv, Inc., Class A(1)	35,459	1,933,934
		6,050,383
Leisure Products — 1.2%
Brunswick Corp.	40,428	1,941,757
Life Sciences Tools and Services — 1.8%
Mettler-Toledo International, Inc.(1)	2,852	1,020,873
PAREXEL International Corp.(1)	19,109	1,167,560
Quintiles Transnational Holdings, Inc.(1)	11,968	826,630
		3,015,063
Machinery — 5.3%
EnPro Industries, Inc.	19,224	1,126,142
ITT Corp.	28,096	1,078,043
Middleby Corp. (The)(1)	26,389	2,893,290
Snap-on, Inc.	14,590	2,323,895
WABCO Holdings, Inc.(1)	13,330	1,495,093
		8,916,463
Media — 1.2%
Interpublic Group of Cos., Inc. (The)	89,776	2,059,461
Metals and Mining — 0.5%
Ferroglobe plc	88,525	902,070
Oil, Gas and Consumable Fuels — 1.9%
Diamondback Energy, Inc.(1)	11,421	988,830
Enviva Partners, LP	65,098	1,478,376
Newfield Exploration Co.(1)	21,553	781,296
		3,248,502
Pharmaceuticals — 0.8%
Horizon Pharma plc(1)	25,070	385,326
Pacira Pharmaceuticals, Inc.(1)	10,744	581,358
Supernus Pharmaceuticals, Inc.(1)	25,778	442,350
		1,409,034
Professional Services — 0.7%
Korn / Ferry International	45,350	1,230,799
Real Estate Investment Trusts (REITs) — 1.6%
Extra Space Storage, Inc.	7,973	677,306
Sovran Self Storage, Inc.	7,190	763,722
Sun Communities, Inc.	17,330	1,176,187
		2,617,215
Real Estate Management and Development — 0.9%
FirstService Corp.	33,946	1,525,365
Semiconductors and Semiconductor Equipment — 2.1%
M/A-COM Technology Solutions Holdings, Inc.(1)	23,511	961,365
Microsemi Corp.(1)	31,778	1,073,778
Monolithic Power Systems, Inc.	10,842	676,758
Skyworks Solutions, Inc.	11,740	784,467
		3,496,368

9

	Shares	Value
Software — 6.9%
Callidus Software, Inc.(1)	81,029	$1,482,831
CDK Global, Inc.	26,623	1,266,456
Guidewire Software, Inc.(1)	13,399	763,341
Manhattan Associates, Inc.(1)	22,543	1,364,753
RingCentral, Inc., Class A(1)	41,791	797,372
SecureWorks Corp., Class A(1)	84,311	1,123,866
ServiceNow, Inc.(1)	10,906	779,561
Splunk, Inc.(1)	11,554	600,577
Synchronoss Technologies, Inc.(1)	38,261	1,188,769
Tyler Technologies, Inc.(1)	14,950	2,188,830
		11,556,356
Specialty Retail — 2.7%
Burlington Stores, Inc.(1)	22,443	1,278,578
Francesca's Holdings Corp.(1)	53,648	890,557
Signet Jewelers Ltd.	12,206	1,325,083
Ulta Salon Cosmetics & Fragrance, Inc.(1)	4,989	1,039,109
		4,533,327
Technology Hardware, Storage and Peripherals — 0.8%
Super Micro Computer, Inc.(1)	49,009	1,318,832
Textiles, Apparel and Luxury Goods — 2.5%
Coach, Inc.	22,102	890,048
Hanesbrands, Inc.	40,113	1,164,480
lululemon athletica, Inc.(1)	10,296	674,903
Skechers U.S.A., Inc., Class A(1)	45,400	1,500,470
		4,229,901
Trading Companies and Distributors — 2.0%
HD Supply Holdings, Inc.(1)	73,290	2,512,381
Titan Machinery, Inc.(1)	57,950	753,350
		3,265,731
TOTAL COMMON STOCKS (Cost $139,770,026)		162,668,157
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $ 1,061,216), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $ 1,040,300)		1,040,288
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,770,125), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $1,734,012)		1,734,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,008	1,008
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,775,296)		2,775,296
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $142,545,322)		165,443,453
OTHER ASSETS AND LIABILITIES — 0.8%		1,394,768
TOTAL NET ASSETS — 100.0%		$166,838,221

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	42,340	USD	32,831	Morgan Stanley	6/30/16	$914
CAD	45,296	USD	35,162	Morgan Stanley	6/30/16	939
CAD	44,405	USD	35,015	Morgan Stanley	6/30/16	377
CAD	64,933	USD	51,375	Morgan Stanley	6/30/16	377
CAD	42,386	USD	33,648	Morgan Stanley	6/30/16	134
USD	1,406,130	CAD	1,855,796	Morgan Stanley	6/30/16	(72,958)
USD	44,782	CAD	58,992	Morgan Stanley	6/30/16	(2,235)
USD	37,651	CAD	48,361	Morgan Stanley	6/30/16	(893)
						$(73,345)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $142,545,322)	$165,443,453
Receivable for investments sold	2,396,230
Receivable for capital shares sold	2,196
Unrealized appreciation on forward foreign currency exchange contracts	2,741
Dividends and interest receivable	20,372
167,864,992

Liabilities
Payable for investments purchased	754,008
Payable for capital shares redeemed	10,261
Unrealized depreciation on forward foreign currency exchange contracts	76,086
Accrued management fees	186,047
Distribution and service fees payable	369
1,026,771

Net Assets	$166,838,221

Net Assets Consist of:
Capital (par value and paid-in surplus)	$151,621,025
Accumulated net investment loss	(2,093,774)
Accumulated net realized loss	(5,513,964)
Net unrealized appreciation	22,824,934
$166,838,221

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$165,567,218	17,322,312	$9.56
Institutional Class, $0.01 Par Value	$56,432	5,820	$9.70
A Class, $0.01 Par Value	$861,963	91,896	$9.38*
C Class, $0.01 Par Value	$134,959	15,216	$8.87
R Class, $0.01 Par Value	$217,649	23,636	$9.21
*Maximum offering price $9.95 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,229)	$595,588
Interest	1,820
597,408

Expenses:
Management fees	1,272,836
Distribution and service fees:
A Class	1,007
C Class	727
R Class	527
Directors' fees and expenses	3,195
Other expenses	578
1,278,870
Fees waived	(127,289)
1,151,581

Net investment income (loss)	(554,173)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,355,083)
Foreign currency transactions	(5,498)
(4,360,581)

Change in net unrealized appreciation (depreciation) on:
Investments	(4,404,445)
Translation of assets and liabilities in foreign currencies	(58,308)
(4,462,753)

Net realized and unrealized gain (loss)	(8,823,334)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,377,507)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$(554,173)	$(1,689,260)
Net realized gain (loss)	(4,360,581)	21,694,184
Change in net unrealized appreciation (depreciation)	(4,462,753)	(14,188,991)
Net increase (decrease) in net assets resulting from operations	(9,377,507)	5,815,933

Distributions to Shareholders
From net realized gains:
Investor Class	(22,582,859)	(11,647,699)
Institutional Class	(7,129)	(3,143)
A Class	(110,456)	(26,309)
C Class	(20,905)	(5,042)
R Class	(26,875)	(7,030)
Decrease in net assets from distributions	(22,748,224)	(11,689,223)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,083,206	7,979,713

Redemption Fees
Increase in net assets from redemption fees	1,878	11,491

Net increase (decrease) in net assets	(22,040,647)	2,117,914

Net Assets
Beginning of period	188,878,868	186,760,954
End of period	$166,838,221	$188,878,868

Accumulated net investment loss	$(2,093,774)	$(1,539,601)

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

16

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.500% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.300% for the Institutional Class. During the six months ended April 30, 2016, the investment advisor voluntarily agreed to waive 0.15% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2016 was $126,377, $41, $604, $109, and $158 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2016 was 1.50% for the Investor Class, A Class, C Class and R Class and 1.30% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2016 was 1.35% for the Investor Class, A Class, C Class and R Class and 1.15% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $77,265,089 and $88,571,453, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	248,515	$2,334,557	1,400,696	$17,280,896
Issued in reinvestment of distributions	2,143,803	21,137,897	1,005,158	10,905,967
Redeemed	(1,392,899)	(13,622,579)	(1,762,751)	(20,908,191)
	999,419	9,849,875	643,103	7,278,672
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	42	393	658	8,455
Issued in reinvestment of distributions	714	7,129	287	3,143
	756	7,522	945	11,598
A Class/Shares Authorized	20,000,000		20,000,000
Sold	15,652	160,458	48,512	578,726
Issued in reinvestment of distributions	11,381	110,165	2,393	25,627
Redeemed	(11,152)	(114,030)	(8,474)	(99,565)
	15,881	156,593	42,431	504,788
C Class/Shares Authorized	20,000,000		20,000,000
Sold	4,724	44,365	7,590	89,494
Issued in reinvestment of distributions	2,277	20,905	489	5,042
Redeemed	(6,002)	(48,809)	(520)	(6,169)
	999	16,461	7,559	88,367
R Class/Shares Authorized	20,000,000		20,000,000
Sold	5,828	54,293	12,577	138,440
Issued in reinvestment of distributions	2,826	26,875	665	7,030
Redeemed	(3,058)	(28,413)	(4,523)	(49,182)
	5,596	52,755	8,719	96,288
Net increase (decrease)	1,022,651	$10,083,206	702,757	$7,979,713

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$161,142,792	$1,525,365	—
Temporary Cash Investments	1,008	2,774,288	—
	$161,143,800	$4,299,653	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,741	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$76,086	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,432,931.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $2,741 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $76,086 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(5,753) in net realized gain (loss) on foreign currency transactions and $(58,456) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

19

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$144,678,756
Gross tax appreciation of investments	$26,231,427
Gross tax depreciation of investments	(5,466,730)
Net tax appreciation (depreciation) of investments	$20,764,697

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had late-year ordinary loss deferrals of $(1,554,490), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.49	(0.03)	(0.49)	(0.52)	(1.41)	$9.56	(4.92)%	1.36%(4)	1.51%(4)	(0.65)%(4)	(0.80)%(4)	46%	$165,567
2015	$11.87	(0.10)	0.48	0.38	(0.76)	$11.49	3.54%	1.39%	1.50%	(0.86)%	(0.97)%	93%	$187,605
2014	$10.93	(0.11)	1.05	0.94	—	$11.87	8.60%	1.48%	1.50%	(0.93)%	(0.95)%	76%	$186,134
2013	$8.13	(0.06)	2.86	2.80	—	$10.93	34.44%	1.50%	1.50%	(0.62)%	(0.62)%	79%	$190,490
2012	$7.47	(0.02)	0.68	0.66	—	$8.13	8.84%	1.50%	1.50%	(0.22)%	(0.22)%	63%	$154,517
2011	$6.86	(0.07)	0.68	0.61	—	$7.47	8.89%	1.50%	1.50%	(0.95)%	(0.95)%	107%	$158,117
Institutional Class
2016(3)	$11.63	(0.02)	(0.50)	(0.52)	(1.41)	$9.70	(4.84)%	1.16%(4)	1.31%(4)	(0.45)%(4)	(0.60)%(4)	46%	$56
2015	$11.98	(0.08)	0.49	0.41	(0.76)	$11.63	3.77%	1.19%	1.30%	(0.66)%	(0.77)%	93%	$59
2014	$11.01	(0.08)	1.05	0.97	—	$11.98	8.81%	1.28%	1.30%	(0.73)%	(0.75)%	76%	$49
2013	$8.17	(0.04)	2.88	2.84	—	$11.01	34.76%	1.30%	1.30%	(0.42)%	(0.42)%	79%	$45
2012	$7.49	—(5)	0.68	0.68	—	$8.17	9.08%	1.30%	1.30%	(0.02)%	(0.02)%	63%	$34
2011	$6.87	(0.06)	0.68	0.62	—	$7.49	9.02%	1.30%	1.30%	(0.75)%	(0.75)%	107%	$31

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$11.32	(0.04)	(0.49)	(0.53)	(1.41)	$9.38	(5.09)%	1.61%(4)	1.76%(4)	(0.90)%(4)	(1.05)%(4)	46%	$862
2015	$11.73	(0.13)	0.48	0.35	(0.76)	$11.32	3.31%	1.64%	1.75%	(1.11)%	(1.22)%	93%	$860
2014	$10.83	(0.13)	1.03	0.90	—	$11.73	8.31%	1.73%	1.75%	(1.18)%	(1.20)%	76%	$394
2013	$8.08	(0.08)	2.83	2.75	—	$10.83	34.03%	1.75%	1.75%	(0.87)%	(0.87)%	79%	$322
2012	$7.44	(0.04)	0.68	0.64	—	$8.08	8.60%	1.75%	1.75%	(0.47)%	(0.47)%	63%	$239
2011	$6.85	(0.09)	0.68	0.59	—	$7.44	8.61%	1.75%	1.75%	(1.20)%	(1.20)%	107%	$282
C Class
2016(3)	$10.82	(0.08)	(0.46)	(0.54)	(1.41)	$8.87	(5.45)%	2.36%(4)	2.51%(4)	(1.65)%(4)	(1.80)%(4)	46%	$135
2015	$11.33	(0.21)	0.46	0.25	(0.76)	$10.82	2.59%	2.39%	2.50%	(1.86)%	(1.97)%	93%	$154
2014	$10.53	(0.21)	1.01	0.80	—	$11.33	7.50%	2.48%	2.50%	(1.93)%	(1.95)%	76%	$75
2013	$7.91	(0.15)	2.77	2.62	—	$10.53	33.12%	2.50%	2.50%	(1.62)%	(1.62)%	79%	$117
2012	$7.34	(0.09)	0.66	0.57	—	$7.91	7.77%	2.50%	2.50%	(1.22)%	(1.22)%	63%	$80
2011	$6.81	(0.15)	0.68	0.53	—	$7.34	7.78%	2.50%	2.50%	(1.95)%	(1.95)%	107%	$57
R Class
2016(3)	$11.15	(0.05)	(0.48)	(0.53)	(1.41)	$9.21	(5.17)%	1.86%(4)	2.01%(4)	(1.15)%(4)	(1.30)%(4)	46%	$218
2015	$11.59	(0.16)	0.48	0.32	(0.76)	$11.15	3.08%	1.89%	2.00%	(1.36)%	(1.47)%	93%	$201
2014	$10.73	(0.16)	1.02	0.86	—	$11.59	8.12%	1.98%	2.00%	(1.43)%	(1.45)%	76%	$108
2013	$8.02	(0.11)	2.82	2.71	—	$10.73	33.67%	2.00%	2.00%	(1.12)%	(1.12)%	79%	$93
2012	$7.40	(0.06)	0.68	0.62	—	$8.02	8.38%	2.00%	2.00%	(0.72)%	(0.72)%	63%	$62
2011	$6.84	(0.11)	0.67	0.56	—	$7.40	8.19%	2.00%	2.00%	(1.45)%	(1.45)%	107%	$48

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89214 1606

Semiannual Report

April 30, 2016

NT Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
PepsiCo, Inc.	6.2%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.4%
Visa, Inc., Class A	4.4%
Amazon.com, Inc.	3.4%
Comcast Corp., Class A	3.0%
O'Reilly Automotive, Inc.	2.6%
Facebook, Inc., Class A	2.4%
Walt Disney Co. (The)	2.2%
Lockheed Martin Corp.	2.2%

Top Five Industries	% of net assets
Internet Software and Services	8.6%
Software	7.4%
Specialty Retail	6.7%
Beverages	6.2%
IT Services	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.0%
Exchange-Traded Funds	1.3%
Total Equity Exposure	99.3%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(0.4)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$965.70	$3.81	0.78%
R6 Class	$1,000	$966.50	$3.08	0.63%
Hypothetical
Institutional Class	$1,000	$1,020.99	$3.92	0.78%
R6 Class	$1,000	$1,021.73	$3.17	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

3

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.0%
Aerospace and Defense — 4.0%
Boeing Co. (The)	158,897	$21,419,315
Lockheed Martin Corp.	106,728	24,801,453
		46,220,768
Airlines — 1.2%
Alaska Air Group, Inc.	55,666	3,920,556
Delta Air Lines, Inc.	243,625	10,151,854
		14,072,410
Beverages — 6.2%
PepsiCo, Inc.	683,973	70,421,860
Biotechnology — 5.2%
Amgen, Inc.	114,320	18,096,856
Biogen, Inc.(1)	54,880	15,091,451
Gilead Sciences, Inc.	193,967	17,109,829
Incyte Corp.(1)	46,383	3,352,100
Regeneron Pharmaceuticals, Inc.(1)	14,807	5,577,945
		59,228,181
Chemicals — 4.4%
Dow Chemical Co. (The)	292,747	15,401,420
LyondellBasell Industries NV, Class A	112,692	9,316,247
PPG Industries, Inc.	92,329	10,192,198
Sherwin-Williams Co. (The)	55,306	15,889,967
		50,799,832
Communications Equipment — 0.2%
Cisco Systems, Inc.	83,294	2,289,752
Consumer Finance — 0.7%
American Express Co.	128,927	8,435,694
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	106,434	4,097,709
Energy Equipment and Services — 0.9%
Halliburton Co.	252,517	10,431,477
Food and Staples Retailing — 1.1%
Kroger Co. (The)	361,954	12,809,552
Food Products — 0.4%
Mead Johnson Nutrition Co.	45,304	3,948,244
Health Care Equipment and Supplies — 2.5%
C.R. Bard, Inc.	36,048	7,648,304
Cooper Cos., Inc. (The)	41,382	6,334,757
Edwards Lifesciences Corp.(1)	84,834	9,010,219
Intuitive Surgical, Inc.(1)	8,795	5,508,836
		28,502,116
Health Care Providers and Services — 2.7%
Cardinal Health, Inc.	165,375	12,975,322
Express Scripts Holding Co.(1)	154,329	11,378,677
VCA, Inc.(1)	99,975	6,295,426
		30,649,425

4

	Shares	Value
Health Care Technology — 0.7%
Cerner Corp.(1)	146,043	$8,198,854
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	98,169	4,432,330
Household Products — 1.8%
Church & Dwight Co., Inc.	94,278	8,739,570
Procter & Gamble Co. (The)	147,698	11,833,564
		20,573,134
Industrial Conglomerates — 1.9%
3M Co.	132,417	22,163,957
Insurance — 0.8%
American International Group, Inc.	172,811	9,646,310
Internet and Catalog Retail — 5.3%
Amazon.com, Inc.(1)	59,332	39,134,794
Expedia, Inc.	123,937	14,348,187
TripAdvisor, Inc.(1)	105,287	6,800,487
		60,283,468
Internet Software and Services — 8.6%
Alphabet, Inc., Class A(1)	89,947	63,671,683
Facebook, Inc., Class A(1)	236,690	27,830,010
LinkedIn Corp., Class A(1)	43,265	5,421,537
Pandora Media, Inc.(1)	176,630	1,753,936
		98,677,166
IT Services — 5.9%
Cognizant Technology Solutions Corp., Class A(1)	77,255	4,509,374
Fiserv, Inc.(1)	134,537	13,146,956
Visa, Inc., Class A	646,555	49,939,908
		67,596,238
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	78,243	3,201,704
Illumina, Inc.(1)	15,972	2,156,060
Waters Corp.(1)	30,048	3,911,048
		9,268,812
Machinery — 3.5%
Caterpillar, Inc.	56,953	4,426,387
Deere & Co.	43,583	3,665,766
Parker-Hannifin Corp.	53,663	6,225,981
WABCO Holdings, Inc.(1)	109,756	12,310,233
Wabtec Corp.	158,223	13,121,434
		39,749,801
Media — 5.8%
Comcast Corp., Class A	562,982	34,206,786
Sirius XM Holdings, Inc.(1)	1,555,064	6,142,503
Walt Disney Co. (The)	245,750	25,376,145
		65,725,434
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	210,500	16,778,955
Oil, Gas and Consumable Fuels — 0.9%
Concho Resources, Inc.(1)	88,597	10,292,314
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	132,486	12,701,433

5

	Shares	Value
Pharmaceuticals — 4.4%
Allergan plc(1)	15,261	$3,304,922
Bristol-Myers Squibb Co.	325,383	23,486,145
Johnson & Johnson	41,855	4,691,108
Perrigo Co. plc	59,420	5,744,132
Teva Pharmaceutical Industries Ltd. ADR	147,313	8,021,193
Zoetis, Inc.	114,908	5,404,123
		50,651,623
Real Estate Investment Trusts (REITs) — 1.1%
Simon Property Group, Inc.	64,474	12,970,235
Road and Rail — 0.9%
Union Pacific Corp.	119,912	10,459,924
Semiconductors and Semiconductor Equipment — 2.3%
ASML Holding NV	40,752	3,938,365
Maxim Integrated Products, Inc.	256,450	9,160,394
NXP Semiconductors NV(1)	49,527	4,223,663
Xilinx, Inc.	198,788	8,563,787
		25,886,209
Software — 7.4%
Adobe Systems, Inc.(1)	108,327	10,206,570
Electronic Arts, Inc.(1)	82,705	5,115,304
Microsoft Corp.	380,937	18,997,328
Oracle Corp.	518,846	20,681,202
salesforce.com, inc.(1)	88,584	6,714,667
ServiceNow, Inc.(1)	63,651	4,549,774
Splunk, Inc.(1)	153,847	7,996,967
Symantec Corp.	625,989	10,419,587
		84,681,399
Specialty Retail — 6.7%
Home Depot, Inc. (The)	74,454	9,968,646
O'Reilly Automotive, Inc.(1)	111,542	29,299,853
Ross Stores, Inc.	201,459	11,438,842
TJX Cos., Inc. (The)	273,393	20,728,657
Williams-Sonoma, Inc.	80,612	4,738,373
		76,174,371
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	537,263	50,363,034
Western Digital Corp.	47,818	1,954,082
		52,317,116
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	91,477	9,757,852
Coach, Inc.	146,831	5,912,884
		15,670,736
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	46,140	3,088,150
TOTAL COMMON STOCKS (Cost $923,658,595)		1,119,894,989
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Growth ETF (Cost $14,728,920)	152,357	15,060,489

6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $4,884,061), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $4,787,802)		$4,787,742
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $8,145,506), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $7,982,053)		7,982,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,068	3,068
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,772,810)		12,772,810
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $951,160,325)		1,147,728,288
OTHER ASSETS AND LIABILITIES — (0.4)%		(4,388,448)
TOTAL NET ASSETS — 100.0%		$1,143,339,840

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	94,987	USD	107,448	UBS AG	6/30/16	$1,511
USD	298,290	EUR	261,282	UBS AG	6/30/16	(1,425)
USD	289,643	EUR	253,413	UBS AG	6/30/16	(1,045)
USD	303,732	EUR	266,127	UBS AG	6/30/16	(1,540)
USD	271,717	EUR	237,576	UBS AG	6/30/16	(805)
USD	299,583	EUR	262,220	UBS AG	6/30/16	(1,207)
USD	303,678	EUR	265,464	UBS AG	6/30/16	(834)
USD	283,836	EUR	248,933	UBS AG	6/30/16	(1,713)
USD	310,322	EUR	273,967	UBS AG	6/30/16	(3,943)
USD	301,431	EUR	266,007	UBS AG	6/30/16	(3,703)
USD	323,390	EUR	285,627	UBS AG	6/30/16	(4,250)
USD	253,857	EUR	223,457	UBS AG	6/30/16	(2,469)
USD	330,891	EUR	288,771	UBS AG	6/30/16	(356)
						$(21,779)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $951,160,325)	$1,147,728,288
Foreign currency holdings, at value (cost of $241,393)	241,330
Receivable for investments sold	6,192,725
Receivable for capital shares sold	1,557,075
Unrealized appreciation on forward foreign currency exchange contracts	1,511
Dividends and interest receivable	343,107
1,156,064,036

Liabilities
Payable for investments purchased	11,981,947
Unrealized depreciation on forward foreign currency exchange contracts	23,290
Accrued management fees	718,959
12,724,196

Net Assets	$1,143,339,840

Net Assets Consist of:
Capital (par value and paid-in surplus)	$951,583,415
Undistributed net investment income	3,564,703
Accumulated net realized loss	(8,352,396)
Net unrealized appreciation	196,544,118
$1,143,339,840

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$1,065,419,897	75,820,200	$14.05
R6 Class, $0.01 Par Value	$77,919,943	5,549,770	$14.04

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $14,594)	$9,321,210
Interest	6,587
9,327,797

Expenses:
Management fees	4,159,823
Directors' fees and expenses	20,123
Other expenses	3,321
4,183,267

Net investment income (loss)	5,144,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,457,306)
Futures contract transactions	(61,702)
Foreign currency transactions	568
(3,518,440)

Change in net unrealized appreciation (depreciation) on:
Investments	(34,460,560)
Translation of assets and liabilities in foreign currencies	(23,845)
(34,484,405)

Net realized and unrealized gain (loss)	(38,002,845)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,858,315)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$5,144,530	$6,177,888
Net realized gain (loss)	(3,518,440)	79,995,780
Change in net unrealized appreciation (depreciation)	(34,484,405)	29,436,427
Net increase (decrease) in net assets resulting from operations	(32,858,315)	115,610,095

Distributions to Shareholders
From net investment income:
Institutional Class	(4,751,626)	(6,018,552)
R6 Class	(402,024)	(241,854)
From net realized gains:
Institutional Class	(61,284,133)	(176,148,301)
R6 Class	(3,940,677)	(5,428,799)
Decrease in net assets from distributions	(70,378,460)	(187,837,506)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	137,863,833	(90,080,395)

Net increase (decrease) in net assets	34,627,058	(162,307,806)

Net Assets
Beginning of period	1,108,712,782	1,271,020,588
End of period	$1,143,339,840	$1,108,712,782

Undistributed net investment income	$3,564,703	$3,573,823

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

11

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class and 0.450% to 0.640% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 0.77% for the Institutional Class and 0.62% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $427,965,390 and $357,538,449, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	420,000,000		420,000,000
Sold	8,087,077	$109,465,581	12,706,258	$190,286,851
Issued in reinvestment of distributions	4,617,885	66,035,759	12,910,479	182,166,853
Redeemed	(4,405,895)	(64,019,099)	(31,516,204)	(485,196,366)
	8,299,067	111,482,241	(5,899,467)	(112,742,662)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,704,245	24,298,108	2,849,575	42,900,849
Issued in reinvestment of distributions	304,111	4,342,701	402,459	5,670,653
Redeemed	(161,089)	(2,259,217)	(1,703,424)	(25,909,235)
	1,847,267	26,381,592	1,548,610	22,662,267
Net increase (decrease)	10,146,334	$137,863,833	(4,350,857)	$(90,080,395)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,115,956,624	$3,938,365	—
Exchange-Traded Funds	15,060,489	—	—
Temporary Cash Investments	3,068	12,769,742	—
	$1,131,020,181	$16,708,107	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,511	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$23,290	—

14

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund began investing in forward foreign currency exchange contracts in April 2016. The fund's U.S. dollar exposure to foreign currency risk derivative instruments at period end was $3,677,818.

Value of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,511	Unrealized depreciation on forward foreign currency exchange contracts	$23,290
		$1,511		$23,290

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(61,702)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	—	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(21,779)
		$(61,702)		$(21,779)

15

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$959,301,080
Gross tax appreciation of investments	$207,193,996
Gross tax depreciation of investments	(18,766,788)
Net tax appreciation (depreciation) of investments	$188,427,208

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2016(3)	$15.57	0.07	(0.59)	(0.52)	(0.07)	(0.93)	(1.00)	$14.05	(3.43)%	0.78%(4)	0.93%(4)	33%	$1,065,420
2015	$16.82	0.08	1.17	1.25	(0.08)	(2.42)	(2.50)	$15.57	8.97%	0.77%	0.52%	82%	$1,051,077
2014	$15.42	0.08	2.02	2.10	(0.09)	(0.61)	(0.70)	$16.82	14.17%	0.77%	0.50%	119%	$1,234,784
2013	$12.72	0.12	3.08	3.20	(0.10)	(0.40)	(0.50)	$15.42	26.05%	0.77%	0.85%	77%	$995,575
2012	$11.92	0.09	1.09	1.18	(0.08)	(0.30)	(0.38)	$12.72	10.33%	0.77%	0.71%	87%	$635,906
2011	$11.06	0.09	0.85	0.94	(0.08)	—	(0.08)	$11.92	8.48%	0.78%	0.78%	95%	$461,845
R6 Class
2016(3)	$15.57	0.08	(0.58)	(0.50)	(0.10)	(0.93)	(1.03)	$14.04	(3.35)%	0.63%(4)	1.08%(4)	33%	$77,920
2015	$16.82	0.10	1.18	1.28	(0.11)	(2.42)	(2.53)	$15.57	9.16%	0.62%	0.67%	82%	$57,636
2014	$15.43	0.10	2.01	2.11	(0.11)	(0.61)	(0.72)	$16.82	14.27%	0.62%	0.65%	119%	$36,237
2013(5)	$14.38	—(6)	1.05	1.05	—	—	—	$15.43	7.30%	0.62%(4)	0.09%(4)	77%(7)	$8,325

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through October 31, 2013.

(6)	Per-share amount was less than $0.005.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89226 1606

Semiannual Report

April 30, 2016

NT Heritage Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Constellation Brands, Inc., Class A	2.9%
Electronic Arts, Inc.	2.3%
SBA Communications Corp., Class A	2.3%
Middleby Corp. (The)	2.0%
Teleflex, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Snap-on, Inc.	1.8%
Kellogg Co.	1.8%
Ball Corp.	1.8%
Newell Brands, Inc.	1.7%

Top Five Industries	% of net assets
Specialty Retail	7.3%
Software	7.2%
Machinery	6.5%
Health Care Equipment and Supplies	5.9%
Food Products	4.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.1%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$960.00	$3.95	0.81%
R6 Class	$1,000	$960.20	$3.22	0.66%
Hypothetical
Institutional Class	$1,000	$1,020.84	$4.07	0.81%
R6 Class	$1,000	$1,021.58	$3.32	0.66%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Airlines — 1.8%
Alaska Air Group, Inc.	71,322	$5,023,209
American Airlines Group, Inc.	77,658	2,693,956
Spirit Airlines, Inc.(1)	102,469	4,501,463
		12,218,628
Auto Components — 1.2%
Delphi Automotive plc	110,436	8,131,403
Automobiles — 0.3%
Tesla Motors, Inc.(1)	8,866	2,134,578
Banks — 1.2%
BankUnited, Inc.	145,175	5,008,537
SVB Financial Group(1)	28,934	3,017,238
		8,025,775
Beverages — 3.8%
Constellation Brands, Inc., Class A	125,188	19,536,839
Monster Beverage Corp.(1)	45,970	6,629,794
		26,166,633
Biotechnology — 2.2%
BioMarin Pharmaceutical, Inc.(1)	71,749	6,075,705
Incyte Corp.(1)	62,201	4,495,266
Neurocrine Biosciences, Inc.(1)	44,063	2,008,392
Vertex Pharmaceuticals, Inc.(1)	33,602	2,833,993
		15,413,356
Building Products — 1.6%
Fortune Brands Home & Security, Inc.	71,428	3,957,825
Lennox International, Inc.	54,484	7,352,616
		11,310,441
Capital Markets — 2.9%
Affiliated Managers Group, Inc.(1)	76,888	13,095,564
SEI Investments Co.	147,440	7,088,915
		20,184,479
Chemicals — 2.0%
Ashland, Inc.	36,111	4,029,987
Axalta Coating Systems Ltd.(1)	222,610	6,337,707
Scotts Miracle-Gro Co. (The), Class A	46,074	3,261,118
		13,628,812
Commercial Services and Supplies — 1.1%
KAR Auction Services, Inc.	201,734	7,585,198
Consumer Finance — 1.1%
Discover Financial Services	133,393	7,506,024
Containers and Packaging — 1.8%
Ball Corp.	174,217	12,435,609
Distributors — 1.4%
LKQ Corp.(1)	291,330	9,337,126
Diversified Financial Services — 1.5%
S&P Global, Inc.	98,118	10,483,908

4

	Shares	Value
Diversified Telecommunication Services — 2.3%
SBA Communications Corp., Class A(1)	152,781	$15,742,554
Electrical Equipment — 1.6%
Acuity Brands, Inc.	10,692	2,607,672
AMETEK, Inc.	173,187	8,328,563
		10,936,235
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	34,359	1,322,821
TE Connectivity Ltd.	28,704	1,707,314
		3,030,135
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	57,604	8,532,881
Food Products — 4.3%
Hain Celestial Group, Inc. (The)(1)	81,618	3,416,530
Kellogg Co.	163,035	12,522,718
Mead Johnson Nutrition Co.	71,657	6,244,908
TreeHouse Foods, Inc.(1)	37,845	3,345,498
WhiteWave Foods Co. (The), Class A(1)	97,463	3,918,987
		29,448,641
Health Care Equipment and Supplies — 5.9%
Baxter International, Inc.	207,134	9,159,465
DexCom, Inc.(1)	71,157	4,581,088
Edwards Lifesciences Corp.(1)	31,966	3,395,109
NuVasive, Inc.(1)	102,334	5,417,562
Teleflex, Inc.	85,389	13,301,898
West Pharmaceutical Services, Inc.	60,860	4,333,232
		40,188,354
Health Care Providers and Services — 3.0%
AmerisourceBergen Corp.	82,737	7,040,919
Universal Health Services, Inc., Class B	45,307	6,056,640
VCA, Inc.(1)	119,588	7,530,456
		20,628,015
Hotels, Restaurants and Leisure — 3.2%
Chipotle Mexican Grill, Inc.(1)	9,592	4,037,944
Hilton Worldwide Holdings, Inc.	275,370	6,071,908
MGM Resorts International(1)	165,030	3,515,139
Panera Bread Co., Class A(1)	21,479	4,607,031
Papa John's International, Inc.	60,008	3,395,853
		21,627,875
Household Durables — 3.0%
Harman International Industries, Inc.	17,416	1,336,852
Mohawk Industries, Inc.(1)	18,087	3,484,099
Newell Brands, Inc.	262,408	11,950,060
Whirlpool Corp.	19,905	3,466,257
		20,237,268
Internet and Catalog Retail — 1.0%
Expedia, Inc.	60,386	6,990,887
Internet Software and Services — 2.9%
Akamai Technologies, Inc.(1)	100,509	5,124,954
CoStar Group, Inc.(1)	57,527	11,350,652

5

	Shares	Value
LinkedIn Corp., Class A(1)	24,964	$3,128,239
		19,603,845
IT Services — 3.7%
Alliance Data Systems Corp.(1)	43,428	8,829,347
Sabre Corp.	266,001	7,700,729
Vantiv, Inc., Class A(1)	160,649	8,761,796
		25,291,872
Leisure Products — 0.6%
Brunswick Corp.	84,535	4,060,216
Machinery — 6.5%
Ingersoll-Rand plc	75,994	4,980,647
ITT Corp.	123,565	4,741,189
Middleby Corp. (The)(1)	125,603	13,771,113
Snap-on, Inc.	79,191	12,613,542
WABCO Holdings, Inc.(1)	51,693	5,797,887
Xylem, Inc.	67,163	2,806,070
		44,710,448
Media — 1.6%
Charter Communications, Inc., Class A(1)	50,959	10,815,538
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	137,102	10,928,400
Oil, Gas and Consumable Fuels — 1.4%
Concho Resources, Inc.(1)	63,709	7,401,075
Gulfport Energy Corp.(1)	80,141	2,508,413
		9,909,488
Pharmaceuticals — 1.7%
Zoetis, Inc.	251,421	11,824,330
Professional Services — 3.8%
Equifax, Inc.	47,825	5,750,956
Nielsen Holdings plc	190,365	9,925,631
Verisk Analytics, Inc., Class A(1)	130,106	10,093,624
		25,770,211
Real Estate Investment Trusts (REITs) — 1.1%
Crown Castle International Corp.	85,493	7,427,632
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	24,062	2,771,221
Road and Rail — 3.0%
Canadian Pacific Railway Ltd., New York Shares	58,766	8,476,995
J.B. Hunt Transport Services, Inc.	68,375	5,666,920
Norfolk Southern Corp.	68,579	6,179,654
		20,323,569
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	355,924	7,285,764
Broadcom Ltd.	59,369	8,653,032
Cree, Inc.(1)	137,036	3,358,753
NXP Semiconductors NV(1)	62,629	5,341,001
		24,638,550
Software — 7.2%
Activision Blizzard, Inc.	92,147	3,176,307
CDK Global, Inc.	144,512	6,874,436
Electronic Arts, Inc.(1)	256,116	15,840,775
6

	Shares	Value
Guidewire Software, Inc.(1)	87,257	$4,971,031
ServiceNow, Inc.(1)	105,192	7,519,124
Symantec Corp.	183,813	3,059,567
Tyler Technologies, Inc.(1)	51,731	7,573,936
		49,015,176
Specialty Retail — 7.3%
AutoZone, Inc.(1)	11,417	8,736,631
Burlington Stores, Inc.(1)	77,825	4,433,690
L Brands, Inc.	92,198	7,218,182
O'Reilly Automotive, Inc.(1)	19,552	5,135,919
Ross Stores, Inc.	42,667	2,422,632
Signet Jewelers Ltd.	64,196	6,969,118
Tractor Supply Co.	93,893	8,887,911
Ulta Salon Cosmetics & Fragrance, Inc.(1)	29,784	6,203,412
		50,007,495
Textiles, Apparel and Luxury Goods — 2.7%
Coach, Inc.	97,628	3,931,480
lululemon athletica, Inc.(1)	75,899	4,975,179
Under Armour, Inc., Class A(1)	112,051	4,923,521
Under Armour, Inc., Class C(1)	112,051	4,571,681
		18,401,861
Trading Companies and Distributors — 0.5%
Fastenal Co.	67,888	3,176,480
TOTAL COMMON STOCKS (Cost $577,874,783)		680,601,147
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $1,192,838), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $1,169,329)		1,169,314
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,988,788), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $1,949,013)		1,949,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,198	1,198
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,119,512)		3,119,512
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $580,994,295)		683,720,659
OTHER ASSETS AND LIABILITIES — 0.1%		1,026,317
TOTAL NET ASSETS — 100.0%		$684,746,976

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FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	820,492	USD	632,344	Morgan Stanley	6/30/16	$21,596
CAD	860,830	USD	663,944	Morgan Stanley	6/30/16	22,146
CAD	1,171,456	USD	909,635	Morgan Stanley	6/30/16	24,026
CAD	754,436	USD	585,646	Morgan Stanley	6/30/16	15,648
CAD	515,391	USD	400,291	Morgan Stanley	6/30/16	10,480
CAD	222,636	USD	175,969	Morgan Stanley	6/30/16	1,474
USD	10,448,289	CAD	13,789,547	Morgan Stanley	6/30/16	(542,113)
USD	199,584	CAD	255,596	Morgan Stanley	6/30/16	(4,128)
						$(450,871)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $580,994,295)	$683,720,659
Receivable for investments sold	4,104,476
Receivable for capital shares sold	491,000
Unrealized appreciation on forward foreign currency exchange contracts	95,370
Dividends and interest receivable	118,775
688,530,280

Liabilities
Payable for investments purchased	2,619,572
Payable for capital shares redeemed	174,532
Unrealized depreciation on forward foreign currency exchange contracts	546,241
Accrued management fees	442,959
3,783,304

Net Assets	$684,746,976

Net Assets Consist of:
Capital (par value and paid-in surplus)	$591,194,793
Accumulated net investment loss	(1,098,322)
Accumulated net realized loss	(7,624,987)
Net unrealized appreciation	102,275,492
$684,746,976

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$638,665,226	52,970,532	$12.06
R6 Class, $0.01 Par Value	$46,081,750	3,804,481	$12.11

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,830)	$2,498,586
Interest	5,897
2,504,483

Expenses:
Management fees	2,546,147
Directors' fees and expenses	11,835
Other expenses	2,686
2,560,668

Net investment income (loss)	(56,185)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,449,954)
Foreign currency transactions	(83,897)
(5,533,851)

Change in net unrealized appreciation (depreciation) on:
Investments	(14,371,801)
Translation of assets and liabilities in foreign currencies	(310,870)
(14,682,671)

Net realized and unrealized gain (loss)	(20,216,522)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,272,707)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$(56,185)	$(1,358,079)
Net realized gain (loss)	(5,533,851)	51,559,645
Change in net unrealized appreciation (depreciation)	(14,682,671)	(3,386,679)
Net increase (decrease) in net assets resulting from operations	(20,272,707)	46,814,887

Distributions to Shareholders
From net realized gains:
Institutional Class	(47,436,142)	(26,719,040)
R6 Class	(3,027,088)	(826,114)
Decrease in net assets from distributions	(50,463,230)	(27,545,154)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	112,051,265	35,084,809

Net increase (decrease) in net assets	41,315,328	54,354,542

Net Assets
Beginning of period	643,431,648	589,077,106
End of period	$684,746,976	$643,431,648

Accumulated net investment loss	$(1,098,322)	$(1,042,137)

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are

12

deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.80% for the Institutional Class and 0.65% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $312,959,236 and $239,909,018, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	275,000,000		275,000,000
Sold	7,530,342	$85,871,603	7,084,059	$95,797,215
Issued in reinvestment of distributions	3,888,208	47,436,142	2,147,833	26,719,040
Redeemed	(3,113,094)	(37,779,837)	(7,358,993)	(103,376,982)
	8,305,456	95,527,908	1,872,899	19,139,273
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,228,790	14,950,002	1,609,018	21,940,103
Issued in reinvestment of distributions	247,109	3,027,088	66,248	826,114
Redeemed	(123,003)	(1,453,733)	(492,311)	(6,820,681)
	1,352,896	16,523,357	1,182,955	15,945,536
Net increase (decrease)	9,658,352	$112,051,265	3,055,854	$35,084,809

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

14

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$680,601,147	—	—
Temporary Cash Investments	1,198	$3,118,314	—
	$680,602,345	$3,118,314	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$95,370	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$546,241	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $11,498,115.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $95,370 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $546,241 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(83,984) in net realized gain (loss) on foreign currency transactions and $(310,869) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

15

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$587,576,204
Gross tax appreciation of investments	$110,266,019
Gross tax depreciation of investments	(14,121,564)
Net tax appreciation (depreciation) of investments	$96,144,455

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had late-year ordinary loss deferrals of $(1,182,139), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2016(3)	$13.65	—(4)	(0.53)	(0.53)	—	(1.06)	(1.06)	$12.06	(4.00)%	0.81%(5)	(0.03)%(5)	37%	$638,665
2015	$13.37	(0.03)	0.93	0.90	—	(0.62)	(0.62)	$13.65	7.20%	0.80%	(0.22)%	83%	$609,841
2014	$13.81	(0.04)	1.08	1.04	—	(1.48)	(1.48)	$13.37	8.53%	0.80%	(0.31)%	76%	$572,085
2013	$10.61	(0.01)	3.23	3.22	(0.02)	—	(0.02)	$13.81	30.38%	0.80%	(0.10)%	113%	$459,877
2012	$10.03	—(4)	0.74	0.74	—	(0.16)	(0.16)	$10.61	7.59%	0.81%	(0.02)%	92%	$297,429
2011	$9.44	(0.03)	0.62	0.59	—	—	—	$10.03	6.25%	0.80%	(0.27)%	115%	$215,060
R6 Class
2016(3)	$13.70	0.01	(0.54)	(0.53)	—	(1.06)	(1.06)	$12.11	(3.98)%	0.66%(5)	0.12%(5)	37%	$46,082
2015	$13.39	(0.01)	0.94	0.93	—	(0.62)	(0.62)	$13.70	7.42%	0.65%	(0.07)%	83%	$33,591
2014	$13.82	(0.02)	1.07	1.05	—	(1.48)	(1.48)	$13.39	8.60%	0.65%	(0.16)%	76%	$16,992
2013(6)	$12.92	—(4)	0.90	0.90	—	—	—	$13.82	6.97%	0.65%(5)	0.03%(5)	113%(7)	$3,867

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89227 1606

Semiannual Report

April 30, 2016

Select Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	7.6%
Alphabet, Inc.*	6.6%
Bristol-Myers Squibb Co.	3.4%
Walt Disney Co. (The)	3.3%
MasterCard, Inc., Class A	3.3%
UnitedHealth Group, Inc.	3.3%
Amazon.com, Inc.	3.3%
Facebook, Inc., Class A	3.2%
Constellation Brands, Inc., Class A	3.0%
Home Depot, Inc. (The)	2.9%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	11.4%
Specialty Retail	8.0%
Technology Hardware, Storage and Peripherals	7.6%
Biotechnology	6.5%
Pharmaceuticals	5.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	93.5%
Foreign Common Stocks**	6.4%
Total Common Stocks	99.9%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.7)%
**Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$960.10	$4.87	1.00%
Institutional Class	$1,000	$961.00	$3.90	0.80%
A Class	$1,000	$958.90	$6.09	1.25%
C Class	$1,000	$955.30	$9.72	2.00%
R Class	$1,000	$957.70	$7.30	1.50%
R6 Class	$1,000	$961.90	$3.17	0.65%
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
Institutional Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%
R6 Class	$1,000	$1,021.63	$3.27	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 2.8%
Boeing Co. (The)	397,000	$53,515,600
United Technologies Corp.	121,000	12,628,770
		66,144,370
Auto Components — 2.1%
Delphi Automotive plc	392,200	28,877,686
Gentex Corp.	1,369,200	21,961,968
		50,839,654
Banks — 1.3%
JPMorgan Chase & Co.	501,300	31,682,160
Beverages — 4.0%
Constellation Brands, Inc., Class A	451,300	70,429,878
Diageo plc	873,300	23,555,386
		93,985,264
Biotechnology — 6.5%
Biogen, Inc.(1)	199,700	54,915,503
Celgene Corp.(1)	244,400	25,273,404
Gilead Sciences, Inc.	756,000	66,686,760
Vertex Pharmaceuticals, Inc.(1)	91,800	7,742,412
		154,618,079
Capital Markets — 0.9%
Franklin Resources, Inc.	546,200	20,395,108
Chemicals — 2.0%
Ashland, Inc.	183,800	20,512,080
Monsanto Co.	278,500	26,089,880
		46,601,960
Diversified Financial Services — 1.6%
CBOE Holdings, Inc.	611,600	37,894,736
Energy Equipment and Services — 0.8%
Core Laboratories NV	55,900	7,471,594
Schlumberger Ltd.	151,900	12,203,646
		19,675,240
Food and Staples Retailing — 3.2%
Costco Wholesale Corp.	362,900	53,756,377
Wal-Mart Stores, Inc.	341,900	22,862,853
		76,619,230
Food Products — 1.6%
Mead Johnson Nutrition Co.	436,500	38,040,975
Health Care Providers and Services — 4.3%
Cigna Corp.	116,900	16,195,326
Express Scripts Holding Co.(1)	103,700	7,645,801
UnitedHealth Group, Inc.	593,800	78,191,584
		102,032,711
Hotels, Restaurants and Leisure — 3.5%
Papa John's International, Inc.	270,500	15,307,595

6

	Shares	Value
Starbucks Corp.	1,212,300	$68,167,629
		83,475,224
Industrial Conglomerates — 1.5%
Roper Technologies, Inc.	196,900	34,672,121
Insurance — 0.9%
MetLife, Inc.	478,500	21,580,350
Internet and Catalog Retail — 3.3%
Amazon.com, Inc.(1)	117,700	77,633,743
Internet Software and Services — 11.4%
Alphabet, Inc., Class A(1)	105,600	74,752,128
Alphabet, Inc., Class C(1)	116,700	80,874,267
Baidu, Inc. ADR(1)	115,300	22,402,790
Facebook, Inc., Class A(1)	655,200	77,038,416
LinkedIn Corp., Class A(1)	133,700	16,753,947
		271,821,548
IT Services — 3.3%
MasterCard, Inc., Class A	810,800	78,639,492
Machinery — 5.0%
FANUC Corp.	117,200	17,193,837
Graco, Inc.	366,600	28,737,774
KUKA AG	280,500	27,634,899
Middleby Corp. (The)(1)	330,800	36,268,912
Nordson Corp.	119,200	9,146,216
		118,981,638
Media — 5.4%
Time Warner, Inc.	650,900	48,908,626
Walt Disney Co. (The)	770,500	79,561,830
		128,470,456
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	172,500	14,251,950
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	347,900	33,353,173
Pharmaceuticals — 5.8%
Allergan plc(1)	79,200	17,151,552
Bristol-Myers Squibb Co.	1,121,800	80,971,524
Teva Pharmaceutical Industries Ltd. ADR	738,000	40,184,100
		138,307,176
Professional Services — 2.2%
IHS, Inc., Class A(1)	112,700	13,882,386
Verisk Analytics, Inc., Class A(1)	488,200	37,874,556
		51,756,942
Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	385,100	40,389,288
Road and Rail — 0.9%
Canadian Pacific Railway Ltd.	142,300	20,531,258
Semiconductors and Semiconductor Equipment — 2.0%
Linear Technology Corp.	1,070,700	47,624,736
Software — 3.1%
Electronic Arts, Inc.(1)	707,500	43,758,875
Oracle Corp.	773,000	30,811,780
		74,570,655

7

	Shares	Value
Specialty Retail — 8.0%
AutoZone, Inc.(1)	58,600	$44,842,478
Home Depot, Inc. (The)	512,500	68,618,625
L Brands, Inc.	294,400	23,048,576
TJX Cos., Inc. (The)	689,900	52,308,218
		188,817,897
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	1,926,200	180,561,988
Tobacco — 1.2%
Philip Morris International, Inc.	291,500	28,601,980
TOTAL COMMON STOCKS (Cost $1,352,548,576)		2,372,571,102
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $7,620,720), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $7,470,524)		7,470,431
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $12,706,750), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $12,455,083)		12,455,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,303	4,303
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,929,734)		19,929,734
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $1,372,478,310)		2,392,500,836
OTHER ASSETS AND LIABILITIES — (0.7)%		(16,671,039)
TOTAL NET ASSETS — 100.0%		$2,375,829,797

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	559,824	USD	442,186	Morgan Stanley	6/30/16	$3,999
CAD	699,004	USD	552,485	Morgan Stanley	6/30/16	4,628
USD	13,575,235	CAD	17,916,460	Morgan Stanley	6/30/16	(704,356)
USD	410,688	CAD	531,412	Morgan Stanley	6/30/16	(12,852)
USD	375,871	CAD	484,058	Morgan Stanley	6/30/16	(9,928)
USD	974,928	CAD	1,252,237	Morgan Stanley	6/30/16	(23,117)
USD	734,658	CAD	929,197	Morgan Stanley	6/30/16	(5,921)
EUR	536,456	USD	608,400	UBS AG	6/30/16	6,964
EUR	596,063	USD	673,321	UBS AG	6/30/16	10,418
EUR	741,502	USD	841,197	UBS AG	6/30/16	9,373
USD	23,566,874	EUR	21,041,006	UBS AG	6/30/16	(569,079)
USD	633,361	EUR	565,067	UBS AG	6/30/16	(14,823)
USD	764,281	EUR	674,743	UBS AG	6/30/16	(9,710)
USD	732,177	EUR	646,132	UBS AG	6/30/16	(8,995)
GBP	360,018	USD	525,425	Credit Suisse AG	6/30/16	706
USD	19,575,797	GBP	13,869,969	Credit Suisse AG	6/30/16	(693,798)
USD	557,107	GBP	393,422	Credit Suisse AG	6/30/16	(17,840)
JPY	48,813,800	USD	439,233	Credit Suisse AG	6/30/16	20,270
JPY	50,806,200	USD	464,128	Credit Suisse AG	6/30/16	14,130
JPY	49,810,000	USD	458,587	Credit Suisse AG	6/30/16	10,293
JPY	81,688,400	USD	748,251	Credit Suisse AG	6/30/16	20,713
JPY	57,779,600	USD	533,219	Credit Suisse AG	6/30/16	10,682
JPY	181,308,400	USD	1,699,952	Credit Suisse AG	6/30/16	6,773
USD	15,391,254	JPY	1,728,407,000	Credit Suisse AG	6/30/16	(878,899)
USD	695,454	JPY	75,213,100	Credit Suisse AG	6/30/16	(12,555)
USD	722,546	JPY	78,699,800	Credit Suisse AG	6/30/16	(18,286)
USD	1,017,471	JPY	110,578,200	Credit Suisse AG	6/30/16	(23,444)
USD	616,124	JPY	67,243,500	Credit Suisse AG	6/30/16	(16,864)
USD	489,103	JPY	54,292,900	Credit Suisse AG	6/30/16	(21,977)
						$(2,923,495)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,372,478,310)	$2,392,500,836
Foreign currency holdings, at value (cost of $464,764)	474,823
Receivable for investments sold	3,603,421
Receivable for capital shares sold	246,894
Unrealized appreciation on forward foreign currency exchange contracts	118,949
Dividends and interest receivable	1,321,055
2,398,265,978

Liabilities
Payable for investments purchased	15,843,216
Payable for capital shares redeemed	1,577,020
Unrealized depreciation on forward foreign currency exchange contracts	3,042,444
Accrued management fees	1,960,105
Distribution and service fees payable	13,396
22,436,181

Net Assets	$2,375,829,797

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,329,330,459
Undistributed net investment income	4,293,892
Undistributed net realized gain	25,084,912
Net unrealized appreciation	1,017,120,534
$2,375,829,797

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,292,202,902	41,340,496	$55.45
Institutional Class, $0.01 Par Value	$29,121,380	517,533	$56.27
A Class, $0.01 Par Value	$37,499,074	689,185	$54.41*
C Class, $0.01 Par Value	$4,990,914	99,469	$50.18
R Class, $0.01 Par Value	$3,103,754	57,210	$54.25
R6 Class, $0.01 Par Value	$8,911,773	158,439	$56.25
*Maximum offering price $57.73 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $108,068)	$16,104,504
Interest	10,070
16,114,574

Expenses:
Management fees	11,804,942
Distribution and service fees:
A Class	48,117
C Class	26,736
R Class	7,694
Directors' fees and expenses	44,644
Other expenses	3,826
11,935,959

Net investment income (loss)	4,178,615

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,374,095
Foreign currency transactions	321,300
27,695,395

Change in net unrealized appreciation (depreciation) on:
Investments	(131,113,643)
Translation of assets and liabilities in foreign currencies	(2,786,212)
(133,899,855)

Net realized and unrealized gain (loss)	(106,204,460)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(102,025,845)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$4,178,615	$8,439,945
Net realized gain (loss)	27,695,395	147,856,643
Change in net unrealized appreciation (depreciation)	(133,899,855)	96,431,182
Net increase (decrease) in net assets resulting from operations	(102,025,845)	252,727,770

Distributions to Shareholders
From net investment income:
Investor Class	(9,847,872)	(8,938,027)
Institutional Class	(192,491)	(156,488)
A Class	(67,613)	(56,611)
R6 Class	(75,146)	(55,615)
From net realized gains:
Investor Class	(138,662,431)	(201,146,776)
Institutional Class	(1,826,497)	(2,344,544)
A Class	(2,410,121)	(3,423,892)
C Class	(359,667)	(533,273)
R Class	(189,769)	(268,899)
R6 Class	(572,948)	(666,192)
Decrease in net assets from distributions	(154,204,555)	(217,590,317)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	97,860,882	119,601,168

Net increase (decrease) in net assets	(158,369,518)	154,738,621

Net Assets
Beginning of period	2,534,199,315	2,379,460,694
End of period	$2,375,829,797	$2,534,199,315

Undistributed net investment income	$4,293,892	$10,298,399

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class and 0.450% to 0.640% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 0.99% for the Investor Class, A Class, C Class and R Class, 0.79% for the Institutional Class and 0.64% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $177,459,357 and $217,258,421, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	1,028,555	$58,775,654	1,972,555	$117,198,082
Issued in reinvestment of distributions	2,504,217	142,014,170	3,711,291	200,706,584
Redeemed	(1,828,827)	(102,300,094)	(3,460,978)	(205,089,478)
	1,703,945	98,489,730	2,222,868	112,815,188
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	29,668	1,684,604	269,381	15,887,264
Issued in reinvestment of distributions	35,107	2,018,979	45,621	2,499,550
Redeemed	(76,555)	(4,367,348)	(254,396)	(15,401,415)
	(11,780)	(663,765)	60,606	2,985,399
A Class/Shares Authorized	75,000,000		75,000,000
Sold	68,492	3,769,805	188,110	11,072,552
Issued in reinvestment of distributions	43,484	2,422,041	62,450	3,320,470
Redeemed	(113,722)	(6,113,461)	(220,012)	(12,776,504)
	(1,746)	78,385	30,548	1,616,518
C Class/Shares Authorized	25,000,000		25,000,000
Sold	5,427	277,244	24,446	1,330,931
Issued in reinvestment of distributions	5,496	283,057	8,094	402,289
Redeemed	(17,208)	(874,397)	(31,467)	(1,733,109)
	(6,285)	(314,096)	1,073	111
R Class/Shares Authorized	40,000,000		40,000,000
Sold	5,732	328,343	4,876	283,145
Issued in reinvestment of distributions	3,414	189,769	5,062	268,899
Redeemed	(6,662)	(380,963)	(5,942)	(348,849)
	2,484	137,149	3,996	203,195
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	28,418	1,710,741	34,624	2,083,020
Issued in reinvestment of distributions	11,279	648,094	13,186	721,807
Redeemed	(38,691)	(2,225,356)	(13,768)	(824,070)
	1,006	133,479	34,042	1,980,757
Net increase (decrease)	1,687,624	$97,860,882	2,353,133	$119,601,168

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,283,655,722	$88,915,380	—
Temporary Cash Investments	4,303	19,925,431	—
	$2,283,660,025	$108,840,811	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$118,949	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,042,444	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $72,972,431.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $118,949 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $3,042,444 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $325,603 in net realized gain (loss) on foreign currency transactions and $(2,804,154) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

17

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,376,400,970
Gross tax appreciation of investments	$1,043,536,895
Gross tax depreciation of investments	(27,437,029)
Net tax appreciation (depreciation) of investments	$1,016,099,866

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$61.57	0.10	(2.47)	(2.37)	(0.25)	(3.50)	(3.75)	$55.45	(3.99)%	1.00%(4)	0.35%(4)	7%	$2,292,203
2015	$61.31	0.21	5.71	5.92	(0.24)	(5.42)	(5.66)	$61.57	10.93%	0.99%	0.35%	24%	$2,440,319
2014	$53.07	0.19	8.51	8.70	(0.24)	(0.22)	(0.46)	$61.31	16.50%	1.00%	0.34%	25%	$2,293,893
2013	$43.52	0.35	9.51	9.86	(0.31)	—	(0.31)	$53.07	22.80%	1.00%	0.74%	31%	$2,119,523
2012	$39.14	0.17	4.31	4.48	(0.10)	—	(0.10)	$43.52	11.50%	1.00%	0.41%	17%	$1,861,545
2011	$35.54	0.10	3.62	3.72	(0.12)	—	(0.12)	$39.14	10.49%	1.00%	0.26%	17%	$1,765,718
Institutional Class
2016(3)	$62.49	0.16	(2.51)	(2.35)	(0.37)	(3.50)	(3.87)	$56.27	(3.90)%	0.80%(4)	0.55%(4)	7%	$29,121
2015	$62.15	0.34	5.78	6.12	(0.36)	(5.42)	(5.78)	$62.49	11.16%	0.79%	0.55%	24%	$33,075
2014	$53.79	0.32	8.61	8.93	(0.35)	(0.22)	(0.57)	$62.15	16.74%	0.80%	0.54%	25%	$29,130
2013	$44.04	0.36	9.72	10.08	(0.33)	—	(0.33)	$53.79	23.05%	0.80%	0.94%	31%	$39,263
2012	$39.60	0.24	4.38	4.62	(0.18)	—	(0.18)	$44.04	11.73%	0.80%	0.61%	17%	$16,828
2011	$35.95	0.18	3.67	3.85	(0.20)	—	(0.20)	$39.60	10.73%	0.80%	0.46%	17%	$5,133

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$60.41	0.03	(2.43)	(2.40)	(0.10)	(3.50)	(3.60)	$54.41	(4.11)%	1.25%(4)	0.10%(4)	7%	$37,499
2015	$60.25	0.06	5.61	5.67	(0.09)	(5.42)	(5.51)	$60.41	10.67%	1.24%	0.10%	24%	$41,737
2014	$52.15	0.06	8.36	8.42	(0.10)	(0.22)	(0.32)	$60.25	16.21%	1.25%	0.09%	25%	$39,786
2013	$42.85	0.25	9.33	9.58	(0.28)	—	(0.28)	$52.15	22.48%	1.25%	0.49%	31%	$43,318
2012	$38.54	0.06	4.26	4.32	(0.01)	—	(0.01)	$42.85	11.22%	1.25%	0.16%	17%	$45,355
2011	$34.99	—(5)	3.58	3.58	(0.03)	—	(0.03)	$38.54	10.23%	1.25%	0.01%	17%	$24,573
C Class
2016(3)	$56.09	(0.16)	(2.25)	(2.41)	—	(3.50)	(3.50)	$50.18	(4.47)%	2.00%(4)	(0.65)%(4)	7%	$4,991
2015	$56.64	(0.36)	5.23	4.87	—	(5.42)	(5.42)	$56.09	9.83%	1.99%	(0.65)%	24%	$5,932
2014	$49.32	(0.34)	7.88	7.54	—	(0.22)	(0.22)	$56.64	15.34%	2.00%	(0.66)%	25%	$5,929
2013	$40.75	(0.14)	8.90	8.76	(0.19)	—	(0.19)	$49.32	21.57%	2.00%	(0.26)%	31%	$8,054
2012	$36.92	(0.25)	4.08	3.83	—	—	—	$40.75	10.37%	2.00%	(0.59)%	17%	$5,666
2011	$33.74	(0.28)	3.46	3.18	—	—	—	$36.92	9.43%	2.00%	(0.74)%	17%	$571
R Class
2016(3)	$60.21	(0.04)	(2.42)	(2.46)	—	(3.50)	(3.50)	$54.25	(4.23)%	1.50%(4)	(0.15)%(4)	7%	$3,104
2015	$60.12	(0.09)	5.60	5.51	—	(5.42)	(5.42)	$60.21	10.38%	1.49%	(0.15)%	24%	$3,295
2014	$52.07	(0.08)	8.35	8.27	—	(0.22)	(0.22)	$60.12	15.92%	1.50%	(0.16)%	25%	$3,050
2013	$42.86	0.03	9.43	9.46	(0.25)	—	(0.25)	$52.07	22.18%	1.50%	0.24%	31%	$3,275
2012	$38.64	(0.06)	4.28	4.22	—	—	—	$42.86	10.92%	1.50%	(0.09)%	17%	$1,456
2011	$35.14	(0.08)	3.58	3.50	—	—	—	$38.64	9.96%	1.50%	(0.24)%	17%	$59

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$62.51	0.20	(2.50)	(2.30)	(0.46)	(3.50)	(3.96)	$56.25	(3.81)%	0.65%(4)	0.70%(4)	7%	$8,912
2015	$62.18	0.41	5.79	6.20	(0.45)	(5.42)	(5.87)	$62.51	11.31%	0.64%	0.70%	24%	$9,841
2014	$53.81	0.18	8.84	9.02	(0.43)	(0.22)	(0.65)	$62.18	16.92%	0.65%	0.69%	25%	$7,672
2013(6)	$49.95	0.10	3.76	3.86	—	—	—	$53.81	7.73%	0.65%(4)	0.72%(4)	31%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89208 1606

Semiannual Report

April 30, 2016

Small Cap Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Tyler Technologies, Inc.	1.5%
Masonite International Corp.	1.4%
NuVasive, Inc.	1.3%
XPO Logistics, Inc.	1.3%
Adeptus Health, Inc., Class A	1.3%
Q2 Holdings, Inc.	1.2%
Belden, Inc.	1.2%
Bright Horizons Family Solutions, Inc.	1.2%
Headwaters, Inc.	1.2%
LogMeIn, Inc.	1.2%

Top Five Industries	% of net assets
Software	8.5%
Biotechnology	7.2%
Health Care Equipment and Supplies	6.4%
Hotels, Restaurants and Leisure	5.5%
Health Care Providers and Services	5.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.0%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$929.60	$6.52	1.36%
Institutional Class	$1,000	$930.70	$5.57	1.16%
A Class	$1,000	$928.60	$7.72	1.61%
C Class	$1,000	$926.10	$11.30	2.36%
R Class	$1,000	$927.50	$8.91	1.86%
R6 Class	$1,000	$931.60	$4.85	1.01%
Hypothetical
Investor Class	$1,000	$1,018.10	$6.82	1.36%
Institutional Class	$1,000	$1,019.10	$5.82	1.16%
A Class	$1,000	$1,016.86	$8.07	1.61%
C Class	$1,000	$1,013.13	$11.81	2.36%
R Class	$1,000	$1,015.61	$9.32	1.86%
R6 Class	$1,000	$1,019.84	$5.07	1.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.0%
Aerospace and Defense — 0.6%
Mercury Systems, Inc.(1)	153,588	$3,228,420
Air Freight and Logistics — 1.3%
XPO Logistics, Inc.(1)	237,077	7,145,501
Airlines — 0.2%
Allegiant Travel Co.	8,132	1,305,755
Auto Components — 0.9%
Tenneco, Inc.(1)	97,294	5,185,770
Banks — 2.9%
BankUnited, Inc.	143,305	4,944,023
Cathay General Bancorp.	154,366	4,711,250
FCB Financial Holdings, Inc., Class A(1)	177,046	6,187,758
		15,843,031
Beverages — 0.9%
Coca-Cola Bottling Co. Consolidated	32,243	5,138,567
Biotechnology — 7.2%
ACADIA Pharmaceuticals, Inc.(1)	73,229	2,365,297
Acceleron Pharma, Inc.(1)	32,643	977,658
Achillion Pharmaceuticals, Inc.(1)	105,071	898,357
Aimmune Therapeutics, Inc.(1)	76,476	990,364
Alder Biopharmaceuticals, Inc.(1)	58,116	1,542,980
Anacor Pharmaceuticals, Inc.(1)	61,922	3,884,986
Cepheid, Inc.(1)	49,737	1,419,494
Dynavax Technologies Corp.(1)	83,535	1,370,809
Eagle Pharmaceuticals, Inc.(1)	25,709	973,343
Exelixis, Inc.(1)	453,289	2,089,662
FibroGen, Inc.(1)	41,757	751,626
Halozyme Therapeutics, Inc.(1)	171,153	1,805,664
Heron Therapeutics, Inc.(1)	39,728	851,768
Kite Pharma, Inc.(1)	31,202	1,444,029
Ligand Pharmaceuticals, Inc., Class B(1)	15,582	1,883,396
Neurocrine Biosciences, Inc.(1)	74,168	3,380,578
Novavax, Inc.(1)	306,246	1,604,729
Ophthotech Corp.(1)	22,245	1,039,731
Portola Pharmaceuticals, Inc.(1)	46,519	1,105,292
Prothena Corp. plc(1)	40,050	1,729,760
Radius Health, Inc.(1)	53,709	1,912,040
Repligen Corp.(1)	31,269	833,006
Sarepta Therapeutics, Inc.(1)	31,956	453,456
Spark Therapeutics, Inc.(1)	33,036	1,185,662
TESARO, Inc.(1)	28,103	1,164,588
Ultragenyx Pharmaceutical, Inc.(1)	33,656	2,275,819
		39,934,094
Building Products — 3.0%
Apogee Enterprises, Inc.	136,693	5,664,558
Lennox International, Inc.	5,713	770,969

6

	Shares	Value
Masonite International Corp.(1)	112,744	$7,628,259
Trex Co., Inc.(1)	59,060	2,802,397
		16,866,183
Capital Markets — 1.0%
Evercore Partners, Inc., Class A	112,593	5,814,303
Chemicals — 2.4%
Minerals Technologies, Inc.	81,065	4,855,793
PolyOne Corp.	125,806	4,526,500
Sensient Technologies Corp.	58,491	3,933,520
		13,315,813
Commercial Services and Supplies — 1.8%
ABM Industries, Inc.	127,564	4,103,734
KAR Auction Services, Inc.	74,540	2,802,704
Multi-Color Corp.	55,812	3,339,232
		10,245,670
Communications Equipment — 0.7%
Ciena Corp.(1)	143,209	2,410,207
Infinera Corp.(1)	131,376	1,562,061
		3,972,268
Construction Materials — 2.0%
Headwaters, Inc.(1)	320,423	6,411,664
Summit Materials, Inc., Class A(1)	234,584	4,902,806
		11,314,470
Containers and Packaging — 0.8%
Berry Plastics Group, Inc.(1)	127,715	4,600,294
Distributors — 0.8%
LKQ Corp.(1)	137,196	4,397,132
Diversified Consumer Services — 3.9%
2U, Inc.(1)	100,522	2,817,631
Bright Horizons Family Solutions, Inc.(1)	98,019	6,432,007
Chegg, Inc.(1)	444,874	2,019,728
Houghton Mifflin Harcourt Co.(1)	292,323	5,995,545
Nord Anglia Education, Inc.(1)	197,121	4,184,879
		21,449,790
Diversified Financial Services — 1.6%
Bats Global Markets, Inc.(1)	231,836	5,496,832
MarketAxess Holdings, Inc.	25,583	3,140,569
		8,637,401
Electronic Equipment, Instruments and Components — 3.1%
Belden, Inc.	107,559	6,791,275
Dolby Laboratories, Inc., Class A	78,866	3,754,810
FEI Co.	35,129	3,127,184
TTM Technologies, Inc.(1)	569,179	3,711,047
		17,384,316
Food and Staples Retailing — 0.7%
Casey's General Stores, Inc.	32,756	3,668,672
Food Products — 0.4%
J&J Snack Foods Corp.	21,236	2,147,597
Health Care Equipment and Supplies — 6.4%
ABIOMED, Inc.(1)	29,151	2,831,728
Cantel Medical Corp.	32,066	2,148,101

7

	Shares	Value
ICU Medical, Inc.(1)	29,357	$2,916,324
Nevro Corp.(1)	59,716	4,015,901
NuVasive, Inc.(1)	139,000	7,358,660
STERIS plc	89,757	6,343,127
Tandem Diabetes Care, Inc.(1)	268,099	2,983,942
Teleflex, Inc.	8,163	1,271,632
West Pharmaceutical Services, Inc.	79,482	5,659,119
		35,528,534
Health Care Providers and Services — 5.4%
Adeptus Health, Inc., Class A(1)	104,762	7,136,387
American Renal Associates Holdings, Inc.(1)	227,710	6,403,205
ExamWorks Group, Inc.(1)	123,489	4,451,778
HealthEquity, Inc.(1)	127,877	3,216,107
Molina Healthcare, Inc.(1)	39,956	2,068,123
Team Health Holdings, Inc.(1)	64,222	2,686,406
VCA, Inc.(1)	61,818	3,892,680
		29,854,686
Health Care Technology — 1.3%
Evolent Health, Inc.(1)	191,627	2,301,440
HMS Holdings Corp.(1)	156,278	2,639,536
Press Ganey Holdings, Inc.(1)	75,451	2,298,992
		7,239,968
Hotels, Restaurants and Leisure — 5.5%
Bloomin' Brands, Inc.	201,566	3,769,284
Cedar Fair LP	58,747	3,411,438
ClubCorp Holdings, Inc.	352,738	4,709,052
Madison Square Garden Co. (The)(1)	25,148	3,947,733
Papa John's International, Inc.	64,430	3,646,094
Texas Roadhouse, Inc.	143,609	5,847,759
Vail Resorts, Inc.	40,419	5,239,919
		30,571,279
Household Durables — 1.1%
Installed Building Products, Inc.(1)	110,807	2,945,250
Universal Electronics, Inc.(1)	45,659	3,032,214
		5,977,464
Household Products — 0.2%
Central Garden & Pet Co.(1)	80,861	1,317,226
Insurance — 1.3%
Allied World Assurance Co. Holdings Ltd.	91,638	3,260,480
First American Financial Corp.	103,818	3,739,524
		7,000,004
Internet Software and Services — 4.2%
comScore, Inc.(1)	50,445	1,544,626
CoStar Group, Inc.(1)	10,575	2,086,553
inContact, Inc.(1)	668,582	6,224,498
LogMeIn, Inc.(1)	107,374	6,410,228
Q2 Holdings, Inc.(1)	284,891	6,811,744
		23,077,649
IT Services — 3.4%
EPAM Systems, Inc.(1)	81,840	5,968,591
MAXIMUS, Inc.	89,338	4,725,980
8

	Shares	Value
Science Applications International Corp.	113,926	$6,048,332
Virtusa Corp.(1)	62,271	2,213,111
		18,956,014
Leisure Products — 0.9%
Brunswick Corp.	96,428	4,631,437
MCBC Holdings, Inc.(1)	40,650	545,523
		5,176,960
Life Sciences Tools and Services — 1.1%
PAREXEL International Corp.(1)	97,099	5,932,749
Machinery — 5.4%
EnPro Industries, Inc.	84,680	4,960,554
ITT Corp.	116,215	4,459,170
John Bean Technologies Corp.	93,020	4,850,063
Middleby Corp. (The)(1)	45,709	5,011,535
Rexnord Corp.(1)	265,419	5,786,134
Woodward, Inc.	84,972	4,606,332
		29,673,788
Metals and Mining — 0.6%
Ferroglobe plc	314,991	3,209,758
Oil, Gas and Consumable Fuels — 2.0%
Callon Petroleum Co.(1)	319,962	3,362,801
Carrizo Oil & Gas, Inc.(1)	87,512	3,095,299
Enviva Partners, LP	205,606	4,669,312
		11,127,412
Pharmaceuticals — 1.8%
Cempra, Inc.(1)	54,979	930,795
Dermira, Inc.(1)	38,953	985,121
Horizon Pharma plc(1)	100,316	1,541,857
Pacira Pharmaceuticals, Inc.(1)	53,112	2,873,890
Supernus Pharmaceuticals, Inc.(1)	119,229	2,045,970
TherapeuticsMD, Inc.(1)	173,989	1,435,409
		9,813,042
Professional Services — 1.0%
Korn / Ferry International	214,459	5,820,417
Real Estate Investment Trusts (REITs) — 2.1%
CyrusOne, Inc.	95,856	4,230,125
Sovran Self Storage, Inc.	30,010	3,187,662
Sun Communities, Inc.	61,125	4,148,554
		11,566,341
Real Estate Management and Development — 0.9%
FirstService Corp.	106,420	4,781,987
Semiconductors and Semiconductor Equipment — 3.6%
Cavium, Inc.(1)	58,846	2,905,227
Integrated Device Technology, Inc.(1)	125,287	2,415,533
M/A-COM Technology Solutions Holdings, Inc.(1)	84,226	3,444,001
Microsemi Corp.(1)	166,753	5,634,584
Monolithic Power Systems, Inc.	49,704	3,102,524
Synaptics, Inc.(1)	31,493	2,253,324
		19,755,193
Software — 8.5%
Aspen Technology, Inc.(1)	81,596	3,103,096

9

	Shares	Value
Callidus Software, Inc.(1)	338,214	$6,189,316
Guidewire Software, Inc.(1)	85,083	4,847,178
Manhattan Associates, Inc.(1)	101,871	6,167,270
Paylocity Holding Corp.(1)	84,266	3,224,860
Proofpoint, Inc.(1)	37,434	2,180,905
RingCentral, Inc., Class A(1)	222,257	4,240,664
SecureWorks Corp., Class A(1)	279,069	3,719,990
Synchronoss Technologies, Inc.(1)	156,329	4,857,142
Tyler Technologies, Inc.(1)	58,672	8,590,168
		47,120,589
Specialty Retail — 1.6%
Burlington Stores, Inc.(1)	106,534	6,069,242
Francesca's Holdings Corp.(1)	182,964	3,037,202
		9,106,444
Technology Hardware, Storage and Peripherals — 0.9%
Super Micro Computer, Inc.(1)	183,555	4,939,465
Textiles, Apparel and Luxury Goods — 1.1%
G-III Apparel Group Ltd.(1)	51,386	2,325,217
Skechers U.S.A., Inc., Class A(1)	114,805	3,794,305
		6,119,522
Trading Companies and Distributors — 0.5%
Titan Machinery, Inc.(1)	213,554	2,776,202
TOTAL COMMON STOCKS (Cost $522,086,442)		538,037,740
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $5,709,328), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $5,596,804)		5,596,734
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $9,519,431), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $9,331,062)		9,331,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,316	3,316
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,931,050)		14,931,050
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $537,017,492)		552,968,790
OTHER ASSETS AND LIABILITIES — 0.3%		1,576,724
TOTAL NET ASSETS — 100.0%		$554,545,514

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	144,391	USD	112,086	Morgan Stanley	6/30/16	$2,995
CAD	139,510	USD	110,082	Morgan Stanley	6/30/16	1,108
CAD	147,198	USD	116,069	Morgan Stanley	6/30/16	1,249
CAD	137,062	USD	108,444	Morgan Stanley	6/30/16	795
CAD	124,180	USD	98,381	Morgan Stanley	6/30/16	592
CAD	140,198	USD	111,297	Morgan Stanley	6/30/16	442
USD	4,393,219	CAD	5,798,126	Morgan Stanley	6/30/16	(227,944)
USD	139,914	CAD	184,311	Morgan Stanley	6/30/16	(6,984)
USD	109,456	CAD	140,589	Morgan Stanley	6/30/16	(2,595)
						$(230,342)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $537,017,492)	$552,968,790
Receivable for investments sold	8,209,368
Receivable for capital shares sold	424,011
Unrealized appreciation on forward foreign currency exchange contracts	7,181
Dividends and interest receivable	47,092
561,656,442

Liabilities
Payable for investments purchased	6,051,032
Payable for capital shares redeemed	235,329
Unrealized depreciation on forward foreign currency exchange contracts	237,523
Accrued management fees	560,413
Distribution and service fees payable	26,631
7,110,928

Net Assets	$554,545,514

Net Assets Consist of:
Capital (par value and paid-in surplus)	$633,700,175
Accumulated net investment loss	(5,687,780)
Accumulated net realized loss	(89,188,330)
Net unrealized appreciation	15,721,449
$554,545,514

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$140,016,307	11,530,151	$12.14
Institutional Class, $0.01 Par Value	$289,051,265	23,402,097	$12.35
A Class, $0.01 Par Value	$84,817,274	7,168,751	$11.83*
C Class, $0.01 Par Value	$9,797,710	889,319	$11.02
R Class, $0.01 Par Value	$2,336,586	200,632	$11.65
R6 Class, $0.01 Par Value	$28,526,372	2,300,562	$12.40
*Maximum offering price $12.55 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,818)	$1,520,895
Interest	7,308
1,528,203

Expenses:
Management fees	3,388,155
Distribution and service fees:
A Class	112,093
C Class	52,381
R Class	5,368
Directors' fees and expenses	10,182
Other expenses	2,377
3,570,556

Net investment income (loss)	(2,042,353)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(9,613,554)
Foreign currency transactions	(23,552)
(9,637,106)

Change in net unrealized appreciation (depreciation) on:
Investments	(28,389,724)
Translation of assets and liabilities in foreign currencies	(184,480)
(28,574,204)

Net realized and unrealized gain (loss)	(38,211,310)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,253,663)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$(2,042,353)	$(4,185,255)
Net realized gain (loss)	(9,637,106)	30,475,460
Change in net unrealized appreciation (depreciation)	(28,574,204)	(44,585,039)
Net increase (decrease) in net assets resulting from operations	(40,253,663)	(18,294,834)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	27,746,001	210,144,181

Redemption Fees
Increase in net assets from redemption fees	21,571	55,952

Net increase (decrease) in net assets	(12,486,091)	191,905,299

Net Assets
Beginning of period	567,031,605	375,126,306
End of period	$554,545,514	$567,031,605

Accumulated net investment loss	$(5,687,780)	$(3,645,427)

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

16

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.500% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.300% for the Institutional Class and 0.750% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 1.36% for the Investor Class, A Class, C Class and R Class, 1.16% for the Institutional Class and 1.01% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $323,516,480 and $297,883,374, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	165,000,000		165,000,000
Sold	843,543	$10,047,472	4,048,244	$57,398,527
Redeemed	(2,446,599)	(29,228,259)	(4,195,236)	(58,081,513)
	(1,603,056)	(19,180,787)	(146,992)	(682,986)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	6,361,851	78,130,374	15,295,628	226,693,536
Redeemed	(2,254,275)	(27,561,471)	(1,577,566)	(22,030,720)
	4,107,576	50,568,903	13,718,062	204,662,816
A Class/Shares Authorized	110,000,000		110,000,000
Sold	328,771	3,886,179	1,587,003	21,914,685
Redeemed	(1,302,172)	(15,190,399)	(1,422,136)	(19,220,665)
	(973,401)	(11,304,220)	164,867	2,694,020
B Class/Shares Authorized	20,000,000		20,000,000
Sold			2,498	34,126
Redeemed			(59,417)	(728,188)
			(56,919)	(694,062)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	78,742	882,914	189,291	2,418,796
Redeemed	(151,812)	(1,646,931)	(219,855)	(2,808,119)
	(73,070)	(764,017)	(30,564)	(389,323)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	78,394	924,210	84,279	1,131,737
Redeemed	(47,851)	(557,783)	(25,023)	(330,330)
	30,543	366,427	59,256	801,407
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	879,928	11,112,997	532,300	7,687,468
Redeemed	(249,846)	(3,053,302)	(277,834)	(3,935,159)
	630,082	8,059,695	254,466	3,752,309
Net increase (decrease)	2,118,674	$27,746,001	13,962,176	$210,144,181

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$533,255,753	$4,781,987	—
Temporary Cash Investments	3,316	14,927,734	—
	$533,259,069	$19,709,721	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,181	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$237,523	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,460,340.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $7,181 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $237,523 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(23,289) in net realized gain (loss) on foreign currency transactions and $(184,973) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

19

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$542,068,838
Gross tax appreciation of investments	$44,708,477
Gross tax depreciation of investments	(33,808,525)
Net tax appreciation (depreciation) of investments	$10,899,952

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(74,076,823), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of October 31, 2015, the fund had late-year ordinary loss deferrals of $(3,690,796), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$13.06	(0.05)	(0.87)	(0.92)	—	$12.14	(7.04)%	1.36%(4)	(0.80)%(4)	55%	$140,016
2015	$12.82	(0.13)	0.37	0.24	—	$13.06	1.87%	1.39%	(0.92)%	100%	$171,490
2014	$11.95	(0.11)	0.98	0.87	—	$12.82	7.28%	1.40%	(0.93)%	75%	$170,316
2013	$8.79	(0.05)	3.23	3.18	(0.02)	$11.95	36.23%	1.42%	(0.47)%	80%	$199,294
2012	$8.06	(0.01)	0.74	0.73	—	$8.79	9.06%	1.42%	(0.12)%	62%	$144,021
2011	$7.45	(0.07)	0.68	0.61	—	$8.06	8.19%	1.40%	(0.84)%	108%	$166,243
Institutional Class
2016(3)	$13.27	(0.04)	(0.88)	(0.92)	—	$12.35	(6.93)%	1.16%(4)	(0.60)%(4)	55%	$289,051
2015	$13.01	(0.10)	0.36	0.26	—	$13.27	2.00%	1.17%	(0.70)%	100%	$256,001
2014	$12.10	(0.09)	1.00	0.91	—	$13.01	7.52%	1.20%	(0.73)%	75%	$72,542
2013	$8.88	(0.02)	3.26	3.24	(0.02)	$12.10	36.61%	1.22%	(0.27)%	80%	$103,520
2012	$8.13	0.01	0.74	0.75	—	$8.88	9.23%	1.22%	0.08%	62%	$96,092
2011	$7.50	(0.05)	0.68	0.63	—	$8.13	8.40%	1.20%	(0.64)%	108%	$105,520

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$12.74	(0.06)	(0.85)	(0.91)	—	$11.83	(7.14)%	1.61%(4)	(1.05)%(4)	55%	$84,817
2015	$12.54	(0.16)	0.36	0.20	—	$12.74	1.59%	1.64%	(1.17)%	100%	$103,713
2014	$11.72	(0.14)	0.96	0.82	—	$12.54	7.00%	1.65%	(1.18)%	75%	$100,051
2013	$8.63	(0.07)	3.17	3.10	(0.01)	$11.72	36.00%	1.67%	(0.72)%	80%	$114,080
2012	$7.94	(0.03)	0.72	0.69	—	$8.63	8.69%	1.67%	(0.37)%	62%	$98,665
2011	$7.35	(0.09)	0.68	0.59	—	$7.94	8.03%	1.65%	(1.09)%	108%	$115,741
C Class
2016(3)	$11.91	(0.10)	(0.79)	(0.89)	—	$11.02	(7.39)%	2.36%(4)	(1.80)%(4)	55%	$9,798
2015	$11.81	(0.24)	0.34	0.10	—	$11.91	0.76%	2.39%	(1.92)%	100%	$11,458
2014	$11.12	(0.22)	0.91	0.69	—	$11.81	6.21%	2.40%	(1.93)%	75%	$11,727
2013	$8.24	(0.14)	3.02	2.88	—	$11.12	34.95%	2.42%	(1.47)%	80%	$13,171
2012	$7.63	(0.09)	0.70	0.61	—	$8.24	7.99%	2.42%	(1.12)%	62%	$11,291
2011	$7.13	(0.15)	0.65	0.50	—	$7.63	7.01%	2.40%	(1.84)%	108%	$12,691
R Class
2016(3)	$12.55	(0.07)	(0.83)	(0.90)	—	$11.65	(7.25)%	1.86%(4)	(1.30)%(4)	55%	$2,337
2015	$12.39	(0.19)	0.35	0.16	—	$12.55	1.29%	1.89%	(1.42)%	100%	$2,135
2014	$11.61	(0.17)	0.95	0.78	—	$12.39	6.72%	1.90%	(1.43)%	75%	$1,373
2013	$8.56	(0.10)	3.16	3.06	(0.01)	$11.61	35.73%	1.92%	(0.97)%	80%	$2,022
2012	$7.89	(0.04)	0.71	0.67	—	$8.56	8.49%	1.92%	(0.62)%	62%	$1,570
2011	$7.33	(0.11)	0.67	0.56	—	$7.89	7.64%	1.90%	(1.34)%	108%	$1,266

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$13.31	(0.03)	(0.88)	(0.91)	—	$12.40	(6.84)%	1.01%(4)	(0.45)%(4)	55%	$28,526
2015	$13.03	(0.08)	0.36	0.28	—	$13.31	2.15%	1.04%	(0.57)%	100%	$22,235
2014	$12.10	(0.08)	1.01	0.93	—	$13.03	7.69%	1.07%	(0.60)%	75%	$18,447
2013(5)	$11.33	(0.02)	0.79	0.77	—	$12.10	6.80%	1.05%(4)	(0.55)%(4)	80%(6)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through October 31, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89218 1606

Semiannual Report

April 30, 2016

Ultra® Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	7.4%
Alphabet, Inc.*	5.8%
Amazon.com, Inc.	4.2%
Facebook, Inc., Class A	3.6%
Visa, Inc., Class A	3.2%
Starbucks Corp.	3.0%
UnitedHealth Group, Inc.	3.0%
MasterCard, Inc., Class A	2.9%
Gilead Sciences, Inc.	2.8%
Celgene Corp.	2.7%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	11.9%
Biotechnology	7.8%
Technology Hardware, Storage and Peripherals	7.3%
IT Services	6.0%
Media	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.7)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$960.30	$4.78	0.98%
Institutional Class	$1,000	$961.00	$3.80	0.78%
A Class	$1,000	$959.00	$5.99	1.23%
C Class	$1,000	$955.50	$9.63	1.98%
R Class	$1,000	$957.70	$7.20	1.48%
R6 Class	$1,000	$962.00	$3.07	0.63%
Hypothetical
Investor Class	$1,000	$1,019.99	$4.92	0.98%
Institutional Class	$1,000	$1,020.99	$3.92	0.78%
A Class	$1,000	$1,018.75	$6.17	1.23%
C Class	$1,000	$1,015.02	$9.92	1.98%
R Class	$1,000	$1,017.50	$7.42	1.48%
R6 Class	$1,000	$1,021.73	$3.17	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 3.5%
Boeing Co. (The)	1,262,000	$170,117,600
Rockwell Collins, Inc.	521,000	45,946,990
United Technologies Corp.	648,000	67,631,760
		283,696,350
Automobiles — 1.4%
Tesla Motors, Inc.(1)	476,000	114,601,760
Banks — 1.9%
JPMorgan Chase & Co.	1,722,000	108,830,400
U.S. Bancorp	1,006,000	42,946,140
		151,776,540
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A(1)	275,000	42,922,000
Constellation Brands, Inc., Class A	972,000	151,690,320
		194,612,320
Biotechnology — 7.8%
Alexion Pharmaceuticals, Inc.(1)	197,000	27,438,160
Celgene Corp.(1)	2,124,000	219,642,840
Gilead Sciences, Inc.	2,541,000	224,141,610
Ionis Pharmaceuticals, Inc.(1)	494,000	20,239,180
Kite Pharma, Inc.(1)	241,000	11,153,480
Regeneron Pharmaceuticals, Inc.(1)	304,000	114,519,840
Spark Therapeutics, Inc.(1)	326,000	11,700,140
		628,835,250
Capital Markets — 1.3%
Franklin Resources, Inc.	842,000	31,440,280
T. Rowe Price Group, Inc.	939,000	70,697,310
		102,137,590
Chemicals — 2.1%
Ecolab, Inc.	755,000	86,809,900
Monsanto Co.	862,000	80,752,160
		167,562,060
Commercial Services and Supplies — 0.5%
Stericycle, Inc.(1)	382,078	36,511,374
Consumer Finance — 0.4%
American Express Co.	527,000	34,481,610
Electrical Equipment — 1.8%
Acuity Brands, Inc.	535,000	130,481,150
Eaton Corp. plc	212,000	13,413,240
		143,894,390
Energy Equipment and Services — 0.5%
Core Laboratories NV	307,000	41,033,620
Food and Staples Retailing — 2.3%
Costco Wholesale Corp.	1,274,000	188,717,620
Food Products — 1.3%
Mead Johnson Nutrition Co.	1,185,000	103,272,750

6

	Shares	Value
Health Care Equipment and Supplies — 3.2%
Intuitive Surgical, Inc.(1)	295,342	$184,990,415
St. Jude Medical, Inc.	974,000	74,218,800
		259,209,215
Health Care Providers and Services — 3.7%
Cigna Corp.	424,000	58,740,960
UnitedHealth Group, Inc.	1,832,000	241,237,760
		299,978,720
Health Care Technology — 0.5%
Cerner Corp.(1)	776,000	43,564,640
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	74,000	31,151,780
Starbucks Corp.	4,336,000	243,813,280
		274,965,060
Insurance — 1.1%
MetLife, Inc.	1,997,000	90,064,700
Internet and Catalog Retail — 4.6%
Amazon.com, Inc.(1)	516,000	340,348,440
Netflix, Inc.(1)	342,000	30,790,260
		371,138,700
Internet Software and Services — 11.9%
Alphabet, Inc., Class A(1)	323,794	229,207,297
Alphabet, Inc., Class C(1)	342,000	237,009,420
Baidu, Inc. ADR(1)	318,000	61,787,400
Facebook, Inc., Class A(1)	2,471,000	290,540,180
LinkedIn Corp., Class A(1)	630,000	78,945,300
Tencent Holdings Ltd.	3,215,000	65,859,235
		963,348,832
IT Services — 6.0%
MasterCard, Inc., Class A	2,381,850	231,015,631
Visa, Inc., Class A	3,297,000	254,660,280
		485,675,911
Machinery — 4.3%
Cummins, Inc.	794,000	92,921,820
Donaldson Co., Inc.	690,000	22,549,200
Flowserve Corp.	1,202,000	58,669,620
WABCO Holdings, Inc.(1)	663,000	74,362,080
Wabtec Corp.	1,205,000	99,930,650
		348,433,370
Media — 5.7%
Scripps Networks Interactive, Inc., Class A	963,000	60,043,050
Time Warner, Inc.	2,409,000	181,012,260
Walt Disney Co. (The)	2,099,000	216,742,740
		457,798,050
Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.(1)	280,000	32,527,600
EOG Resources, Inc.	603,000	49,819,860
		82,347,460
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	1,718,000	164,704,660

7

	Shares	Value
Pharmaceuticals — 1.9%
Eli Lilly & Co.	661,000	$49,925,330
Pfizer, Inc.	3,049,000	99,732,790
		149,658,120
Professional Services — 1.3%
Nielsen Holdings plc	1,968,000	102,611,520
Road and Rail — 0.7%
J.B. Hunt Transport Services, Inc.	652,000	54,037,760
Semiconductors and Semiconductor Equipment — 1.2%
ARM Holdings plc	2,703,000	37,026,478
Linear Technology Corp.	1,425,000	63,384,000
		100,410,478
Software — 3.1%
NetSuite, Inc.(1)	596,000	48,299,840
Oracle Corp.	1,678,000	66,885,080
salesforce.com, inc.(1)	1,332,000	100,965,600
Splunk, Inc.(1)	622,000	32,331,560
		248,482,080
Specialty Retail — 3.3%
O'Reilly Automotive, Inc.(1)	403,000	105,860,040
TJX Cos., Inc. (The)	2,089,000	158,387,980
		264,248,020
Technology Hardware, Storage and Peripherals — 7.3%
Apple, Inc.	6,336,315	593,966,168
Textiles, Apparel and Luxury Goods — 3.9%
Burberry Group plc	1,742,000	30,263,913
NIKE, Inc., Class B	3,269,000	192,674,859
Under Armour, Inc., Class A(1)	1,000,000	43,940,000
Under Armour, Inc., Class C(1)	1,115,000	45,492,000
		312,370,772
Tobacco — 1.9%
Philip Morris International, Inc.	1,587,000	155,716,440
TOTAL COMMON STOCKS (Cost $3,849,928,803)		8,013,863,910
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $46,549,885), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $45,632,443)		45,631,873
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $77,607,075), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $76,079,507)		76,079,000
State Street Institutional Liquid Reserves Fund, Premier Class	163,365	163,365
TOTAL TEMPORARY CASH INVESTMENTS (Cost $121,874,238)		121,874,238
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $3,971,803,041)		8,135,738,148
OTHER ASSETS AND LIABILITIES — (0.7)%		(56,374,671)
TOTAL NET ASSETS — 100.0%		$8,079,363,477

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,658,877	USD	2,368,840	Credit Suisse AG	6/30/16	$55,446
GBP	1,373,940	USD	1,980,179	Credit Suisse AG	6/30/16	27,699
GBP	994,870	USD	1,448,282	Credit Suisse AG	6/30/16	5,623
USD	61,047,736	GBP	43,253,933	Credit Suisse AG	6/30/16	(2,163,631)
						$(2,074,863)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,971,803,041)	$8,135,738,148
Foreign currency holdings, at value (cost of $674,347)	681,035
Receivable for investments sold	10,157,900
Receivable for capital shares sold	590,399
Unrealized appreciation on forward foreign currency exchange contracts	88,768
Dividends and interest receivable	2,781,189
8,150,037,439

Liabilities
Payable for investments purchased	59,610,487
Payable for capital shares redeemed	2,334,723
Unrealized depreciation on forward foreign currency exchange contracts	2,163,631
Accrued management fees	6,544,622
Distribution and service fees payable	20,499
70,673,962

Net Assets	$8,079,363,477

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,803,581,714
Undistributed net investment income	7,883,622
Undistributed net realized gain	106,061,127
Net unrealized appreciation	4,161,837,014
$8,079,363,477

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,735,982,426	224,705,642	$34.43
Institutional Class, $0.01 Par Value	$221,648,558	6,250,239	$35.46
A Class, $0.01 Par Value	$67,988,762	2,051,396	$33.14*
C Class, $0.01 Par Value	$2,997,292	102,891	$29.13
R Class, $0.01 Par Value	$9,060,765	278,426	$32.54
R6 Class, $0.01 Par Value	$41,685,674	1,175,718	$35.46
*Maximum offering price $35.16 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $31,103)	$47,230,431
Interest	59,383
47,289,814

Expenses:
Management fees	39,218,320
Distribution and service fees:
A Class	87,027
C Class	15,465
R Class	22,450
Directors' fees and expenses	158,815
Other expenses	1,525
39,503,602

Net investment income (loss)	7,786,212

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	117,066,127
Foreign currency transactions	5,762,693
122,828,820

Change in net unrealized appreciation (depreciation) on:
Investments	(473,423,913)
Translation of assets and liabilities in foreign currencies	(1,916,474)
(475,340,387)

Net realized and unrealized gain (loss)	(352,511,567)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(344,725,355)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$7,786,212	$18,439,966
Net realized gain (loss)	122,828,820	436,628,785
Change in net unrealized appreciation (depreciation)	(475,340,387)	326,333,175
Net increase (decrease) in net assets resulting from operations	(344,725,355)	781,401,926

Distributions to Shareholders
From net investment income:
Investor Class	(17,978,057)	(25,643,784)
Institutional Class	(931,198)	(1,043,481)
A Class	—	(57,827)
R6 Class	(211,120)	(199,356)
From net realized gains:
Investor Class	(396,365,081)	(539,477,977)
Institutional Class	(10,890,656)	(13,666,153)
A Class	(3,822,340)	(5,033,302)
C Class	(191,807)	(192,382)
R Class	(482,530)	(590,316)
R6 Class	(1,825,199)	(2,035,262)
Decrease in net assets from distributions	(432,697,988)	(587,939,840)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	256,064,274	105,215,556

Net increase (decrease) in net assets	(521,359,069)	298,677,642

Net Assets
Beginning of period	8,600,722,546	8,302,044,904
End of period	$8,079,363,477	$8,600,722,546

Undistributed net investment income	$7,883,622	$19,217,785

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class and 0.450% to 0.640% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 0.98% for the Investor Class, A Class, C Class and R Class, 0.78% for the Institutional Class and 0.63% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $689,004,868 and $793,831,965, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,500,000,000		3,500,000,000
Sold	3,888,028	$134,124,788	5,798,421	$211,134,665
Issued in reinvestment of distributions	11,470,135	400,537,097	16,395,880	546,966,769
Redeemed	(9,466,297)	(327,359,195)	(17,932,247)	(653,514,757)
	5,891,866	207,302,690	4,262,054	104,586,677
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	963,084	36,501,100	729,215	27,402,685
Issued in reinvestment of distributions	322,809	11,601,769	419,817	14,391,326
Redeemed	(316,591)	(11,053,055)	(1,478,946)	(54,360,741)
	969,302	37,049,814	(329,914)	(12,566,730)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	575,075	19,097,043	426,909	15,057,252
Issued in reinvestment of distributions	108,105	3,636,643	152,311	4,905,938
Redeemed	(608,141)	(19,879,509)	(596,724)	(20,989,171)
	75,039	2,854,177	(17,504)	(1,025,981)
C Class/Shares Authorized	40,000,000		40,000,000
Sold	29,398	890,539	27,705	866,318
Issued in reinvestment of distributions	5,377	159,439	4,717	135,843
Redeemed	(23,589)	(676,441)	(17,303)	(539,564)
	11,186	373,537	15,119	462,597
R Class/Shares Authorized	50,000,000		50,000,000
Sold	57,534	1,870,378	92,187	3,206,940
Issued in reinvestment of distributions	13,601	449,650	17,210	546,763
Redeemed	(61,520)	(1,988,379)	(65,738)	(2,245,047)
	9,615	331,649	43,659	1,508,656
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	269,141	9,647,910	425,005	16,007,551
Issued in reinvestment of distributions	56,706	2,036,319	65,225	2,234,618
Redeemed	(98,842)	(3,531,822)	(160,774)	(5,991,832)
	227,005	8,152,407	329,456	12,250,337
Net increase (decrease)	7,184,013	$256,064,274	4,302,870	$105,215,556

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,880,714,284	$133,149,626	—
Temporary Cash Investments	163,365	121,710,873	—
	$7,880,877,649	$254,860,499	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$88,768	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,163,631	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $80,904,724.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $88,768 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $2,163,631 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $5,803,294 in net realized gain (loss) on foreign currency transactions and $(1,956,138) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,992,647,021
Gross tax appreciation of investments	$4,216,649,748
Gross tax depreciation of investments	(73,558,621)
Net tax appreciation (depreciation) of investments	$4,143,091,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$37.81	0.03	(1.51)	(1.48)	(0.08)	(1.82)	(1.90)	$34.43	(3.97)%	0.98%(4)	0.98%(4)	0.19%(4)	0.19%(4)	9%	$7,735,982
2015	$37.20	0.08	3.18	3.26	(0.12)	(2.53)	(2.65)	$37.81	9.72%	0.98%	0.98%	0.22%	0.22%	16%	$8,273,589
2014	$33.56	0.10	4.96	5.06	(0.10)	(1.32)	(1.42)	$37.20	15.66%	1.00%	1.01%	0.29%	0.28%	16%	$7,981,781
2013	$25.68	0.15	7.86	8.01	(0.13)	—	(0.13)	$33.56	31.34%	0.99%	0.99%	0.52%	0.52%	26%	$7,338,222
2012	$23.42	0.06	2.20	2.26	—	—	—	$25.68	9.65%	0.99%	0.99%	0.26%	0.26%	13%	$6,194,268
2011	$21.22	0.04	2.20	2.24	(0.04)	—	(0.04)	$23.42	10.59%	0.99%	0.99%	0.16%	0.16%	13%	$5,984,972
Institutional Class
2016(3)	$38.93	0.07	(1.56)	(1.49)	(0.16)	(1.82)	(1.98)	$35.46	(3.90)%	0.78%(4)	0.78%(4)	0.39%(4)	0.39%(4)	9%	$221,649
2015	$38.22	0.16	3.27	3.43	(0.19)	(2.53)	(2.72)	$38.93	9.96%	0.78%	0.78%	0.42%	0.42%	16%	$205,574
2014	$34.44	0.17	5.10	5.27	(0.17)	(1.32)	(1.49)	$38.22	15.90%	0.80%	0.81%	0.49%	0.48%	16%	$214,464
2013	$26.32	0.17	8.10	8.27	(0.15)	—	(0.15)	$34.44	31.56%	0.79%	0.79%	0.72%	0.72%	26%	$202,118
2012	$23.95	0.12	2.25	2.37	—	—	—	$26.32	9.90%	0.79%	0.79%	0.46%	0.46%	13%	$52,362
2011	$21.69	0.08	2.27	2.35	(0.09)	—	(0.09)	$23.95	10.85%	0.79%	0.79%	0.36%	0.36%	13%	$52,751

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$36.43	(0.01)	(1.46)	(1.47)	—	(1.82)	(1.82)	$33.14	(4.10)%	1.23%(4)	1.23%(4)	(0.06)%(4)	(0.06)%(4)	9%	$67,989
2015	$35.94	(0.01)	3.06	3.05	(0.03)	(2.53)	(2.56)	$36.43	9.46%	1.23%	1.23%	(0.03)%	(0.03)%	16%	$72,004
2014	$32.46	0.01	4.81	4.82	(0.02)	(1.32)	(1.34)	$35.94	15.35%	1.25%	1.26%	0.04%	0.03%	16%	$71,650
2013	$24.89	0.08	7.60	7.68	(0.11)	—	(0.11)	$32.46	30.99%	1.24%	1.24%	0.27%	0.27%	26%	$71,063
2012	$22.75	—(5)	2.14	2.14	—	—	—	$24.89	9.41%	1.24%	1.24%	0.01%	0.01%	13%	$63,461
2011	$20.62	(0.02)	2.15	2.13	—	—	—	$22.75	10.33%	1.24%	1.24%	(0.09)%	(0.09)%	13%	$62,304
C Class
2016(3)	$32.36	(0.12)	(1.29)	(1.41)	—	(1.82)	(1.82)	$29.13	(4.45)%	1.98%(4)	1.98%(4)	(0.81)%(4)	(0.81)%(4)	9%	$2,997
2015	$32.41	(0.25)	2.73	2.48	—	(2.53)	(2.53)	$32.36	8.63%	1.98%	1.98%	(0.78)%	(0.78)%	16%	$2,968
2014	$29.60	(0.22)	4.35	4.13	—	(1.32)	(1.32)	$32.41	14.51%	2.00%	2.01%	(0.71)%	(0.72)%	16%	$2,482
2013	$22.83	(0.13)	6.96	6.83	(0.06)	—	(0.06)	$29.60	29.98%	1.99%	1.99%	(0.48)%	(0.48)%	26%	$2,077
2012	$21.02	(0.17)	1.98	1.81	—	—	—	$22.83	8.61%	1.99%	1.99%	(0.74)%	(0.74)%	13%	$1,464
2011	$19.20	(0.17)	1.99	1.82	—	—	—	$21.02	9.48%	1.99%	1.99%	(0.84)%	(0.84)%	13%	$678
R Class
2016(3)	$35.85	(0.05)	(1.44)	(1.49)	—	(1.82)	(1.82)	$32.54	(4.23)%	1.48%(4)	1.48%(4)	(0.31)%(4)	(0.31)%(4)	9%	$9,061
2015	$35.46	(0.10)	3.02	2.92	—	(2.53)	(2.53)	$35.85	9.19%	1.48%	1.48%	(0.28)%	(0.28)%	16%	$9,637
2014	$32.10	(0.08)	4.76	4.68	—	(1.32)	(1.32)	$35.46	15.08%	1.50%	1.51%	(0.21)%	(0.22)%	16%	$7,983
2013	$24.66	0.01	7.53	7.54	(0.10)	—	(0.10)	$32.10	30.66%	1.49%	1.49%	0.02%	0.02%	26%	$6,556
2012	$22.60	(0.06)	2.12	2.06	—	—	—	$24.66	9.12%	1.49%	1.49%	(0.24)%	(0.24)%	13%	$5,595
2011	$20.54	(0.08)	2.14	2.06	—	—	—	$22.60	10.03%	1.49%	1.49%	(0.34)%	(0.34)%	13%	$4,173

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$38.95	0.09	(1.55)	(1.46)	(0.21)	(1.82)	(2.03)	$35.46	(3.80)%	0.63%(4)	0.63%(4)	0.54%(4)	0.54%(4)	9%	$41,686
2015	$38.25	0.20	3.28	3.48	(0.25)	(2.53)	(2.78)	$38.95	10.12%	0.63%	0.63%	0.57%	0.57%	16%	$36,951
2014	$34.46	0.05	5.28	5.33	(0.22)	(1.32)	(1.54)	$38.25	16.06%	0.65%	0.66%	0.64%	0.63%	16%	$23,684
2013(6)	$31.57	0.05	2.84	2.89	—	—	—	$34.46	9.15%	0.63%(4)	0.64%(4)	0.61%(4)	0.60%(4)	26%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89215 1606

Semiannual Report

April 30, 2016

Veedot® Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	2.5%
Microsoft Corp.	1.8%
Exxon Mobil Corp.	1.5%
Home Depot, Inc. (The)	1.3%
HCA Holdings, Inc.	1.3%
Wal-Mart Stores, Inc.	1.3%
Chubb Ltd.	1.3%
Lowe's Cos., Inc.	1.2%
Newfield Exploration Co.	1.2%
Intel Corp.	1.2%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	7.2%
Specialty Retail	5.8%
Food and Staples Retailing	4.4%
Technology Hardware, Storage and Peripherals	4.4%
IT Services	4.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1)11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$975.20	$6.19	1.26%
Institutional Class	$1,000	$976.80	$5.21	1.06%
Hypothetical
Investor Class	$1,000	$1,018.60	$6.32	1.26%
Institutional Class	$1,000	$1,019.59	$5.32	1.06%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 3.0%
Curtiss-Wright Corp.	14,204	$1,087,742
General Dynamics Corp.	7,219	1,014,414
HEICO Corp.	12,312	754,849
		2,857,005
Airlines — 1.0%
American Airlines Group, Inc.	24,633	854,519
Southwest Airlines Co.	2,740	122,231
		976,750
Auto Components — 0.6%
Delphi Automotive plc	7,749	570,559
Automobiles — 0.8%
Ford Motor Co.	58,138	788,351
Banks — 3.8%
Fifth Third Bancorp	57,209	1,047,497
SVB Financial Group(1)	68	7,091
U.S. Bancorp	23,658	1,009,960
Wells Fargo & Co.	14,611	730,258
Westamerica Bancorporation	15,542	757,206
		3,552,012
Biotechnology — 2.9%
AbbVie, Inc.	13,089	798,429
Amgen, Inc.	6,690	1,059,027
Gilead Sciences, Inc.	9,898	873,103
		2,730,559
Capital Markets — 3.6%
AllianceBernstein Holding LP	41,715	979,885
E*Trade Financial Corp.(1)	38,847	978,168
Janus Capital Group, Inc.	66,457	970,272
Moelis & Co., Class A	14,891	418,586
		3,346,911
Chemicals — 1.0%
International Flavors & Fragrances, Inc.	7,548	901,760
Communications Equipment — 1.5%
Cisco Systems, Inc.	35,668	980,513
Juniper Networks, Inc.	17,410	407,394
		1,387,907
Construction Materials — 0.5%
Vulcan Materials Co.	4,238	456,136
Consumer Finance — 1.0%
American Express Co.	13,924	911,047
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	3,566	518,782
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	25,944	1,007,146

6

	Shares	Value
Verizon Communications, Inc.	17,382	$885,439
		1,892,585
Electric Utilities — 0.8%
Exelon Corp.	22,712	796,964
Electrical Equipment — 2.2%
Acuity Brands, Inc.	4,490	1,095,066
Rockwell Automation, Inc.	8,519	966,651
		2,061,717
Electronic Equipment, Instruments and Components — 2.9%
Corning, Inc.	55,236	1,031,256
Keysight Technologies, Inc.(1)	35,493	925,657
Methode Electronics, Inc.	24,601	731,388
		2,688,301
Food and Staples Retailing — 4.4%
Chefs' Warehouse, Inc. (The)(1)	47,459	914,535
CVS Health Corp.	10,813	1,086,706
PriceSmart, Inc.	11,183	967,777
Wal-Mart Stores, Inc.	17,786	1,189,350
		4,158,368
Food Products — 1.6%
General Mills, Inc.	9,068	556,231
John B Sanfilippo & Son, Inc.	16,529	914,550
		1,470,781
Gas Utilities — 0.7%
ONE Gas, Inc.	11,477	671,060
Health Care Equipment and Supplies — 1.9%
IDEXX Laboratories, Inc.(1)	9,260	781,081
Varian Medical Systems, Inc.(1)	12,830	1,041,539
		1,822,620
Health Care Providers and Services — 3.5%
Anthem, Inc.	7,836	1,103,074
Cardinal Health, Inc.	12,477	978,945
HCA Holdings, Inc.(1)	14,957	1,205,833
		3,287,852
Hotels, Restaurants and Leisure — 3.2%
Boyd Gaming Corp.(1)	23,402	436,213
Buffalo Wild Wings, Inc.(1)	6,675	892,181
Royal Caribbean Cruises Ltd.	9,181	710,609
Sonic Corp.	29,511	1,014,293
		3,053,296
Household Products — 0.5%
Procter & Gamble Co. (The)	5,961	477,595
Independent Power and Renewable Electricity Producers — 1.4%
NRG Yield, Inc., Class A	13,715	207,508
Ormat Technologies, Inc.	24,701	1,072,023
		1,279,531
Industrial Conglomerates — 2.1%
3M Co.	5,675	949,882
General Electric Co.	33,334	1,025,020
		1,974,902

7

	Shares	Value
Insurance — 2.8%
Chubb Ltd.	10,019	$1,180,839
HCI Group, Inc.	13,737	411,561
Principal Financial Group, Inc.	23,735	1,013,010
		2,605,410
Internet Software and Services — 2.1%
Alphabet, Inc., Class A(1)	1,229	869,985
LogMeIn, Inc.(1)	18,789	1,121,703
		1,991,688
IT Services — 4.2%
CoreLogic, Inc.(1)	27,473	974,742
Fiserv, Inc.(1)	1,486	145,212
International Business Machines Corp.	6,723	981,155
Virtusa Corp.(1)	26,075	926,705
Xerox Corp.	95,172	913,651
		3,941,465
Life Sciences Tools and Services — 2.3%
Cambrex Corp.(1)	11,003	530,785
PAREXEL International Corp.(1)	14,930	912,223
Quintiles Transnational Holdings, Inc.(1)	10,105	697,952
		2,140,960
Machinery — 1.0%
Proto Labs, Inc.(1)	9,344	559,052
Xylem, Inc.	8,071	337,206
		896,258
Media — 2.2%
Comcast Corp., Class A	18,087	1,098,966
Walt Disney Co. (The)	9,836	1,015,665
		2,114,631
Metals and Mining — 0.9%
Coeur d'Alene Mines Corp.(1)	78,306	634,279
Haynes International, Inc.	5,398	202,587
		836,866
Oil, Gas and Consumable Fuels — 7.2%
DHT Holdings, Inc.	110,409	633,748
Dominion Midstream Partners LP(1)	24,274	814,150
Exxon Mobil Corp.	15,731	1,390,620
Newfield Exploration Co.(1)	31,108	1,127,665
Occidental Petroleum Corp.	13,220	1,013,313
Ship Finance International Ltd.	58,825	892,375
Tesoro Corp.	11,403	908,705
		6,780,576
Paper and Forest Products — 1.1%
Domtar Corp.	26,191	1,012,020
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	10,641	1,020,153
Pharmaceuticals — 2.1%
Pfizer, Inc.	31,803	1,040,276
Sanofi ADR	22,900	941,190
		1,981,466

8

	Shares	Value
Professional Services — 1.6%
Equifax, Inc.	8,194	$985,328
Korn / Ferry International	19,998	542,746
		1,528,074
Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.	10,009	1,049,744
CareTrust REIT, Inc.	74,498	947,615
DuPont Fabros Technology, Inc.	22,326	889,021
Equity Residential	11,726	798,189
VEREIT, Inc.	28,851	256,197
		3,940,766
Real Estate Management and Development — 1.2%
Jones Lang LaSalle, Inc.	6,415	738,816
Marcus & Millichap, Inc.(1)	17,162	430,423
		1,169,239
Semiconductors and Semiconductor Equipment — 2.1%
Intel Corp.	37,131	1,124,327
STMicroelectronics NV	140,307	861,485
		1,985,812
Software — 2.9%
Microsoft Corp.	34,477	1,719,368
RealPage, Inc.(1)	47,828	1,051,738
		2,771,106
Specialty Retail — 5.8%
AutoNation, Inc.(1)	5,418	274,422
Caleres, Inc.	30,131	759,603
Cato Corp. (The), Class A	26,996	987,784
Home Depot, Inc. (The)	9,287	1,243,436
Lowe's Cos., Inc.	15,424	1,172,532
Tiffany & Co.	13,706	977,923
		5,415,700
Technology Hardware, Storage and Peripherals — 4.4%
Apple, Inc.	24,553	2,301,598
HP, Inc.	76,603	939,919
NCR Corp.(1)	29,306	852,512
		4,094,029
Textiles, Apparel and Luxury Goods — 0.3%
Vera Bradley, Inc.(1)	17,010	298,355
Thrifts and Mortgage Finance — 1.0%
Northwest Bancshares, Inc.	66,114	926,918
Tobacco — 1.6%
Altria Group, Inc.	16,322	1,023,553
Philip Morris International, Inc.	4,867	477,550
		1,501,103
TOTAL COMMON STOCKS (Cost $88,996,454)		93,585,946
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $178,114), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $174,604)		174,602

9

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $301,350), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $291,002)		$291,000
State Street Institutional Liquid Reserves Fund, Premier Class	203	203
TOTAL TEMPORARY CASH INVESTMENTS (Cost $465,805)		465,805
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $89,462,259)		94,051,751
OTHER ASSETS AND LIABILITIES — (0.1)%		(119,134)
TOTAL NET ASSETS — 100.0%		$93,932,617

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	45,052	USD	51,527	UBS AG	6/30/16	$152
EUR	46,060	USD	52,778	UBS AG	6/30/16	57
USD	902,254	EUR	805,552	UBS AG	6/30/16	(21,787)
USD	636,440	EUR	557,643	UBS AG	6/30/16	(3,228)
USD	40,947	EUR	35,840	UBS AG	6/30/16	(165)
USD	39,035	EUR	34,590	UBS AG	6/30/16	(643)
USD	53,518	EUR	47,109	UBS AG	6/30/16	(521)
						$(26,135)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $89,462,259)	$94,051,751
Receivable for capital shares sold	1,815
Unrealized appreciation on forward foreign currency exchange contracts	209
Dividends and interest receivable	81,721
94,135,496

Liabilities
Payable for capital shares redeemed	78,911
Unrealized depreciation on forward foreign currency exchange contracts	26,344
Accrued management fees	97,624
202,879

Net Assets	$93,932,617

Net Assets Consist of:
Capital (par value and paid-in surplus)	$92,014,365
Undistributed net investment income	135,907
Accumulated net realized loss	(2,781,012)
Net unrealized appreciation	4,563,357
$93,932,617

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$91,148,554	9,731,610	$9.37
Institutional Class, $0.01 Par Value	$2,784,063	290,745	$9.58

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,301)	$1,017,144
Interest	420
1,017,564

Expenses:
Management fees	586,282
Directors' fees and expenses	1,759
Other expenses	399
588,440

Net investment income (loss)	429,124

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,603,870)
Foreign currency transactions	(5,293)
(2,609,163)

Change in net unrealized appreciation (depreciation) on:
Investments	(560,144)
Translation of assets and liabilities in foreign currencies	(33,175)
(593,319)

Net realized and unrealized gain (loss)	(3,202,482)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,773,358)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$429,124	$537,715
Net realized gain (loss)	(2,609,163)	11,356,798
Change in net unrealized appreciation (depreciation)	(593,319)	(6,136,452)
Net increase (decrease) in net assets resulting from operations	(2,773,358)	5,758,061

Distributions to Shareholders
From net investment income:
Investor Class	(1,053,460)	(488,270)
Institutional Class	(32,985)	(18,491)
From net realized gains:
Investor Class	(9,000,208)	—
Institutional Class	(238,821)	—
Decrease in net assets from distributions	(10,325,474)	(506,761)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,223,965	2,953,683

Redemption Fees
Increase in net assets from redemption fees	1,594	7,491

Net increase (decrease) in net assets	(7,873,273)	8,212,474

Net Assets
Beginning of period	101,805,890	93,593,416
End of period	$93,932,617	$101,805,890

Undistributed net investment income	$135,907	$793,228

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

14

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.000% to 1.250% for the Investor Class. The annual management fee schedule ranges from 0.800% to 1.050% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 1.25% and 1.05% for the Investor Class and Institutional Class, respectively.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $63,648,707 and $67,530,558, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	495,985	$4,748,228	1,198,055	$12,988,123
Issued in reinvestment of distributions	1,052,444	9,808,781	47,838	475,961
Redeemed	(1,048,689)	(9,793,280)	(991,066)	(10,528,396)
	499,740	4,763,729	254,827	2,935,688
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	19,287	189,804	4,741	50,579
Issued in reinvestment of distributions	28,551	271,806	1,824	18,491
Redeemed	(139)	(1,374)	(4,914)	(51,075)
	47,699	460,236	1,651	17,995
Net increase (decrease)	547,439	$5,223,965	256,478	$2,953,683

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$93,585,946	—	—
Temporary Cash Investments	203	$465,602	—
	$93,586,149	$465,602	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$209	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$26,344	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,530,375.

The value of foreign currency risk derivative instruments as of April 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $209 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $26,344 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(5,293) in net realized gain (loss) on foreign currency transactions and $(33,175) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

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8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$89,653,376
Gross tax appreciation of investments	$8,170,777
Gross tax depreciation of investments	(3,772,402)
Net tax appreciation (depreciation) of investments	$4,398,375

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.74	0.04	(0.31)	(0.27)	(0.12)	(0.98)	(1.10)	$9.37	(2.48)%	1.26%(4)	0.90%(4)	67%	$91,149
2015	$10.15	0.06	0.59	0.65	(0.06)	—	—	$10.74	6.40%	1.26%	0.54%	185%	$99,141
2014	$9.08	0.06	1.11	1.17	(0.10)	—	—	$10.15	12.96%	1.25%	0.59%	184%	$91,093
2013	$6.90	0.06	2.25	2.31	(0.13)	—	—	$9.08	34.11%	1.25%	0.80%	158%	$88,256
2012	$6.25	0.09	0.65	0.74	(0.09)	—	—	$6.90	12.03%	1.26%	1.35%	257%	$72,311
2011	$5.68	0.05	0.53	0.58	(0.01)	—	—	$6.25	10.16%	1.25%	0.82%	280%	$72,851
Institutional Class
2016(3)	$10.96	0.05	(0.31)	(0.26)	(0.14)	(0.98)	(1.12)	$9.58	(2.32)%	1.06%(4)	1.10%(4)	67%	$2,784
2015	$10.36	0.08	0.60	0.68	(0.08)	—	—	$10.96	6.58%	1.06%	0.74%	185%	$2,665
2014	$9.27	0.09	1.11	1.20	(0.11)	—	—	$10.36	13.13%	1.05%	0.79%	184%	$2,501
2013	$7.03	0.07	2.31	2.38	(0.14)	—	—	$9.27	34.41%	1.05%	1.00%	158%	$317
2012	$6.37	0.10	0.66	0.76	(0.10)	—	—	$7.03	12.18%	1.06%	1.55%	257%	$158
2011	$5.78	0.06	0.55	0.61	(0.02)	—	—	$6.37	10.55%	1.05%	1.02%	280%	$169

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89216 1606

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2016